                                                                 Multi-Flex FPVL
                                                      Registration No. 033-44296

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 17
                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2



                         -----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                              (EXACT NAME OF TRUST)

                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                     -------
This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after January 25,
2002


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

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                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                    CAPTION IN PROSPECTUS

 1....................................Nationwide Life Insurance Company
                                      The Variable Account
 2....................................Nationwide Life Insurance Company
 3....................................Custodian of Assets
 4....................................Distribution of The Policies
 5....................................The Variable Account
 6....................................Not Applicable
 7....................................Not Applicable
 8....................................Not Applicable
 9....................................Legal Proceedings
10....................................Information About The Policies; How
                                      The Cash Value Varies; Right to Exchange
                                      for a Fixed Benefit Policy; Reinstatement;
                                      Other Policy Provisions
11....................................Investments of The Variable Account
12....................................The Variable Account
13....................................Policy Charges
                                      Reinstatement
14....................................Underwriting and Issuance - Premium
                                      Payments
                                      Minimum Requirements for Issuance of a
                                      Policy
15....................................Investments of the Variable Account;
                                      Premium Payments
16....................................Underwriting and Issuance - Allocation of
                                      Cash Value
17....................................Surrendering The Policy for Cash
18....................................Reinvestment
19....................................Not Applicable
20....................................Not Applicable
21....................................Policy Loans
22....................................Not Applicable
23....................................Not Applicable
24....................................Not Applicable
25....................................Nationwide Life Insurance Company
26....................................Not Applicable
27....................................Nationwide Life Insurance Company
28....................................Company Management
29....................................Company Management
30....................................Not Applicable
31....................................Not Applicable
32....................................Not Applicable
33....................................Not Applicable
34....................................Not Applicable

N-8B-2 ITEM                                  CAPTION IN PROSPECTUS

35....................................Nationwide Life Insurance Company
36....................................Not Applicable
37....................................Not Applicable
38....................................Distribution of The Policies

39....................................Distribution of The Policies
40....................................Not Applicable
41(a).................................Distribution of The Policies
42....................................Not Applicable
43....................................Not Applicable
44....................................How The Cash Value Varies
45....................................Not Applicable
46....................................How The Cash Value Varies
47....................................Not Applicable
48....................................Custodian of Assets
49....................................Not Applicable
50....................................Not Applicable
51....................................Summary of The Policies; Information
                                      About The Policies
52....................................Substitution of Securities
53....................................Taxation of The Company
54....................................Not Applicable
55....................................Not Applicable
56....................................Not Applicable
57....................................Not Applicable
58....................................Not Applicable
59....................................Financial Statements

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     Credit Suisse Warburg Pincus Trust - Global Post-Venture        Credit Suisse Trust - Global Post-Venture Capital Portfolio
     Capital Portfolio

     Credit Suisse Warburg Pincus Trust - International Equity       Credit Suisse Trust - International Focus Portfolio
     Portfolio

     Credit Suisse Warburg Pincus Trust - Small Company Growth       Credit Suisse Trust - Small Cap Growth Portfolio
     Portfolio


3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
     Appreciation Fund                                               Growth Fund: Class I

     NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I

     NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I

     NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I

     NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I

     NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST

     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund

5.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       after reimbursements and waivers)


                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%            0.73%
NSAT Government Bond Fund)
GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%            0.83%
Capital Appreciation Fund)
GVIT Gartmore GVIT Investor Destinations Aggressive Fund           0.13%        0.23%        0.25%            0.61%
GVIT Gartmore GVIT Investor Destinations Conservative Fund         0.13%        0.23%        0.25%            0.61%
GVIT Gartmore GVIT Investor Destinations Moderate Fund             0.13%        0.23%        0.25%            0.61%
GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%            0.61%
Aggressive Fund
GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%            0.61%
Conservative Fund
GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%            0.61%
NSAT Money Market Fund)
GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%            0.81%
NSAT Total Return Fund)
GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%            1.20%
Nationwide Small Cap Value Fund)
GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%            1.19%
Nationwide Small Company Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)

                                                                      Management      Other        12b-1     Total Underlying
                                                                         Fees       Expenses       Fees        Mutual Fund
                                                                                                                 Expenses
       GVIT Gartmore GVIT Investor Destinations Aggressive Fund         0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Conservative Fund       0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Moderate Fund           0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Aggressive Fund
       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Conservative Fund

6.   THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS MODIFIED AS FOLLOWS:

     Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

     If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

7.   THE PROVISION ENTITLED "TAX MATTERS" IS MODIFIED AS FOLLOWS:

     TAX MATTERS

     POLICY PROCEEDS

     Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under
     Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

     Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

     As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

     The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

     The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by
     Section 7702A(c) of the Internal Revenue Code.

     In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

     If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

     Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

     Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

     A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

     WITHHOLDING

     Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

     ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

     State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

     The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

     When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

     If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

     NON-RESIDENT ALIENS

     Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed.

     Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

     A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

     TAXATION OF NATIONWIDE

     Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

     Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

     Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

     TAX CHANGES

     The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

     The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

     If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

     Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

     The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

8.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)
          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)
          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

          GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)
          Subadviser: The Dreyfus Corporation
          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

          GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
          FUND)
          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

          Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                       Nationwide VLI Separate Account-3

                   The date of this prospectus is May 1, 2001.

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-    American Century VP Balanced
-    American Century VP Income & Growth
-    American Century VP International
-    American Century VP Value

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-    Small Company Growth Portfolio

DREYFUS
-    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
-    Dreyfus Stock Index Fund, Inc. - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
-    Growth & Income Portfolio* - Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-    VIP Equity-Income Portfolio
-    VIP Growth Portfolio
-    VIP High Income Portfolio*
-    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-    VIP II Asset Manager Portfolio
-    VIP II Contrafund(R) Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST:
-    Capital Appreciation Fund
-    Government Bond Fund
-    Money Market Fund
-    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus Corporation)
-    Nationwide(R) Small Company Fund
     (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Asset Management)
-    Total Return Fund

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-    AMT Balanced Portfolio
-    AMT Growth Portfolio
-    AMT Guardian Portfolio
-    AMT Limited Maturity Bond Portfolio
-    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-    Oppenheimer Bond Fund/VA
-    Oppenheimer Global Securities Fund/VA
-    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-    U.S. Real Estate Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
-    Worldwide Bond Fund
-    Worldwide Emerging Markets Fund
-    Worldwide Hard Assets Fund

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-    American Century VP Capital Appreciation

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
- Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio)
-    International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
-    International Stock Fund II*
-    Strong Discovery Fund II, Inc.

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and
-    any required Nationwide forms,

call:
                                   1-800-547-7548
                               TDD 1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov
THIS POLICY:

-    is NOT a bank deposit
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY
     FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments. For policies issued in New York under a group contract, references through out this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owners(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-3 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 4%. The Guideline Level Premium is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-3, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................
     Minimum Requirements for Issuance of Policy
     Premium Payments
     Pricing

POLICY CHARGES................................................
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................
     Error in Age or Sex

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage
     Riders

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................

     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS...............................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..........................................

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES................

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
  AND DEATH BENEFITS..........................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge for state premium taxes from premium payments. The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load"). The charge for state premium tax is approximately 2.5% of premiums for all states ("Premium Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% from the daily net assets of the variable account.

Nationwide deducts the following charges from the cash value of the policy:

-    a monthly cost of insurance;
-    a monthly cost of any additional benefits provided by riders to the policy;
- a monthly administrative expense charge; o an increase charge (applied to increases in the specified amount); and
-    a surrender charge.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year and $5 per month thereafter. The charge is guaranteed not to exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts an increase charge per $1,000 applied to any increase in the specified amount. The charge is $2.04 per year per $1,000 and is shown on the policy data page.

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
American Century Variable Portfolios,            0.90%            0.00%         0.00%            0.90%
Inc. - American Century VP Balanced
American Century Variable Portfolios,            0.98%            0.00%         0.00%            0.98%
Inc. - American Century VP Capital
Appreciation
American Century Variable Portfolios,            0.70%            0.00%         0.00%            0.70%
Inc. - American Century VP Income & Growth
American Century Variable Portfolios,            1.23%            0.00%         0.00%            1.23%
Inc. - American Century VP International
American Century Variable Portfolios,            1.00%            0.00%         0.00%            1.00%
Inc. - American Century VP Value
Credit Suisse Warburg Pincus Trust -             1.14%            0.26%         0.00%            1.40%
Global Post-Venture Capital Portfolio
(formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust -             1.00%            0.30%         0.00%            1.30%
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)
Credit Suisse Warburg Pincus Trust -             0.90%            0.21%         0.00%            1.11%
Small Company Growth Portfolio (formerly,
Warburg Pincus Trust - Small Company
Growth Portfolio)
The Dreyfus Socially Responsible Growth          0.75%            0.03%         0.00%            0.78%
Fund, Inc. - Initial Shares
Dreyfus Stock Index Fund, Inc. - Initial         0.25%            0.01%         0.00%            0.26%
Shares
Dreyfus Variable Investment Fund - Growth        0.75%            0.03%         0.00%            0.78%
& Income Portfolio - Initial Shares
Fidelity VIP Equity-Income Portfolio(1)          0.48%            0.08%         0.00%            0.56%
Fidelity VIP Growth Portfolio(1)                 0.57%            0.08%         0.00%            0.65%
Fidelity VIP High Income Portfolio               0.58%            0.10%         0.00%            0.68%
Fidelity VIP Overseas Portfolio(1)               0.72%            0.17%         0.00%            0.89%
Fidelity VIP II Asset Manager Portfolio          0.53%            0.08%         0.00%            0.61%
Fidelity VIP II Contrafund(R) Portfolio(1)       0.57%            0.09%         0.00%            0.66%
NSAT Capital Appreciation Fund                   0.60%            0.20%         0.00%            0.80%
NSAT Government Bond Fund                        0.50%            0.16%         0.00%            0.66%
NSAT Money Market Fund                           0.39%            0.16%         0.00%            0.55%
NSAT Nationwide Small Cap Value Fund             0.90%            0.15%         0.00%            1.05%
NSAT Nationwide Small Company Fund               0.93%            0.28%         0.00%            1.21%
NSAT Total Return Fund                           0.58%            0.20%         0.00%            0.78%
Neuberger Berman AMT Balanced Portfolio          0.85%            0.14%         0.00%            0.99%
Neuberger Berman AMT Growth Portfolio            0.82%            0.08%         0.00%            0.90%
Neuberger Berman AMT Guardian Portfolio          0.85%            0.15%         0.00%            1.00%
Neuberger Berman AMT Limited Maturity            0.65%            0.11%         0.00%            0.76%
Bond Portfolio
Neuberger Berman AMT Partners Portfolio          0.82%            0.10%         0.00%            0.92%
Oppenheimer Variable Account Funds -             0.72%            0.04%         0.00%            0.76%
Oppenheimer Bond Fund/VA

                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
Oppenheimer Variable Account Funds -             0.64%            0.04%         0.00%            0.68%
Oppenheimer Global Securities Fund/VA
Oppenheimer Variable Account Funds -             0.72%            0.04%         0.00%            0.76%
Oppenheimer Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc.                 1.00%            0.11%         0.00%            1.11%
(formerly, Strong Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. -          1.00%            0.16%         0.00%            1.16%
International Stock Fund II
Strong Variable Insurance Funds, Inc. -          1.00%            0.22%         0.00%            1.22%
Strong Discovery Fund II, Inc.
The Universal Institutional Funds, Inc. -        0.74%            0.36%         0.00%            1.10%
U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust -              1.00%            0.15%         0.00%            1.15%
Worldwide Bond Fund
Van Eck Worldwide Insurance Trust -              1.00%            0.26%         0.00%            1.26%
Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust -              1.00%            0.14%         0.00%            1.14%
Worldwide Hard Assets Fund


(1)Actual Annual Class Operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                      Management    Other Expenses  12b-1       Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
Credit Suisse Warburg Pincus Trust - Global              1.25%          0.28%        0.00%            1.53%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital
Portfolio) (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust - International       1.00%          0.32%        0.00%            1.32%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Small Company       0.90%          0.23%        0.00%            1.13%
Growth Portfolio (formerly, Warburg Pincus Trust -
Small Company Growth Portfolio)
NSAT Capital Appreciation Fund                           0.60%          0.23%        0.00%            0.83%
NSAT Government Bond Fund                                0.50%          0.23%        0.00%            0.73%
NSAT Money Market Fund                                   0.39%          0.22%        0.00%            0.61%
NSAT Nationwide Small Cap Value Fund                     0.90%          0.30%        0.00%            1.20%
NSAT Total Return Fund                                   0.58%          0.23%        0.00%            0.81%
Strong Opportunity Fund II, Inc. (formerly, Strong       1.00%          0.18%        0.00%            1.18%
Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. -                  1.00%          0.58%        0.00%            1.58%
International Stock Fund II
Strong Variable Insurance Funds, Inc. - Strong           1.00%          0.25%        0.00%            1.25%
Discovery Fund II, Inc.

                                                      Management    Other Expenses  12b-1       Total Underlying
                                                        Fees                         Fees    Mutual Fund Expenses
The Universal Institutional Funds, Inc. - U. S.          0.80%          0.36%        0.00%            1.16%
Real Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Bond       1.00%          0.21%        0.00%            1.21%
Fund
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.33%        0.00%            1.33%
Emerging Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.16%        0.00%            1.16%
Assets Fund

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy. Availability varies by state (see "Riders").

Riders currently include:

-    Maturity Extension Endorsement;
-    Spousal Rider;
-    Child Rider;
-    Waiver of Monthly Deductions Rider;
-    Accidental Death Benefit Rider;
-    Base Insured Term Rider;
-    Accelerated Death Benefit Rider;
-    Change of Insured Rider; and
-    Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account- 3 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners of any changes and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain general applicable provisions of the federal securities law concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including surrender charges.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be age 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - during the first 3 policy years, the total premium payments, less any policy indebtedness and less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page);

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-    New Year's Day            -    Independence Day
-    Martin Luther King, Jr.   -    Labor Day
     Day
-    Presidents' Day           -    Thanksgiving
-    Good Friday               -    Christmas
-    Memorial Day

Nationwide also will not price premium payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium amount is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of the front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a charge for state premium taxes equal to 2.5% of premiums for all states. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions.

Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis. See Appendix B for specific examples.

          INITIAL SPECIFIED AMOUNT $50,000-$99,999

              MALE     FEMALE
ISSUE AGE     NON-       NON-         MALE        FEMALE
            TOBACCO    TOBACCO      STANDARD     STANDARD

   25       $7.776      $7.521      $8.369        $7.818
   35       $8.817      $8.398      $9.811        $8.891
   45      $12.191     $11.396     $13.887       $12.169
   55      $15.636     $14.011     $18.415       $15.116
   65      $22.295     $19.086     $26.577       $20.641

           INITIAL SPECIFIED AMOUNT $100,000 OR MORE

              MALE     FEMALE
ISSUE AGE     NON-       NON-         MALE        FEMALE
            TOBACCO    TOBACCO      STANDARD     STANDARD

   25        $5.776     $5.521       $6.369       $5.818
   35        $6.817     $6.398       $7.811       $6.891
   45        $9.691     $8.896      $11.387       $9.669
   55       $13.136    $11.511      $15.915      $12.616
   65       $21.295    $18.086      $25.577      $19.641

The surrender charge is comprised of two components:
-    an underwriting component; and
-    a sales component.

The underwriting component varies by issue age in the following manner:

       $1,000 OF INITIAL SPECIFIED AMOUNT

ISSUE AGE   SPECIFIED AMOUNTS     SPECIFIED AMOUNTS
            LESS THAN $100,000     $100,000 OR MORE

   0-35           $6.00                  $4.00
  36-55           $7.50                  $5.00
  56-80           $7.50                  $6.50

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

     -    processing applications;
     -    conducting medical exams;
     -    determining insurability and the insured's underwriting class; and
     -    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include any profits, from the mortality and expense risk charge. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:



    NUMBER OF         SURRENDER CHARGE AS A % OF
 COMPLETED POLICY     INITIAL SURRENDER CHARGES
      YEARS
        0                       100%
        1                       100%
        2                        90%
        3                        80%
        4                        70%
        5                        60%
        6                        50%
        7                        40%
        8                        30%
   9 and after                    0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value - each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted from cash value when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. For policies issued in New York, the reduction occurs regardless of the cash surrender value. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangement made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insured;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insured;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     (1)  the minimum partial surrender is $500;

     (2) partial surrenders may not reduce the specified amount to less than $50,000;

     (3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

     (4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

     (5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrender charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25.00. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected death benefit and cash value will be adjusted to reflect the correct age and sex. The cash value will be adjusted to reflect the cost of insurance charge on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     (1)  the request must be in writing;

     (2)  satisfactory evidence of insurability must be provided;

     (3)  the increase must be for a minimum of $10,000;

     (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     (5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

(1)  against insurance provided by the most recent increase;

(2)  against the next most recent increases successively; and

(3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1)  reduce the specified amount to less than $50,000 ($100,000 in New
     Jersey); or

(2)  disqualify the policy as a contract for life insurance.

RIDERS

A rider may be added as an addition to the policy. Rider availability varies by state.

Maturity Extension Endorsement: This rider provides the ability to extend the maturity date of the policy until the date of the insured's death. Upon election of this rider, several restrictions impact the policy owner's ability to make certain policy changes, Nationwide automatically will make several policy changes to reduce its risk, and no further premium payments will be accepted.

Spousal Rider: This rider provides a level amount of term insurance on the spouse of the primary insured. This rider may be added after issue of the base policy. The spouse rider minimum face amount is $25,000 and the maximum face amount is $500,000.

Child Rider: This rider provides term insurance on each insured child and may be added after issue of the base policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.

Waiver of Monthly Deductions Rider: This rider is available to insureds age 15-59 and provides for the waiver of total policy monthly deductions by Nationwide upon delivery of sufficient documentation of the primary insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

Accidental Death Benefit Rider: This rider provides a death benefit payable in addition to the face amount of the base policy. The accidental death benefit rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to insureds age 5-65.

Base insured Term Rider: This rider provides term insurance on the base insured age 18-70. This rider is a non-commissionable supplement to the base policy and may be added after issue of the base policy. Level or automatically decreasing death benefits may be chosen by the policy owner.

Accelerated Death Benefit Rider: This rider allows for up to 50% of the policy's net amount at risk to be paid to the policy owner if the insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

Change of Insured Rider: The named insured on the policy may be exchanged for a new insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new insured's age and risk class.

Guaranteed Minimum Death Benefit Rider: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base policy.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an amount equal to an annualized rate of 0.50% of the daily net assets of the variable account if the cash surrender value is $25,000 or more each policy anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for the mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

- transfers made to the fixed account may not be made in the first policy year;

- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Money Market Fund; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.

Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.


DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

     (1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

     (2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."



                 APPLICABLE PERCENTAGE OF CASH VALUE TABLE

ATTAINED AGE  PERCENTAGE OF  ATTAINED AGE  PERCENTAGE OF  ATTAINED PERCENTAGE OF
                CASH VALUE                  CASH VALUE       AGE    CASH VALUE
   0-40            250%           60           130%          80         105%
     41            243%           61           128%          81         105%
     42            236%           62           126%          82         105%
     43            229%           63           124%          83         105%
     44            222%           64           122%          84         105%
     45            215%           65           120%          85         105%
     46            209%           66           119%          86         105%
     47            203%           67           118%          87         105%
     48            197%           68           117%          88         105%
     49            191%           69           116%          89         105%
     50            185%           70           115%          90         105%
     51            178%           71           113%          91         104%
     52            171%           72           111%          92         103%
     53            164%           73           109%          93         102%
     54            157%           74           107%          94         101%
     55            150%           75           105%          95         100%
     56            146%           76           105%
     57            142%           77           105%
     58            138%           78           105%
     59            134%           79           105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary day (1) is greater than or equal to (2), where:

   (1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and
   (2) is the sum of monthly minimum premiums required since the minimum premium, including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)  providing evidence of insurability satisfactory to Nationwide;

     (3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated to the first 3 policy years;

     (4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

     (5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     (6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     (1)  the cash value at the end of the grace period; or

     (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums.

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules on the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals).

Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of section 101 of the Internal Revenue Code, described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If this policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment contract or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance contract (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if:

     (1) the proceeds were payable to or for the benefit of the insured's estate; or

     (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death.

An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no individual taxpayer identification number, or an incorrect individual taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial advisor for more information.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto including exhibits filed as a part thereof, to all of which reference is hereby made. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-    Nationwide VLI Separate Account-2;
-    Nationwide VLI Separate Account-3;
-    Nationwide VLI Separate Account-4;
-    Nationwide Multi-Flex Variable Account;
-    Nationwide Variable Account;
-    Nationwide Variable Account-II;
-    Nationwide Variable Account-5;
-    Nationwide Variable Account-6;
-    Nationwide Variable Account-8;
-    Nationwide Variable Account-9;
-    Nationwide Variable Account-10;
-    Nationwide VA Separate Account-A;
-    Nationwide VA Separate Account-B;

-    Nationwide VA Separate Account-C;
-    Nationwide VL Separate Account-A;
-    Nationwide VL Separate Account-B;
-    Nationwide VL Separate Account-C; and
-    Nationwide VL Separate Account-D.

Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing services provided by NISC are not more than 35% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-5 paid by Nationwide will not exceed 4% of actual premium payments, and will not exceed 2% in years 6 and after.

NISC - DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
W.G. Jurgensen                                                    Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                               Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                       Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                               Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                                               Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE


The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company of Nationwide:

-    Nationwide Variable Account;
-    Nationwide Variable Account-II;
-    Nationwide Variable Account-3;
-    Nationwide Variable Account-4;
-    Nationwide Variable Account-5;
-    Nationwide Variable Account-6;
-    Nationwide Fidelity Advisor Variable Account;
-    Nationwide Variable Account-8;
-    Nationwide Variable Account-9;
-    Nationwide Variable Account-10;
-    MFS Variable Account;
-    Nationwide Multi-Flex Variable Account;
-    Nationwide VLI Separate Account;
-    Nationwide VLI Separate Account-2;
-    Nationwide VLI Separate Account-3;
-    Nationwide VLI Separate Account-4; and
-    Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by Nationwide Investment Services Corporation, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE

DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer
Avaya Inc.                                                        Avaya Inc.(2)
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920

Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258

Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (1)

W.G. Jurgensen                        Chief Executive Officer     Chairman and Chief Executive Officer (3)
One Nationwide Plaza                  and Director
Columbus, OH 43215

David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025

Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
     (3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.

Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
Richard D. Headley                                Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                                 Executive Vice President -Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                    Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                  Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                                Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                  Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                            Senior Vice President - Business Development and Sponsor
One Nationwide Plaza                              Relations
Columbus, OH 43215

David R. Jahn                                     Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
Mark D. Phelan                                    Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                              Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215

W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community College in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1991, Mr. Crumrine held several other positions within Nationwide.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previously, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time,

Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 -

1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, and a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     GROWTH AND INCOME PORTFOLIO - INITIAL SHARES
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:
     -at least 65% in income-producing debt securities and preferred stocks, including convertible securities. -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services Inc. ("Moodys"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its Portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: Obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser:The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management Inc. and Waddell & Reed Management Company.

     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     TOTAL RETURN FUND
     Investment Objective: Reasonable, long-term total return on invested capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER BOND FUND/VA
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, WARBURG PINCUS TRUST-POST-VENTURE CAPITAL PORTFOLIO) Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation is authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment adviser to the Funds.

     INTERNATIONAL STOCK FUND II

     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC.
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total maximum initial surrender charge is calculated using the method illustrated above (6.817 x 100=681.70) Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table (also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.



                                     INITIAL SPECIFIED AMOUNT $50,000-$99,999

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $7.776               $7.521               $8.369               $7.818
          35                   8.817                8.398                9.811                8.891
          45                  12.191               11.396               13.887               12.169
          55                  15.636               14.011               18.415               15.116
          65                  22.295               19.086               26.577               20.641


                                    INITIAL SPECIFIED AMOUNT $100,000 AND MORE

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $5.776               $5.521               $6.369               $5.818
          35                   6.817                6.398                7.811                6.891
          45                   9.691                8.896               11.387                9.669
          55                  13.136               11.511               15.915               12.616
          65                  21.295               18.086               25.577               19.641

                                          REDUCTIONS TO SURRENDER CHARGES

      NUMBER OF            SURRENDER CHARGE           NUMBER OF           SURRENDER CHARGE
      COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
     POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
          0                        100%                   5                        60%
          1                        100%                   6                        50%
          2                         90%                   7                        40%
          3                         80%                   8                        30%
          4                         70%                   9+                        0%

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania are reduced in the following manner:

   NUMBER OF     SURRENDER CHARGE AS     NUMBER OF    SURRENDER CHARGE AS     NUMBER OF      SURRENDER CHARGE
   COMPLETED        A % OF INITIAL       COMPLETED       A % OF INITIAL       COMPLETED     AS A % OF INITIAL
  POLICY YEARS    SURRENDER CHARGES    POLICY YEARS    SURRENDER CHARGES    POLICY YEARS        SURRENDER
                                                                                                 CHARGES
       0                 100%                5                60%                10                20%
       1                 100%                6                50%                11                15%
       2                  90%                7                40%                12                10%
       3                  80%                8                30%                13                 5%
       4                  70%                9                25%                14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to an amount equal to an annualized rate of 0.50% of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized rate of 0.91% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses , after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.94% Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.40%, 4.60%, and 10.60%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an equal to an annualized rate of 0.80% to an annualized rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charge and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the cash value for any policy surrendered in full during the first 9 years. In addition, the illustrations reflect the fact that Nationwide deducts an monthly administrative charge at the beginning of each policy month. Current values reflect a current monthly administrative expense charge of $12.50 per month in the first year and $5 per month in renewal years. Guaranteed values reflect the $25 maximum monthly administrative expense charge under the policy in the first year, and the $7.50 maximum monthly charge under the policy in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                  0% HYPOTHETICAL                      6% HYPOTHETICAL                     12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN
               PREMIUMS
               PAID PLUS                 CASH                               CASH                                  CASH
   POLICY      INTEREST      CASH        SURR       DEATH       CASH        SURR       DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         390          0       50,000        422          0       50,000          454            0       50,000
        2        1,614         852        278       50,000        943        369       50,000        1,038          464       50,000
        3        2,483       1,296        780       50,000      1,476        959       50,000        1,670        1,154       50,000
        4        3,394       1,717      1,258       50,000      2,016      1,557       50,000        2,352        1,893       50,000
        5        4,351       2,116      1,714       50,000      2,563      2,161       50,000        3,087        2,686       50,000
        6        5,357       2,493      2,149       50,000      3,118      2,774       50,000        3,883        3,539       50,000
        7        6,412       2,854      2,567       50,000      3,689      3,402       50,000        4,752        4,465       50,000
        8        7,520       3,193      2,964       50,000      4,268      4,039       50,000        5,696        5,467       50,000
        9        8,683       3,512      3,340       50,000      4,859      4,687       50,000        6,725        6,553       50,000
       10        9,905       3,810      3,810       50,000      5,462      5,462       50,000        7,847        7,847       50,000
       11       11,188       4,083      4,083       50,000      6,071      6,071       50,000        9,069        9,069       50,000
       12       12,535       4,330      4,330       50,000      6,688      6,688       50,000       10,403       10,403       50,000
       13       13,949       4,546      4,546       50,000      7,308      7,308       50,000       11,856       11,856       50,000
       14       15,434       4,729      4,729       50,000      7,929      7,929       50,000       13,441       13,441       50,000
       15       16,993       4,869      4,869       50,000      8,542      8,542       50,000       15,166       15,166       50,000
       16       18,630       4,968      4,968       50,000      9,149      9,149       50,000       17,052       17,052       50,000
       17       20,349       5,018      5,018       50,000      9,743      9,743       50,000       19,113       19,113       50,000
       18       22,154       5,008      5,008       50,000     10,316     10,316       50,000       21,367       21,367       50,000
       19       24,049       4,940      4,940       50,000     10,867     10,867       50,000       23,843       23,843       50,000
       20       26,039       4,804      4,804       50,000     11,389     11,389       50,000       26,568       26,568       50,000
       21       28,129       4,595      4,595       50,000     11,877     11,877       50,000       29,668       29,668       50,000
       22       30,323       4,303      4,303       50,000     12,324     12,324       50,000       33,114       33,114       50,000
       23       32,626       3,916      3,916       50,000     12,719     12,719       50,000       36,961       36,961       50,000
       24       35,045       3,422      3,422       50,000     13,052     13,052       50,000       41,274       41,274       50,000
       25       37,585       2,816      2,816       50,000     13,320     13,320       50,000       46,105       46,105       53,482
       26       40,252       2,084      2,084       50,000     13,510     13,510       50,000       51,420       51,420       59,132
       27       43,052       1,192      1,192       50,000     13,596     13,596       50,000       57,274       57,274       64,719
       28       45,992         131        131       50,000     13,570     13,570       50,000       63,731       63,731       70,741
       29       49,079         (*)        (*)          (*)     13,415     13,415       50,000       70,863       70,863       77,240
       30       52,321         (*)        (*)          (*)     13,108     13,108       50,000       78,753       78,753       84,266

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

               0% HYPOTHETICAL                      6% HYPOTHETICAL                     12% HYPOTHETICAL
              GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         175          0       50,000        200          0       50,000          225            0       50,000
        2        1,614         539          0       50,000        606         33       50,000          678          104       50,000
        3        2,483         879        362       50,000      1,012        496       50,000        1,158          641       50,000
        4        3,394       1,194        735       50,000      1,416        957       50,000        1,667        1,208       50,000
        5        4,351       1,484      1,082       50,000      1,816      1,415       50,000        2,208        1,806       50,000
        6        5,357       1,744      1,400       50,000      2,210      1,865       50,000        2,781        2,436       50,000
        7        6,412       1,973      1,686       50,000      2,593      2,306       50,000        3,385        3,098       50,000
        8        7,520       2,167      1,937       50,000      2,961      2,732       50,000        4,021        3,792       50,000
        9        8,683       2,320      2,148       50,000      3,309      3,137       50,000        4,688        4,516       50,000
       10        9,905       2,429      2,429       50,000      3,632      3,632       50,000        5,386        5,386       50,000
       11       11,188       2,490      2,490       50,000      3,924      3,924       50,000        6,116        6,116       50,000
       12       12,535       2,499      2,499       50,000      4,180      4,180       50,000        6,877        6,877       50,000
       13       13,949       2,453      2,453       50,000      4,396      4,396       50,000        7,673        7,673       50,000
       14       15,434       2,346      2,346       50,000      4,563      4,563       50,000        8,504        8,504       50,000
       15       16,993       2,170      2,170       50,000      4,672      4,672       50,000        9,369        9,369       50,000
       16       18,630       1,916      1,916       50,000      4,711      4,711       50,000       10,267       10,267       50,000
       17       20,349       1,576      1,576       50,000      4,669      4,669       50,000       11,198       11,198       50,000
       18       22,154       1,132      1,132       50,000      4,526      4,526       50,000       12,158       12,158       50,000
       19       24,049         571        571       50,000      4,262      4,262       50,000       13,143       13,143       50,000
       20       26,039         (*)        (*)          (*)      3,855      3,855       50,000       14,153       14,153       50,000
       21       28,129         (*)        (*)          (*)      3,281      3,281       50,000       15,185       15,185       50,000
       22       30,323         (*)        (*)          (*)      2,511      2,511       50,000       16,240       16,240       50,000
       23       32,626         (*)        (*)          (*)      1,514      1,514       50,000       17,320       17,320       50,000
       24       35,045         (*)        (*)          (*)        248        248       50,000       18,427       18,427       50,000
       25       37,585         (*)        (*)          (*)        (*)        (*)          (*)       19,559       19,559       50,000
       26       40,252         (*)        (*)          (*)        (*)        (*)          (*)       20,711       20,711       50,000
       27       43,052         (*)        (*)          (*)        (*)        (*)          (*)       21,878       21,878       50,000
       28       45,992         (*)        (*)          (*)        (*)        (*)          (*)       23,051       23,051       50,000
       29       49,079         (*)        (*)          (*)        (*)        (*)          (*)       24,221       24,221       50,000
       30       52,321         (*)        (*)          (*)        (*)        (*)          (*)       25,386       25,386       50,000

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                 0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         947         49      100,000      1,016        119      100,000        1,085          188      100,000
        2        3,229       1,946      1,049      100,000      2,146      1,249      100,000        2,354        1,457      100,000
        3        4,965       2,910      2,102      100,000      3,304      2,496      100,000        3,732        2,924      100,000
        4        6,788       3,837      3,119      100,000      4,492      3,774      100,000        5,231        4,513      100,000
        5        8,703       4,731      4,103      100,000      5,712      5,084      100,000        6,865        6,236      100,000
        6       10,713       5,591      5,053      100,000      6,967      6,429      100,000        8,648        8,110      100,000
        7       12,824       6,408      5,960      100,000      8,247      7,799      100,000       10,587       10,139      100,000
        8       15,040       7,172      6,813      100,000      9,544      9,185      100,000       12,689       12,330      100,000
        9       17,367       7,884      7,615      100,000     10,860     10,590      100,000       14,972       14,703      100,000
       10       19,810       8,535      8,535      100,000     12,186     12,186      100,000       17,449       17,449      100,000
       11       22,376       9,139      9,139      100,000     13,536     13,536      100,000       20,155       20,155      100,000
       12       25,069       9,703      9,703      100,000     14,919     14,919      100,000       23,123       23,123      100,000
       13       27,898      10,229     10,229      100,000     16,341     16,341      100,000       26,386       26,386      100,000
       14       30,868      10,700     10,700      100,000     17,784     17,784      100,000       30,052       30,052      100,000
       15       33,986      11,097     11,097      100,000     19,236     19,236      100,000       34,077       34,077      100,000
       16       37,261      11,427     11,427      100,000     20,701     20,701      100,000       38,511       38,511      100,000
       17       40,699      11,681     11,681      100,000     22,175     22,175      100,000       43,402       43,402      100,000
       18       44,309      11,846     11,846      100,000     23,649     23,649      100,000       48,803       48,803      100,000
       19       48,099      11,916     11,916      100,000     25,119     25,119      100,000       54,780       54,780      100,000
       20       52,079      11,897     11,897      100,000     26,675     26,675      100,000       61,418       61,418      100,000
       21       56,258      11,775     11,775      100,000     28,234     28,234      100,000       68,803       68,803      100,000
       22       60,646      11,522     11,522      100,000     29,779     29,779      100,000       77,036       77,036      100,000
       23       65,253      11,128     11,128      100,000     31,306     31,306      100,000       86,243       86,243      101,766
       24       70,091      10,566     10,566      100,000     32,798     32,798      100,000       96,429       96,429      112,822
       25       75,170       9,824      9,824      100,000     34,252     34,252      100,000      107,629      107,629      124,850
       26       80,504       8,891      8,891      100,000     35,666     35,666      100,000      119,945      119,945      137,937
       27       86,104       7,726      7,726      100,000     37,017     37,017      100,000      133,520      133,520      150,878
       28       91,984       6,311      6,311      100,000     38,301     38,301      100,000      148,498      148,498      164,832
       29       98,158       4,619      4,619      100,000     39,509     39,509      100,000      165,042      165,042      179,895
       30      104,641       2,600      2,600      100,000     40,618     40,618      100,000      183,337      183,337      196,171

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         750          0      100,000        813          0      100,000          876            0      100,000
        2        3,229       1,672        774      100,000      1,851        953      100,000        2,038        1,140      100,000
        3        4,965       2,552      1,744      100,000      2,906      2,098      100,000        3,290        2,483      100,000
        4        6,788       3,389      2,671      100,000      3,978      3,260      100,000        4,642        3,924      100,000
        5        8,703       4,182      3,554      100,000      5,065      4,437      100,000        6,102        5,473      100,000
        6       10,713       4,926      4,388      100,000      6,163      5,625      100,000        7,676        7,138      100,000
        7       12,824       5,618      5,169      100,000      7,269      6,821      100,000        9,373        8,925      100,000
        8       15,040       6,251      5,892      100,000      8,378      8,019      100,000       11,202       10,843      100,000
        9       17,367       6,820      6,551      100,000      9,482      9,213      100,000       13,171       12,901      100,000
       10       19,810       7,320      7,320      100,000     10,578     10,578      100,000       15,291       15,291      100,000
       11       22,376       7,744      7,744      100,000     11,657     11,657      100,000       17,575       17,575      100,000
       12       25,069       8,088      8,088      100,000     12,717     12,717      100,000       20,039       20,039      100,000
       13       27,898       8,348      8,348      100,000     13,751     13,751      100,000       22,703       22,703      100,000
       14       30,868       8,515      8,515      100,000     14,753     14,753      100,000       25,586       25,586      100,000
       15       33,986       8,580      8,580      100,000     15,711     15,711      100,000       28,798       28,798      100,000
       16       37,261       8,532      8,532      100,000     16,615     16,615      100,000       32,298       32,298      100,000
       17       40,699       8,357      8,357      100,000     17,452     17,452      100,000       36,118       36,118      100,000
       18       44,309       8,036      8,036      100,000     18,201     18,201      100,000       40,294       40,294      100,000
       19       48,099       7,548      7,548      100,000     18,843     18,843      100,000       44,873       44,873      100,000
       20       52,079       6,873      6,873      100,000     19,356     19,356      100,000       49,910       49,910      100,000
       21       56,258       5,988      5,988      100,000     19,718     19,718      100,000       55,475       55,475      100,000
       22       60,646       4,871      4,871      100,000     19,905     19,905      100,000       61,656       61,656      100,000
       23       65,253       3,497      3,497      100,000     19,891     19,891      100,000       68,558       68,558      100,000
       24       70,091       1,834      1,834      100,000     19,643     19,643      100,000       76,311       76,311      100,000
       25       75,170         (*)        (*)          (*)     19,116     19,116      100,000       85,073       85,073      100,000
       26       80,504         (*)        (*)          (*)     18,248     18,248      100,000       94,894       94,894      109,128
       27       86,104         (*)        (*)          (*)     16,963     16,963      100,000      105,704      105,704      119,446
       28       91,984         (*)        (*)          (*)     15,157     15,157      100,000      117,616      117,616      130,554
       29       98,158         (*)        (*)          (*)     12,706     12,706      100,000      130,763      130,763      142,532
       30      104,641         (*)        (*)          (*)      9,468      9,468      100,000      145,305      145,305      155,477

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                      12% HYPOTHETICAL
                   GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                   CASH                               CASH                                   CASH
    POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
      YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
         1        1,260         641          0       50,000        693          0       50,000          745           52      50,000
         2        2,583       1,341        648       50,000      1,487        794       50,000        1,640          947      50,000
         3        3,972       2,004      1,380       50,000      2,290      1,666       50,000        2,601        1,978      50,000
         4        5,431       2,628      2,073       50,000      3,099      2,545       50,000        3,633        3,079      50,000
         5        6,962       3,204      2,719       50,000      3,907      3,421       50,000        4,735        4,250      50,000
         6        8,570       3,734      3,318       50,000      4,714      4,298       50,000        5,918        5,502      50,000
         7       10,259       4,211      3,864       50,000      5,514      5,167       50,000        7,183        6,837      50,000
         8       12,032       4,626      4,349       50,000      6,298      6,021       50,000        8,535        8,258      50,000
         9       13,893       4,981      4,773       50,000      7,068      6,860       50,000        9,986        9,778      50,000
        10       15,848       5,267      5,267       50,000      7,816      7,816       50,000       11,544       11,544      50,000
        11       17,901       5,482      5,482       50,000      8,538      8,538       50,000       13,222       13,222      50,000
        12       20,056       5,615      5,615       50,000      9,226      9,226       50,000       15,032       15,032      50,000
        13       22,318       5,658      5,658       50,000      9,872      9,872       50,000       16,990       16,990      50,000
        14       24,694       5,601      5,601       50,000     10,466     10,466       50,000       19,115       19,115      50,000
        15       27,189       5,441      5,441       50,000     11,007     11,007       50,000       21,437       21,437      50,000
        16       29,808       5,166      5,166       50,000     11,484     11,484       50,000       23,988       23,988      50,000
        17       32,559       4,748      4,748       50,000     11,872     11,872       50,000       26,796       26,796      50,000
        18       35,447       4,181      4,181       50,000     12,167     12,167       50,000       30,006       30,006      50,000
        19       38,479       3,447      3,447       50,000     12,354     12,354       50,000       33,612       33,612      50,000
        20       41,663       2,528      2,528       50,000     12,415     12,415       50,000       37,693       37,693      50,000
        21       45,006       1,387      1,387       50,000     12,322     12,322       50,000       42,348       42,348      50,000
        22       48,517         (*)        (*)          (*)     12,040     12,040       50,000       47,707       47,707      50,093
        23       52,202         (*)        (*)          (*)     11,528     11,528       50,000       53,725       53,725      56,411
        24       56,073         (*)        (*)          (*)     10,742     10,742       50,000       60,337       60,337      63,354
        25       60,136         (*)        (*)          (*)      9,624      9,624       50,000       67,597       67,597      70,977
        26       64,403         (*)        (*)          (*)      8,099      8,099       50,000       75,564       75,564      79,342
        27       68,883         (*)        (*)          (*)      6,073      6,073       50,000       84,301       84,301      88,516
        28       73,587         (*)        (*)          (*)      3,434      3,434       50,000       93,877       93,877      98,571
        29       78,527         (*)        (*)          (*)         21         21       50,000      104,366      104,366     109,584
        30       83,713         (*)        (*)          (*)        (*)        (*)          (*)      115,843      115,843     121,635

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                       0% HYPOTHETICAL                 6% HYPOTHETICAL                  12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         287          0       50,000        328          0       50,000          368            0       50,000
        2        2,583         728         35       50,000        833        140       50,000          944          251       50,000
        3        3,972       1,110        487       50,000      1,309        685       50,000        1,526          903       50,000
        4        5,431       1,429        874       50,000      1,746      1,192       50,000        2,110        1,556       50,000
        5        6,962       1,676      1,191       50,000      2,138      1,652       50,000        2,689        2,204       50,000
        6        8,570       1,846      1,430       50,000      2,472      2,056       50,000        3,256        2,840       50,000
        7       10,259       1,929      1,582       50,000      2,739      2,393       50,000        3,802        3,455       50,000
        8       12,032       1,912      1,635       50,000      2,922      2,645       50,000        4,314        4,036       50,000
        9       13,893       1,781      1,574       50,000      3,002      2,794       50,000        4,775        4,567       50,000
       10       15,848       1,523      1,523       50,000      2,959      2,959       50,000        5,170        5,170       50,000
       11       17,901       1,121      1,121       50,000      2,773      2,773       50,000        5,478        5,478       50,000
       12       20,056         560        560       50,000      2,420      2,420       50,000        5,680        5,680       50,000
       13       22,318         (*)        (*)          (*)      1,872      1,872       50,000        5,750        5,750       50,000
       14       24,694         (*)        (*)          (*)      1,096      1,096       50,000        5,656        5,656       50,000
       15       27,189         (*)        (*)          (*)         45         45       50,000        5,354        5,354       50,000
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        4,783        4,783       50,000
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)        3,863        3,863       50,000
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)        2,481        2,481       50,000
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          499          499       50,000
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,533        371      100,000      1,647        485      100,000        1,762          599      100,000
        2        5,381       3,104      1,941      100,000      3,431      2,268      100,000        3,772        2,609      100,000
        3        8,275       4,625      3,579      100,000      5,267      4,221      100,000        5,964        4,918      100,000
        4       11,314       6,078      5,148      100,000      7,141      6,211      100,000        8,341        7,411      100,000
        5       14,505       7,447      6,633      100,000      9,036      8,222      100,000       10,905       10,091      100,000
        6       17,855       8,737      8,039      100,000     10,960     10,262      100,000       13,684       12,986      100,000
        7       21,373       9,943      9,362      100,000     12,910     12,328      100,000       16,699       16,118      100,000
        8       25,066      11,052     10,587      100,000     14,875     14,410      100,000       19,968       19,503      100,000
        9       28,945      12,062     11,714      100,000     16,854     16,505      100,000       23,520       23,172      100,000
       10       33,017      12,980     12,980      100,000     18,857     18,857      100,000       27,400       27,400      100,000
       11       37,293      13,793     13,793      100,000     20,877     20,877      100,000       31,739       31,739      100,000
       12       41,782      14,476     14,476      100,000     22,892     22,892      100,000       36,497       36,497      100,000
       13       46,497      15,025     15,025      100,000     24,903     24,903      100,000       41,735       41,735      100,000
       14       51,446      15,415     15,415      100,000     26,893     26,893      100,000       47,511       47,511      100,000
       15       56,644      15,639     15,639      100,000     28,949     28,949      100,000       53,913       53,913      100,000
       16       62,101      15,691     15,691      100,000     30,997     30,997      100,000       61,045       61,045      100,000
       17       67,831      15,536     15,536      100,000     33,017     33,017      100,000       69,018       69,018      100,000
       18       73,848      15,164     15,164      100,000     35,010     35,010      100,000       77,985       77,985      100,000
       19       80,165      14,555     14,555      100,000     36,973     36,973      100,000       88,129       88,129      100,000
       20       86,798      13,667     13,667      100,000     38,890     38,890      100,000       99,603       99,603      106,575
       21       93,763      12,467     12,467      100,000     40,753     40,753      100,000      112,329      112,329      117,946
       22      101,076      10,871     10,871      100,000     42,524     42,524      100,000      126,332      126,332      132,649
       23      108,755       8,813      8,813      100,000     44,183     44,183      100,000      141,732      141,732      148,819
       24      116,818       6,215      6,215      100,000     45,708     45,708      100,000      158,661      158,661      166,594
       25      125,284       2,976      2,976      100,000     47,071     47,071      100,000      177,258      177,258      186,121
       26      134,173         (*)        (*)          (*)     48,244     48,244      100,000      197,678      197,678      207,562
       27      143,506         (*)        (*)          (*)     49,200     49,200      100,000      220,086      220,086      231,090
       28      153,307         (*)        (*)          (*)     49,893     49,893      100,000      244,659      244,659      256,892
       29      163,597         (*)        (*)          (*)     50,268     50,268      100,000      271,586      271,586      285,165
       30      174,402         (*)        (*)          (*)     50,237     50,237      100,000      301,066      301,066      316,119

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.
The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1       2,625        1,210        48       100,000      1,314        152      100,000        1,419          256      100,000
        2       5,381        2,538     1,375       100,000      2,827      1,664      100,000        3,130        1,967      100,000
        3       8,275        3,769     2,723       100,000      4,330      3,284      100,000        4,941        3,895      100,000
        4      11,314        4,898     3,968       100,000      5,816      4,886      100,000        6,857        5,927      100,000
        5      14,505        5,916     5,103       100,000      7,275      6,462      100,000        8,882        8,069      100,000
        6      17,855        6,814     6,117       100,000      8,698      8,001      100,000       11,022       10,324      100,000
        7      21,373        7,581     7,000       100,000     10,072      9,491      100,000       13,281       12,700      100,000
        8      25,066        8,200     7,735       100,000     11,379     10,914      100,000       15,661       15,196      100,000
        9      28,945        8,653     8,305       100,000     12,600     12,251      100,000       18,167       17,818      100,000
       10      33,017        8,925     8,925       100,000     13,716     13,716      100,000       20,805       20,805      100,000
       11      37,293        8,996     8,996       100,000     14,708     14,708      100,000       23,587       23,587      100,000
       12      41,782        8,851     8,851       100,000     15,556     15,556      100,000       26,529       26,529      100,000
       13      46,497        8,469     8,469       100,000     16,240     16,240      100,000       29,748       29,748      100,000
       14      51,446        7,826     7,826       100,000     16,730     16,730      100,000       33,197       33,197      100,000
       15      56,644        6,885     6,885       100,000     16,989     16,989      100,000       36,908       36,908      100,000
       16      62,101        5,596     5,596       100,000     16,966     16,966      100,000       40,917       40,917      100,000
       17      67,831        3,893     3,893       100,000     16,591     16,591      100,000       45,266       45,266      100,000
       18      73,848        1,689     1,689       100,000     15,776     15,776      100,000       50,008       50,008      100,000
       19      80,165          (*)       (*)           (*)     14,416     14,416      100,000       55,221       55,221      100,000
       20      86,798          (*)       (*)           (*)     12,393     12,393      100,000       61,017       61,017      100,000
       21      93,763          (*)       (*)           (*)      9,571      9,571      100,000       67,554       67,554      100,000
       22     101,076          (*)       (*)           (*)      5,787      5,787      100,000       75,040       75,040      100,000
       23     108,755          (*)       (*)           (*)        836        836      100,000       83,755       83,755      100,000
       24     116,818          (*)       (*)           (*)        (*)        (*)          (*)       94,068       94,068      100,000
       25     125,284          (*)       (*)           (*)        (*)        (*)          (*)      105,902      105,902      111,197
       26     134,173          (*)       (*)           (*)        (*)        (*)          (*)      118,857      118,857      124,800
       27     143,506          (*)       (*)           (*)        (*)        (*)          (*)      133,024      133,024      139,675
       28     153,307          (*)       (*)           (*)        (*)        (*)          (*)      148,495      148,495      155,920
       29     163,597          (*)       (*)           (*)        (*)        (*)          (*)      165,367      165,367      173,635
       30     174,402          (*)       (*)           (*)        (*)        (*)          (*)      183,741      183,741      192,928

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         388          0       50,388        420          0       50,420          452            0       50,452
        2        1,614         847        273       50,847        937        363       50,937        1,032          458       51,032
        3        2,483       1,286        770       51,286      1,464        948       51,464        1,657        1,141       51,657
        4        3,394       1,700      1,241       51,700      1,995      1,536       51,995        2,327        1,868       52,327
        5        4,351       2,089      1,688       52,089      2,529      2,128       52,529        3,046        2,645       53,046
        6        5,357       2,454      2,110       52,454      3,068      2,724       53,068        3,819        3,475       53,819
        7        6,412       2,801      2,514       52,801      3,617      3,330       53,617        4,657        4,370       54,657
        8        7,520       3,123      2,893       53,123      4,170      3,941       54,170        5,560        5,331       55,560
        9        8,683       3,422      3,250       53,422      4,729      4,556       54,729        6,536        6,363       56,536
       10        9,905       3,697      3,697       53,697      5,291      5,291       55,291        7,590        7,590       57,590
       11       11,188       3,944      3,944       53,944      5,852      5,852       55,852        8,726        8,726       58,726
       12       12,535       4,161      4,161       54,161      6,411      6,411       56,411        9,949        9,949       59,949
       13       13,949       4,344      4,344       54,344      6,962      6,962       56,962       11,264       11,264       61,264
       14       15,434       4,489      4,489       54,489      7,499      7,499       57,499       12,674       12,674       62,674
       15       16,993       4,585      4,585       54,585      8,013      8,013       58,013       14,179       14,179       64,179
       16       18,630       4,635      4,635       54,635      8,501      8,501       58,501       15,788       15,788       65,788
       17       20,349       4,630      4,630       54,630      8,955      8,955       58,955       17,502       17,502       67,502
       18       22,154       4,560      4,560       54,560      9,359      9,359       59,359       19,320       19,320       69,320
       19       24,049       4,425      4,425       54,425      9,714      9,714       59,714       21,253       21,253       71,253
       20       26,039       4,217      4,217       54,217     10,005     10,005       60,005       23,301       23,301       73,301
       21       28,129       3,932      3,932       53,932     10,225     10,225       60,225       25,469       25,469       75,469
       22       30,323       3,560      3,560       53,560     10,361     10,361       60,361       27,845       27,845       77,845
       23       32,626       3,092      3,092       53,092     10,396     10,396       60,396       30,360       30,360       80,360
       24       35,045       2,517      2,517       52,517     10,314     10,314       60,314       33,015       33,015       83,015
       25       37,585       1,837      1,837       51,837     10,110     10,110       60,110       35,825       35,825       85,825
       26       40,252       1,041      1,041       51,041      9,767      9,767       59,767       38,794       38,794       88,794
       27       43,052         103        103       50,103      9,248      9,248       59,248       41,907       41,907       91,907
       28       45,992         (*)        (*)          (*)      8,546      8,546       58,546       45,178       45,178       95,178
       29       49,079         (*)        (*)          (*)      7,639      7,639       57,639       48,610       48,610       98,610
       30       52,321         (*)        (*)          (*)      6,508      6,508       56,508       52,209       52,209      102,209

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1         788          173         0        50,173        198          0       50,198          223            0       50,223
        2       1,614          533         0        50,533        600         27       50,600          671           97       50,671
        3       2,483          868       352        50,868      1,000        483       51,000        1,143          627       51,143
        4       3,394        1,176       717        51,176      1,394        935       51,394        1,641        1,182       51,641
        5       4,351        1,455     1,053        51,455      1,781      1,379       51,781        2,164        1,763       52,164
        6       5,357        1,703     1,359        51,703      2,156      1,812       52,156        2,712        2,368       52,712
        7       6,412        1,917     1,630        51,917      2,517      2,230       52,517        3,283        2,996       53,283
        8       7,520        2,092     1,862        52,092      2,856      2,627       52,856        3,875        3,645       53,875
        9       8,683        2,223     2,051        52,223      3,168      2,996       53,168        4,483        4,311       54,483
       10       9,905        2,308     2,308        52,308      3,447      3,447       53,447        5,106        5,106       55,106
       11      11,188        2,341     2,341        52,341      3,686      3,686       53,686        5,738        5,738       55,738
       12      12,535        2,318     2,318        52,318      3,878      3,878       53,878        6,375        6,375       56,375
       13      13,949        2,239     2,239        52,239      4,019      4,019       54,019        7,016        7,016       57,016
       14      15,434        2,096     2,096        52,096      4,099      4,099       54,099        7,653        7,653       57,653
       15      16,993        1,883     1,883        51,883      4,108      4,108       54,108        8,278        8,278       58,278
       16      18,630        1,592     1,592        51,592      4,033      4,033       54,033        8,879        8,879       58,879
       17      20,349        1,216     1,216        51,216      3,862      3,862       53,862        9,445        9,445       59,445
       18      22,154          742       742        50,742      3,576      3,576       53,576        9,957        9,957       59,957
       19      24,049          157       157        50,157      3,156      3,156       53,156       10,396       10,396       60,396
       20      26,039          (*)       (*)           (*)      2,582      2,582       52,582       10,738       10,738       60,738
       21      28,129          (*)       (*)           (*)      1,835      1,835       51,835       10,961       10,961       60,961
       22      30,323          (*)       (*)           (*)        894        894       50,894       11,040       11,040       61,040
       23      32,626          (*)       (*)           (*)        (*)        (*)          (*)       10,947       10,947       60,947
       24      35,045          (*)       (*)           (*)        (*)        (*)          (*)       10,649       10,649       60,649
       25      37,585          (*)       (*)           (*)        (*)        (*)          (*)       10,103       10,103       60,103
       26      40,252          (*)       (*)           (*)        (*)        (*)          (*)        9,254        9,254       59,254
       27      43,052          (*)       (*)           (*)        (*)        (*)          (*)        8,036        8,036       58,036
       28      45,992          (*)       (*)           (*)        (*)        (*)          (*)        6,366        6,366       56,366
       29      49,079          (*)       (*)           (*)        (*)        (*)          (*)        4,151        4,151       54,151
       30      52,321          (*)       (*)           (*)        (*)        (*)          (*)        1,298        1,298       51,298

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         943         46      100,943      1,012        115      101,012        1,082          184      101,082
        2        3,229       1,936      1,039      101,936      2,135      1,237      102,135        2,342        1,444      102,342
        3        4,965       2,889      2,081      102,889      3,280      2,472      103,280        3,705        2,897      103,705
        4        6,788       3,802      3,084      103,802      4,450      3,732      104,450        5,181        4,463      105,181
        5        8,703       4,677      4,048      104,677      5,645      5,017      105,645        6,781        6,153      106,781
        6       10,713       5,514      4,975      105,514      6,867      6,328      106,867        8,520        7,981      108,520
        7       12,824       6,302      5,853      106,302      8,105      7,656      108,105       10,397        9,948      110,397
        8       15,040       7,031      6,672      107,031      9,346      8,987      109,346       12,415       12,056      112,415
        9       17,367       7,701      7,431      107,701     10,593     10,324      110,593       14,587       14,318      114,587
       10       19,810       8,302      8,302      108,302     11,832     11,832      111,832       16,919       16,919      116,919
       11       22,376       8,848      8,848      108,848     13,078     13,078      113,078       19,438       19,438      119,438
       12       25,069       9,347      9,347      109,347     14,338     14,338      114,338       22,173       22,173      122,173
       13       27,898       9,803      9,803      109,803     15,614     15,614      115,614       25,147       25,147      125,147
       14       30,868      10,195     10,195      110,195     16,886     16,886      116,886       28,447       28,447      128,447
       15       33,986      10,502     10,502      110,502     18,131     18,131      118,131       32,010       32,010      132,010
       16       37,261      10,731     10,731      110,731     19,353     19,353      119,353       35,866       35,866      135,866
       17       40,699      10,873     10,873      110,873     20,541     20,541      120,541       40,037       40,037      140,037
       18       44,309      10,913     10,913      110,913     21,677     21,677      121,677       44,539       44,539      144,539
       19       48,099      10,847     10,847      110,847     22,750     22,750      122,750       49,397       49,397      149,397
       20       52,079      10,679     10,679      110,679     23,765     23,765      123,765       54,655       54,655      154,655
       21       56,258      10,398     10,398      110,398     24,701     24,701      124,701       60,337       60,337      160,337
       22       60,646       9,972      9,972      109,972     25,523     25,523      125,523       66,454       66,454      166,454
       23       65,253       9,394      9,394      109,394     26,295     26,295      126,295       73,040       73,040      173,040
       24       70,091       8,636      8,636      108,636     26,908     26,908      126,908       80,114       80,114      180,114
       25       75,170       7,694      7,694      107,694     27,344     27,344      127,344       87,716       87,716      187,716
       26       80,504       6,560      6,560      106,560     27,585     27,585      127,585       95,891       95,891      195,891
       27       86,104       5,199      5,199      105,199     27,582     27,582      127,582      104,658      104,658      204,658
       28       91,984       3,604      3,604      103,604     27,315     27,315      127,315      114,068      114,068      214,068
       29       98,158       1,762      1,762      101,762     26,752     26,752      126,752      124,170      124,170      224,170
       30      104,641         (*)        (*)          (*)     25,840     25,840      125,840      134,993      134,993      234,993

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         747          0      100,747        809          0      100,809          872            0      100,872
        2        3,229       1,661        763      101,661      1,839        941      101,839        2,025        1,127      102,025
        3        4,965       2,530      1,722      102,530      2,881      2,073      102,881        3,262        2,454      103,262
        4        6,788       3,352      2,634      103,352      3,933      3,215      103,933        4,589        3,871      104,589
        5        8,703       4,124      3,496      104,124      4,993      4,365      104,993        6,013        5,385      106,013
        6       10,713       4,842      4,304      104,842      6,055      5,517      106,055        7,537        6,999      107,537
        7       12,824       5,502      5,053      105,502      7,114      6,665      107,114        9,166        8,717      109,166
        8       15,040       6,097      5,738      106,097      8,162      7,803      108,162       10,902       10,543      110,902
        9       17,367       6,619      6,350      106,619      9,190      8,921      109,190       12,749       12,480      112,749
       10       19,810       7,065      7,065      107,065     10,191     10,191      110,191       14,709       14,709      114,709
       11       22,376       7,426      7,426      107,426     11,155     11,155      111,155       16,786       16,786      116,786
       12       25,069       7,697      7,697      107,697     12,073     12,073      112,073       18,983       18,983      118,983
       13       27,898       7,874      7,874      107,874     12,937     12,937      112,937       21,309       21,309      121,309
       14       30,868       7,950      7,950      107,950     13,737     13,737      113,737       23,764       23,764      123,764
       15       33,986       7,913      7,913      107,913     14,455     14,455      114,455       26,350       26,350      126,350
       16       37,261       7,752      7,752      107,752     15,075     15,075      115,075       29,154       29,154      129,154
       17       40,699       7,455      7,455      107,455     15,578     15,578      115,578       32,103       32,103      132,103
       18       44,309       7,004      7,004      107,004     15,937     15,937      115,937       35,191       35,191      135,191
       19       48,099       6,379      6,379      106,379     16,125     16,125      116,125       38,408       38,408      138,408
       20       52,079       5,563      5,563      105,563     16,112     16,112      116,112       41,745       41,745      141,745
       21       56,258       4,539      4,539      104,539     15,871     15,871      115,871       45,197       45,197      145,197
       22       60,646       3,293      3,293      103,293     15,371     15,371      115,371       48,752       48,752      148,752
       23       65,253       1,809      1,809      101,809     14,585     14,585      114,585       52,405       52,405      152,405
       24       70,091          70         70      100,070     13,475     13,475      113,475       56,141       56,141      156,141
       25       75,170         (*)        (*)          (*)     11,996     11,996      111,996       59,933       59,933      159,933
       26       80,504         (*)        (*)          (*)     10,089     10,089      110,089       63,745       63,745      163,745
       27       86,104         (*)        (*)          (*)      7,684      7,684      107,684       67,523       67,523      167,523
       28       91,984         (*)        (*)          (*)      4,691      4,691      104,691       71,195       71,195      171,195
       29       98,158         (*)        (*)          (*)      1,020      1,020      101,020       74,681       74,681      174,681
       30      104,641         (*)        (*)          (*)        (*)        (*)          (*)       77,902       77,902      177,902

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         635          0       50,635        687          0       50,687          738           45       50,738
        2        2,583       1,324        631       51,324      1,468        775       51,468        1,619          926       51,619
        3        3,972       1,971      1,347       51,971      2,252      1,628       52,252        2,557        1,933       52,557
        4        5,431       2,571      2,016       52,571      3,031      2,477       53,031        3,552        2,997       53,552
        5        6,962       3,115      2,630       53,115      3,796      3,311       53,796        4,599        4,114       54,599
        6        8,570       3,606      3,190       53,606      4,548      4,132       54,548        5,704        5,288       55,704
        7       10,259       4,034      3,687       54,034      5,275      4,929       55,275        6,864        6,517       56,864
        8       12,032       4,389      4,112       54,389      5,966      5,688       55,966        8,071        7,794       58,071
        9       13,893       4,674      4,466       54,674      6,618      6,410       56,618        9,331        9,123       59,331
       10       15,848       4,878      4,878       54,878      7,219      7,219       57,219       10,638       10,638       60,638
       11       17,901       4,997      4,997       54,997      7,763      7,763       57,763       11,991       11,991       61,991
       12       20,056       5,023      5,023       55,023      8,235      8,235       58,235       13,384       13,384       63,384
       13       22,318       4,946      4,946       54,946      8,621      8,621       58,621       14,809       14,809       64,809
       14       24,694       4,756      4,756       54,756      8,905      8,905       58,905       16,256       16,256       66,256
       15       27,189       4,454      4,454       54,454      9,083      9,083       59,083       17,728       17,728       67,728
       16       29,808       4,030      4,030       54,030      9,137      9,137       59,137       19,213       19,213       69,213
       17       32,559       3,458      3,458       53,458      9,033      9,033       59,033       20,683       20,683       70,683
       18       35,447       2,738      2,738       52,738      8,762      8,762       58,762       22,135       22,135       72,135
       19       38,479       1,862      1,862       51,862      8,305      8,305       58,305       23,554       23,554       73,554
       20       41,663         819        819       50,819      7,643      7,643       57,643       24,924       24,924       74,924
       21       45,006         (*)        (*)          (*)      6,740      6,740       56,740       26,215       26,215       76,215
       22       48,517         (*)        (*)          (*)      5,562      5,562       55,562       27,476       27,476       77,476
       23       52,202         (*)        (*)          (*)      4,070      4,070       54,070       28,598       28,598       78,598
       24       56,073         (*)        (*)          (*)      2,233      2,233       52,233       29,544       29,544       79,544
       25       60,136         (*)        (*)          (*)         10         10       50,010       30,272       30,272       80,272
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)       30,730       30,730       80,730
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)       30,863       30,863       80,863
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)       30,617       30,617       80,617
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)       29,917       29,917       79,917
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)       28,677       28,677       78,677

 (1)   no policy loans and no partial withdrawals have been made.
 (2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         280          0       50,280        319          0       50,319          360            0       50,360
        2        2,583         708         15       50,708        811        118       50,811          919          226       50,919
        3        3,972       1,071        447       51,071      1,263        639       51,263        1,474          850       51,474
        4        5,431       1,364        809       51,364      1,668      1,113       51,668        2,016        1,461       52,016
        5        6,962       1,579      1,094       51,579      2,015      1,530       52,015        2,535        2,050       52,535
        6        8,570       1,709      1,293       51,709      2,293      1,877       52,293        3,021        2,605       53,021
        7       10,259       1,747      1,401       51,747      2,489      2,143       52,489        3,460        3,114       53,460
        8       12,032       1,680      1,403       51,680      2,586      2,309       52,586        3,833        3,555       53,833
        9       13,893       1,496      1,288       51,496      2,565      2,357       52,565        4,117        3,909       54,117
       10       15,848       1,183      1,183       51,183      2,407      2,407       52,407        4,290        4,290       54,290
       11       17,901         730        730       50,730      2,093      2,093       52,093        4,326        4,326       54,326
       12       20,056         128        128       50,128      1,603      1,603       51,603        4,199        4,199       54,199
       13       22,318         (*)        (*)          (*)        919        919       50,919        3,879        3,879       53,879
       14       24,694         (*)        (*)          (*)         16         16       50,016        3,332        3,332       53,332
       15       27,189         (*)        (*)          (*)        (*)        (*)          (*)        2,511        2,511       52,511
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        1,360        1,360       51,360
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,521        358      101,521      1,634        471      101,634        1,747          585      101,747
        2        5,381       3,068      1,905      103,068      3,390      2,228      103,390        3,727        2,565      103,727
        3        8,275       4,553      3,507      104,553      5,185      4,138      105,185        5,870        4,824      105,870
        4       11,314       5,957      5,027      105,957      6,995      6,065      106,995        8,168        7,238      108,168
        5       14,505       7,260      6,446      107,260      8,803      7,989      108,803       10,618        9,804      110,618
        6       17,855       8,467      7,770      108,467     10,611      9,913      110,611       13,236       12,538      113,236
        7       21,373       9,572      8,991      109,572     12,410     11,829      112,410       16,032       15,450      116,032
        8       25,066      10,558     10,093      110,558     14,182     13,717      114,182       19,004       18,539      119,004
        9       28,945      11,422     11,073      111,422     15,920     15,571      115,920       22,165       21,816      122,165
       10       33,017      12,169     12,169      112,169     17,625     17,625      117,625       25,537       25,537      125,537
       11       37,293      12,787     12,787      112,787     19,282     19,282      119,282       29,216       29,216      129,216
       12       41,782      13,245     13,245      113,245     20,855     20,855      120,855       33,119       33,119      133,119
       13       46,497      13,537     13,537      113,537     22,329     22,329      122,329       37,260       37,260      137,260
       14       51,446      13,634     13,634      113,634     23,672     23,672      123,672       41,634       41,634      141,634
       15       56,644      13,532     13,532      113,532     24,866     24,866      124,866       46,253       46,253      146,253
       16       62,101      13,225     13,225      113,225     25,897     25,897      125,897       51,134       51,134      151,134
       17       67,831      12,676     12,676      112,676     26,801     26,801      126,801       56,262       56,262      156,262
       18       73,848      11,880     11,880      111,880     27,481     27,481      127,481       61,654       61,654      161,654
       19       80,165      10,824     10,824      110,824     27,908     27,908      127,908       67,317       67,317      167,317
       20       86,798       9,472      9,472      109,472     28,031     28,031      128,031       73,238       73,238      173,238
       21       93,763       7,801      7,801      107,801     27,806     27,806      127,806       79,414       79,414      179,414
       22      101,076       5,739      5,739      105,739     27,138     27,138      127,138       85,789       85,789      185,789
       23      108,755       3,246      3,246      103,246     25,958     25,958      125,958       92,333       92,333      192,333
       24      116,818         283        283      100,283     24,195     24,195      124,195       99,016       99,016      199,016
       25      125,284         (*)        (*)          (*)     21,690     21,690      121,690      105,789      105,789      205,789
       26      134,173         (*)        (*)          (*)     18,438     18,438      118,438      112,609      112,609      212,609
       27      143,506         (*)        (*)          (*)     14,369     14,369      114,369      119,439      119,439      219,439
       28      153,307         (*)        (*)          (*)      9,384      9,384      109,384      126,214      126,214      226,214
       29      163,597         (*)        (*)          (*)      3,380      3,380      103,380      132,863      132,863      232,863
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      139,270      139,270      239,270

(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                  0% HYPOTHETICAL                        6% HYPOTHETICAL                12% HYPOTHETICAL
                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,196         33      101,196      1,299        136      101,299        1,402          239      101,402
        2        5,381       2,495      1,333      102,495      2,780      1,617      102,780        3,078        1,915      103,078
        3        8,275       3,684      2,638      103,684      4,232      3,186      104,232        4,829        3,782      104,829
        4       11,314       4,755      3,825      104,755      5,643      4,713      105,643        6,651        5,721      106,651
        5       14,505       5,695      4,882      105,695      6,999      6,186      106,999        8,540        7,727      108,540
        6       17,855       6,496      5,799      106,496      8,285      7,587      108,285       10,488        9,791      110,488
        7       21,373       7,145      6,564      107,145      9,481      8,900      109,481       12,486       11,905      112,486
        8       25,066       7,623      7,158      107,623     10,563     10,098      110,563       14,516       14,051      114,516
        9       28,945       7,912      7,563      107,912     11,503     11,154      111,503       16,558       16,210      116,558
       10       33,017       7,994      7,994      107,994     12,275     12,275      112,275       18,593       18,593      118,593
       11       37,293       7,854      7,854      107,854     12,851     12,851      112,851       20,598       20,598      120,598
       12       41,782       7,476      7,476      107,476     13,204     13,204      113,204       22,551       22,551      122,551
       13       46,497       6,846      6,846      106,846     13,306     13,306      113,306       24,427       24,427      124,427
       14       51,446       5,947      5,947      105,947     13,122     13,122      113,122       26,195       26,195      126,195
       15       56,644       4,750      4,750      104,750     12,608     12,608      112,608       27,897       27,897      127,897
       16       62,101       3,219      3,219      103,219     11,706     11,706      111,706       29,400       29,400      129,400
       17       67,831       1,308      1,308      101,308     10,348     10,348      110,348       30,627       30,627      130,627
       18       73,848         (*)        (*)          (*)      8,448      8,448      108,448       31,482       31,482      131,482
       19       80,165         (*)        (*)          (*)      5,915      5,915      105,915       31,856       31,856      131,856
       20       86,798         (*)        (*)          (*)      2,666      2,666      102,666       31,640       31,640      131,640
       21       93,763         (*)        (*)          (*)        (*)        (*)          (*)       30,725       30,725      130,725
       22      101,076         (*)        (*)          (*)        (*)        (*)          (*)       28,996       28,996      128,996
       23      108,755         (*)        (*)          (*)        (*)        (*)          (*)       26,330       26,330      126,330
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       22,587       22,587      122,587
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)       17,520       17,520      117,520
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)       10,976       10,976      110,976
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)        2,678        2,678      102,678
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and a monthly $25 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                          Independent Auditors' Report
                          ----------------------------





The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2000

Assets:
   Investments at fair value:
      American Century VP - American Century VP Balanced (ACVPBal)
         52,173 shares (cost $389,393) ......................................................................     $ 379,296
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         12,517 shares (cost $192,493) ......................................................................       197,525
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         7,514 shares (cost $56,591) ........................................................................        53,427
      American Century VP - American Century VP International (ACVPInt)
         9,183 shares (cost $101,128) .......................................................................        93,941
      American Century VP - American Century VP Value (ACVPValue)
         1,629 shares (cost $10,742) ........................................................................        10,866
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         8,881 shares (cost $334,912) .......................................................................       306,137
      Dreyfus Stock Index Fund (DryStkIx)
         18,545 shares (cost $613,971) ......................................................................       630,535
      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         1,295 shares (cost $49,600) ........................................................................        50,401
      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         659 shares (cost $15,533) ..........................................................................        15,463
      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         15,900 shares (cost $372,802) ......................................................................       405,761
      Fidelity VIP - Growth Portfolio (FidVGr)
         34,415 shares (cost $1,605,115) ....................................................................     1,502,202
      Fidelity VIP - High Income Portfolio (FidVHiIn)
         7,242 shares (cost $78,595) ........................................................................        59,239
      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         2,235 shares (cost $54,613) ........................................................................        44,675
      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         5,444 shares (cost $89,083) ........................................................................        87,112
      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         31,875 shares (cost $726,547) ......................................................................       756,712
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         967 shares (cost $19,670) ..........................................................................        17,147
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         340,919 shares (cost $5,727,483) ...................................................................     5,004,684

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         144,134 shares (cost $1,625,371) ...................................................................     1,648,895
      Nationwide SAT - Money Market Fund (NSATMMkt)
         647,051 shares (cost $647,051) .....................................................................       647,051
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         9,451 shares (cost $94,624) ........................................................................        82,222
      Nationwide SAT - Small Company Fund (NSATSmCo)
         11,753 shares (cost $265,052) ......................................................................       235,055
      Nationwide SAT - Total Return Fund (NSATTotRtn)
         1,308,991 shares (cost $16,957,221) ................................................................    15,236,654
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         80,357 shares (cost $1,329,820) ....................................................................     1,388,561
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         8,908 shares (cost $348,122) .......................................................................       273,028
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         791 shares (cost $11,828) ..........................................................................        12,598
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         251 shares (cost $3,226) ...........................................................................         3,308
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,942 shares (cost $128,039) .......................................................................       112,249
      Oppenheimer Bond Fund/VA (OppBdVA)
         931 shares (cost $10,607) ..........................................................................        10,476
      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         6,981 shares (cost $353,229) .......................................................................       325,509
      Oppenheimer Global Securities Fund/VA (OppGlSecVA))
         7,125 shares (cost $232,395) .......................................................................       216,092
      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         3,066 shares (cost $50,255) ........................................................................        50,737
      Strong Opportunity Fund II, Inc. (StOpp2)
         7,374 shares (cost $166,295) .......................................................................       176,527
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,927 shares (cost $34,155) ........................................................................        34,774
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,644 shares (cost $27,799) ........................................................................        16,278
      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
      (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
        126 shares (cost $905) ..............................................................................           869
      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Morgan Stanley - U.S. Real Estate Portfolio)
        3,695 shares (cost $41,177) .........................................................................        42,525
      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         173 shares (cost $1,828) ...........................................................................         1,792
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         3,643 shares (cost $52,988) ........................................................................        30,202

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         391 shares (cost $4,390) ...........................................................................         4,714
      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPTGloPVC)
         1,223 shares (cost $23,567) ........................................................................        16,656
      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         3,226 shares (cost $44,136) ........................................................................        34,612
      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         6,500 shares (cost $174,211) .......................................................................       108,427
                                                                                                                 ----------
            Total investments ...............................................................................    30,324,934
   Accounts receivable ......................................................................................         2,057
                                                                                                                 ----------
            Total assets ....................................................................................    30,326,991
Accounts payable ............................................................................................         -
                                                                                                                 ----------
Contract owners' equity (note 7) ............................................................................  $ 30,326,991
                                                                                                                 ==========




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            Total                                         ACVPAdv

                                           -------------------------------------------- -------------------------------------------
                                               2000           1999            1998           2000          1999           1998
                                           -------------  -------------   ------------- ------------ --------------  --------------
Investment activity:
  Reinvested dividends.................  $       325,914        348,554         441,432       13,063         13,250          19,123
  Mortality and expense risk charges
    (note 3)...........................         (272,607)      (276,154)       (251,361)      (2,188)        (3,661)         (3,703)
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Net investment income..............           53,307         72,400         190,071       10,875          9,589          15,420
                                          -------------- --------------  -------------- ------------ --------------  --------------

  Proceeds from mutual funds shares
    sold ..............................        8,099,755      6,253,394       2,923,380      512,646        590,051          78,478
  Cost of mutual fund shares sold......       (5,370,039)    (4,008,289)     (2,044,536)    (517,986)      (447,042)        (66,483)
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Realized gain (loss) on investments        2,729,716      2,245,105         878,844       (5,340)       143,009          11,995
  Change in unrealized gain (loss)
    on investments.....................      (13,121,314)      (974,176)      3,011,918      (64,108)      (113,316)         40,889
                                          -------------- --------------  -------------- ------------ --------------  --------------
    Net gain (loss) on investments.....      (10,391,598)     1,270,929       3,890,762      (69,448)        29,693          52,884
                                          -------------- --------------  -------------- ------------ --------------  --------------
  Reinvested capital gains.............        7,553,222      1,433,671       1,454,945       81,440         31,451          71,955
                                          -------------- --------------  -------------- ------------ --------------  --------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $    (2,785,069)     2,777,000       5,535,778       22,867         70,733         140,259
                                          ============== ==============  ============== ============ ==============  ==============

                                                           ACVPBal                                       ACVPCapAp
                                           ------------------------------------------  --------------------------------------------
                                             2000            1999           1998           2000           1999          1998
                                           -----------   -------------  -------------  -------------  -------------   -------------
Investment activity:
  Reinvested dividends.................  $         512            356             373               -              -             -
  Mortality and expense risk charges
    (note 3)...........................         (1,481)          (151)           (147)         (1,571)          (466)         (377)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Net investment income..............           (969)           205             226          (1,571)          (466)         (377)
                                          ------------  -------------  --------------  -------------- --------------  ------------

  Proceeds from mutual funds shares
    sold ..............................         56,577            693           5,521          53,995         13,758        19,751
  Cost of mutual fund shares sold......        (55,813)          (663)         (4,833)        (32,226)       (15,014)      (23,525)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Realized gain (loss) on investments            764             30             688          21,769         (1,256)       (3,774)
  Change in unrealized gain (loss)
    on investments.....................        (11,287)          (969)           (436)        (23,077)        33,920          (284)
                                          ------------  -------------  --------------  -------------- --------------  ------------
    Net gain (loss) on investments.....        (10,523)          (939)            252          (1,308)        32,664        (4,058)
                                          ------------  -------------  --------------  -------------- --------------  ------------
  Reinvested capital gains.............            323          2,455           2,314           5,238              -         3,128
                                          ------------  -------------  --------------  -------------- --------------  ------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $     (11,169)         1,721           2,792           2,359         32,198        (1,307)
                                          ============  =============  ==============  ============== ==============  ============

                                                            ACVPIncGr                                      ACVPInt
                                          -------------------------------------------  ------------------------------------------
                                             2000            1999           1998           2000            1999          1998
                                          ------------   -------------  -------------  -------------   -------------  -----------
Investment activity:
  Reinvested dividends.................  $          149              3              19              62              -         162
  Mortality and expense risk charges
    (note 3) ..........................            (317)         (116)            (12)          (599)          (212)         (193)
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Net investment income..............            (168)         (113)              7           (537)          (212)          (31)
                                          ------------- --------------  -------------- --------------  -------------  -----------

  Proceeds from mutual funds shares
    sold ..............................           2,585          4,066             216         79,750         37,510        3,758
  Cost of mutual fund shares sold......          (2,271)        (3,983)           (222)       (81,272)       (24,655)      (2,904)
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Realized gain (loss) on investments             314             83              (6)        (1,522)        12,855          854
  Change in unrealized gain (loss)
    on investments.....................          (6,078)         2,755             159        (15,405)         2,032        1,807
                                          ------------- --------------  -------------- --------------  -------------  -----------
    Net gain (loss) on investments.....          (5,764)         2,838             153        (16,927)        14,887        2,661
                                          ------------- --------------  -------------- --------------  -------------  -----------
  Reinvested capital gains.............               -              -               -            923              -        1,666
                                          ------------- --------------  -------------- --------------  -------------  -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....  $       (5,932)         2,725             160        (16,541)        14,675        4,296
                                          ============= ==============  ============== ==============  =============  ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                          ACVPValue                              DrySRGr
                                                        ---------------------------------------------  -----------------------------
                                                              2000           1999            1998           2000            1999
                                                        --------------  -------------   ------------- -------------- ---------------
Investment Activity:
  Reinvested dividends..............                    $           99             68               -          2,509             22
  Mortality and expense risk charges (note 3)                      (67)           (58)            (32)        (2,519)          (864)
                                                        -------------- --------------  -------------- -------------- --------------
    Net investment income...........                                32             10             (32)           (10)          (842)
                                                        -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                            65            167              30         96,942          5,558
  Cost of mutual fund shares sold...                               (82)          (190)            (31)       (64,562)        (2,701)
                                                        -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                            (17)           (23)             (1)        32,380          2,857
  Change in unrealized gain (loss)
    on investments..................                             1,322           (788)           (410)       (72,993)        26,276
                                                        -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                             1,305           (811)           (411)       (40,613)        29,133
                                                        -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                               253            642               5              -          5,987
                                                        -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $        1,590           (159)           (438)       (40,623)        34,278
                                                        ============== ==============  ============== ============== ==============



                                                            DrySRGr                         DryStkIx
                                                        --------------  --------------------------------------------
                                                              1998           2000            1999           1998
                                                        -------------   -------------   -------------  -------------
Investment Activity:
  Reinvested dividends..............                    $          109          6,882          6,042           5,032
  Mortality and expense risk charges (note 3)                     (522)        (5,865)        (4,374)         (2,715)
                                                        -------------- --------------  -------------  --------------
    Net investment income...........                              (413)         1,017          1,668           2,317
                                                        -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                         9,155        197,426         85,000          71,990
  Cost of mutual fund shares sold...                            (5,890)      (109,574)       (41,286)        (40,908)
                                                        -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                          3,265         87,852         43,714          31,082
  Change in unrealized gain (loss)
    on investments..................                             8,420       (166,996)        53,685          58,442
                                                        -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                            11,685        (79,144)        97,399          89,524
                                                        -------------- --------------  -------------  --------------
  Reinvested capital gains..........                             2,538         10,383          5,305             909
                                                        -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $       13,810        (67,744)       104,372          92,750
                                                        ============== ==============  =============  ==============






                                                                           DryVApp                              DryVGrinc
                                                       --------------------------------------------- -------------------------------
                                                             2000           1999            1998           2000            1999
                                                       --------------  -------------   ------------- -------------- ---------------
Investment Activity:
  Reinvested dividends..............                   $          350          1,379           1,104             94             56
  Mortality and expense risk charges (note 3)                    (761)        (1,823)           (508)          (123)           (72)
                                                       -------------- --------------  -------------- -------------- --------------
    Net investment income...........                             (411)          (444)            596            (29)           (16)
                                                       -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                      203,020         16,697          11,604          1,146            368
  Cost of mutual fund shares sold...                         (168,489)       (14,449)        (10,443)          (964)          (347)
                                                       -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                        34,531          2,248           1,161            182             21
  Change in unrealized gain (loss)
    on investments..................                          (39,784)        19,555          21,032         (1,309)         1,050
                                                       -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                           (5,253)        21,803          22,193         (1,127)         1,071
                                                       -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                              594            922               3            561            342
                                                       -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations               $       (5,070)        22,281          22,792           (595)         1,397
                                                       ============== ==============  ============== ============== ==============



                                                            DryVGrinc                    FidVEqin
                                                       ---------------- --------------------------------------------
                                                              1998           2000            1999           1998
                                                       --------------   -------------   -------------  -------------
Investment Activity:
  Reinvested dividends..............                    $           55          6,475          6,187           6,967
  Mortality and expense risk charges (note 3)                      (35)        (3,024)        (3,266)         (3,240)
                                                        -------------- --------------  -------------  --------------
    Net investment income...........                                20          3,451          2,921           3,727
                                                        -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                           580         55,979        150,584         178,067
  Cost of mutual fund shares sold...                              (597)       (51,885)      (121,880)       (146,020)
                                                        -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                            (17)         4,094         28,704          32,047
  Change in unrealized gain (loss)
    on investments..................                               236         (4,261)       (24,252)        (19,152)
                                                        -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                               219           (167)         4,452          12,895
                                                        -------------- --------------  -------------  --------------
  Reinvested capital gains..........                                67         24,393         13,676          24,794
                                                        -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations                $          306         27,677         21,049          41,416
                                                        ============== ==============  =============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      FidVGr                                 FidVHiln
                                                    --------------------------------------------  -------------------------------
                                                        2000           1999            1998           2000            1999
                                                    -------------  -------------   -------------  -------------   -------------

Investment Activity:
  Reinvested dividends..............                $        1,289          1,154           2,130          6,989          4,513
  Mortality and expense risk charges (note 3)              (12,520)        (6,665)         (3,719)          (656)          (504)
                                                    -------------- --------------  -------------- -------------- --------------
    Net investment income...........                       (11,231)        (5,511)         (1,589)         6,333          4,009
                                                    -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                   323,890         79,468          29,372         34,888         13,267
  Cost of mutual fund shares sold...                      (183,976)       (49,199)        (23,004)       (43,934)       (13,631)
                                                    -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                    139,914         30,269           6,368         (9,046)          (364)
  Change in unrealized gain (loss)
    on investments..................                      (473,214)       185,017         107,317        (17,028)         2,002
                                                    -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                      (333,300)       215,286         113,685        (26,074)         1,638
                                                    -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                       128,304         72,571          55,712              -            169
                                                    -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $     (216,227)       282,346         167,808        (19,741)         5,816
                                                    ============== ==============  ============== ============== ==============



                                                      FidVHiln                      FidVOvSe
                                                    -------------  --------------------------------------------
                                                        1998           2000            1999           1998
                                                    -------------  -------------   -------------  -------------

Investment Activity:
  Reinvested dividends..............                $        4,477            630            343             335
  Mortality and expense risk charges (note 3)                 (355)          (436)          (198)           (153)
                                                    -------------- --------------  -------------  --------------
    Net investment income...........                         4,122            194            145             182
                                                    -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                    11,788         74,028          2,802           1,816
  Cost of mutual fund shares sold...                       (10,748)       (68,114)        (2,437)         (1,637)
                                                    -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                      1,040          5,914            365             179
  Change in unrealized gain (loss)
    on investments..................                       (10,637)       (21,375)         9,665             503
                                                    -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                        (9,597)       (15,461)        10,030             682
                                                    -------------- --------------  -------------  --------------
  Reinvested capital gains..........                         2,845          3,964            554             987
                                                    -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $       (2,630)       (11,303)        10,729           1,851
                                                    ============== ==============  =============  ==============


                                                                           FidVAM                            FidVCon
                                                    --------------------------------------------  -------------------------------
                                                         2000           1999            1998           2000            1999
                                                    -------------  -------------   -------------  -------------   -------------

Investment Activity:
  Reinvested dividends..............                $        3,033          3,167           4,043          2,466          2,438
  Mortality and expense risk charges (note 3)                 (739)          (810)           (823)        (6,183)        (4,614)
                                                    -------------- --------------  -------------- -------------- --------------
    Net investment income...........                         2,294          2,357           3,220         (3,717)        (2,176)
                                                    -------------- --------------  -------------- -------------- --------------

  Proceeds from mutual funds shares sold                     8,323         20,048          52,116         63,084        143,774
  Cost of mutual fund shares sold...                        (7,707)       (17,591)        (46,800)       (41,971)       (85,691)
                                                    -------------- --------------  -------------- -------------- --------------
    Realized gain (loss) on investments                        616          2,457           5,316         21,113         58,083
  Change in unrealized gain (loss)
    on investments..................                       (14,373)         1,040          (5,723)      (166,599)        52,374
                                                    -------------- --------------  -------------- -------------- --------------
    Net gain (loss) on investments..                       (13,757)         3,497            (407)      (145,486)       110,457
                                                    -------------- --------------  -------------- -------------- --------------
  Reinvested capital gains..........                         7,145          4,012          12,128         89,503         17,876
                                                    -------------- --------------  -------------- -------------- --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $       (4,318)         9,866          14,941        (59,700)       126,157
                                                    ============== ==============  ============== ============== ==============



                                                        FidVCon                       FidVGrOp
                                                    -------------  --------------------------------------------
                                                         1998           2000            1999           1998
                                                    -------------  -------------   -------------  -------------

Investment Activity:
  Reinvested dividends..............                $        2,496            157             85               9
  Mortality and expense risk charges (note 3)               (2,561)          (143)           (84)            (32)
                                                    -------------- --------------  -------------  --------------
    Net investment income...........                           (65)            14              1             (23)
                                                    -------------- --------------  -------------  --------------

  Proceeds from mutual funds shares sold                    48,520         14,278          6,658             918
  Cost of mutual fund shares sold...                       (31,647)       (15,466)        (6,020)           (910)
                                                    -------------- --------------  -------------  --------------
    Realized gain (loss) on investments                     16,873         (1,188)           638               8
  Change in unrealized gain (loss)
    on investments..................                        77,750         (3,051)          (381)            909
                                                    -------------- --------------  -------------  --------------
    Net gain (loss) on investments..                        94,623         (4,239)           257             917
                                                    -------------- --------------  -------------  --------------
  Reinvested capital gains..........                        18,366            798            160              33
                                                    -------------- --------------  -------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations            $      112,924         (3,427)           418             927
                                                    ============== ==============  =============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 NSATCapAp                          NSATGvtBd
                                                  --------------------------------------  ----------------------------------------
                                                      2000         1999          1998          2000          1999           1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $    12,188        50,432        56,511        95,712      97,692       99,695
  Mortality and expense risk charges (note 3) ...      (53,897)      (63,989)      (54,976)      (12,933)    (14,494)     (15,337)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net investment income .......................      (41,709)      (13,557)        1,535        82,779      83,198       84,358
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Proceeds from mutual funds shares sold ........    1,088,471     1,262,611       466,891       355,882     520,204      208,750
  Cost of mutual fund shares sold ...............     (490,584)     (496,290)     (201,555)     (360,208)   (491,856)    (194,080)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Realized gain (loss) on investments .........      597,887       766,321       265,336        (4,326)     28,348       14,670
  Change in unrealized gain (loss)
    on investments ..............................   (3,576,680)     (967,555)    1,310,092        98,887    (174,887)      29,475
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net gain (loss) on investments ..............   (2,978,793)     (201,234)    1,575,428        94,561    (146,539)      44,145
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Reinvested capital gains ......................    1,119,933       507,155       221,169          --         3,291        9,470
                                                    ----------    ----------    ----------    ----------  ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(1,900,569)      292,364     1,798,132       177,340     (60,050)     137,973
                                                    ==========    ==========    ==========    ==========  ==========   ==========

                                                                    NSATMMkt
                                                     --------------------------------------
                                                         2000         1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $     33,454         8,900        17,712
  Mortality and expense risk charges (note 3) ...          (4,551)       (1,417)       (2,877)
                                                       ----------    ----------    ----------
    Net investment income .......................          28,903         7,483        14,835
                                                       ----------    ----------    ----------
  Proceeds from mutual funds shares sold ........         237,060       358,489       213,696
  Cost of mutual fund shares sold ...............        (237,060)     (358,489)     (213,696)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........            --            --            --
  Change in unrealized gain (loss)
    on investments ..............................            --            --            --
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............            --            --            --
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     28,903         7,483        14,835
                                                       ==========    ==========    ==========

                                                                  NSATSmCapV                                NSATSmCo
                                                  --------------------------------------    ---------------------------------------
                                                      2000         1999           1998         2000         1999           1998
                                                  ----------    ----------    ----------    ----------   ----------     ----------
Investment Activity:
  Reinvested dividends ..........................  $      --            --            --              50        --           --
  Mortality and expense risk charges (note 3) ...         (460)          (61)         --          (1,509)       (296)        (390)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net investment income .......................         (460)          (61)         --          (1,459)       (296)        (390)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Proceeds from mutual funds shares sold ........       14,005        48,396          --          72,099      16,973       28,399
  Cost of mutual fund shares sold ...............      (13,424)      (48,769)         --         (52,829)    (14,638)     (26,375)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Realized gain (loss) on investments .........          581          (373)         --          19,270       2,335        2,024
  Change in unrealized gain (loss)
    on investments ..............................      (11,962)         (441)         --         (45,294)     12,177       (4,434)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
    Net gain (loss) on investments ..............      (11,381)         (814)         --         (26,024)     14,512       (2,410)
                                                    ----------    ----------    ----------    ----------  ----------   ----------
  Reinvested capital gains ......................       14,955         4,831          --          38,742       2,834         --
                                                    ----------    ----------    ----------    ----------  ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     3,114         3,956          --          11,259      17,050       (2,800)
                                                    ==========    ==========    ==========    ==========  ==========   ==========


                                                                       NSATTotRtn
                                                     --------------------------------------
                                                        2000           1999         1998
                                                     ----------     ----------   ----------
Investment Activity:
  Reinvested dividends ..........................  $      104,421      123,483      184,659
  Mortality and expense risk charges (note 3) ...        (134,551)    (151,759)    (141,818)
                                                       ----------    ---------   ----------
    Net investment income .......................         (30,130)     (28,276)      42,841
                                                       ----------    ---------   ----------
  Proceeds from mutual funds shares sold ........       3,448,740    2,355,848    1,085,788
  Cost of mutual fund shares sold ...............      (1,871,495)  (1,267,480)    (618,881)
                                                       ----------   ----------   ----------
    Realized gain (loss) on investments .........       1,577,245    1,088,368      466,907
  Change in unrealized gain (loss)
    on investments ..............................      (7,673,082)    (633,345)   1,557,136
                                                       ----------   ----------   ----------
    Net gain (loss) on investments ..............      (6,095,837)     455,023    2,024,043
                                                       ----------   ----------   ----------
  Reinvested capital gains ......................       5,650,701      694,887      738,779
                                                       ----------   ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     (475,266)   1,121,634    2,805,663
                                                       ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   NBAMTBal                                 NBAMTGro
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998           2000         1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $    30,077        23,703        33,067          --            --            --
  Mortality and expense risk charges (note 3) ...      (13,745)      (11,255)      (11,829)       (2,380)         (512)        (359)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................       16,332        12,448        21,238        (2,380)         (512)        (359)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........      325,998       219,706       210,279        72,917        10,917       15,315
  Cost of mutual fund shares sold ...............     (269,189)     (197,111)     (210,334)      (49,656)      (10,815)     (14,646)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........       56,809        22,595           (55)       23,261           102          669
  Change in unrealized gain (loss)
    on investments ..............................     (373,626)      356,062      (110,079)     (106,027)       30,035       (6,710)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............     (316,817)      378,657      (110,134)      (82,766)       30,137       (6,041)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................      238,178        35,116       232,254        19,527         3,161       15,182
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   (62,307)      426,221       143,358       (65,619)       32,786        8,782
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                      NBAMTGuard
                                                       --------------------------------------
                                                          2000          1999          1998
                                                       ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $         83          --            --
  Mortality and expense risk charges (note 3) ...             (99)           (8)           (1)
                                                       ----------    ----------    ----------
    Net investment income .......................             (16)           (8)           (1)
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........           4,016           564           440
  Cost of mutual fund shares sold ...............          (3,501)         (534)         (435)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........             515            30             5
  Change in unrealized gain (loss)
    on investments ..............................             676            66            29
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............           1,191            96            34
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      1,175            88            33
                                                       ==========    ==========    ==========



                                                                    NBAMTLMat                                NBAMTPart
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $       291           225           645           895         1,540          542
  Mortality and expense risk charges (note 3) ...          (35)          (31)         (106)         (904)       (1,105)        (807)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................          256           194           539            (9)          435         (265)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........        2,718         8,653           915        24,728       125,097       69,018
  Cost of mutual fund shares sold ...............       (2,889)       (8,734)         (957)      (26,821)     (122,708)     (55,703)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........         (171)          (81)          (42)       (2,093)        2,389       13,315
  Change in unrealized gain (loss)
    on investments ..............................          158          (110)         (148)      (17,606)        1,608      (27,406)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............          (13)         (191)         (190)      (19,699)        3,997      (14,091)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................         --            --            --          19,026         2,679       17,062
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $       243             3           349          (682)        7,111        2,706
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                          OppBdVA
                                                        ----------------------------------------
                                                            2000            1999           1998
                                                        ----------     ----------     ----------
Investment Activity:
  Reinvested dividends ..........................     $        395            538             70
  Mortality and expense risk charges (note 3) ...              (44)           (80)          (102)
                                                        ----------     ----------     ----------
    Net investment income .......................              351            458            (32)
                                                        ----------     ----------     ----------

  Proceeds from mutual funds shares sold ........              535          8,599            805
  Cost of mutual fund shares sold ...............             (593)        (8,981)          (774)
                                                        ----------     ----------     ----------
    Realized gain (loss) on investments .........              (58)          (382)            31
  Change in unrealized gain (loss)
    on investments ..............................                9           (454)           242
                                                        ----------     ----------     ----------
    Net gain (loss) on investments ..............              (49)          (836)           273
                                                        ----------     ----------     ----------
  Reinvested capital gains ......................             --               52             63
                                                        ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $        302           (326)           304
                                                        ==========     ==========     ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                OppCapApVA                                OppGISecVA
                                                    --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $      213            45            23           591           715        1,229
  Mortality and expense risk charges (note 3) ...       (2,185)         (193)          (36)       (1,677)         (674)        (386)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................       (1,972)         (148)          (13)       (1,086)           41          843
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........       61,072         3,428         1,325       167,724        13,022       10,115
  Cost of mutual fund shares sold ...............      (47,748)       (2,902)       (1,165)     (115,874)       (9,369)      (7,187)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........       13,324           526           160        51,850         3,653        2,928
  Change in unrealized gain (loss)
    on investments ..............................      (40,213)       11,947           546       (73,958)       48,273         (402)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............      (26,889)       12,473           706       (22,108)       51,926        2,526
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................       11,366           490           280        33,053         2,005        4,626
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (17,495)       12,815           973         9,859        53,972        7,995
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                  OppMItStVA
                                                     --------------------------------------
                                                        2000           1999         1998
                                                     ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $         521           317            74
  Mortality and expense risk charges (note 3) ...            (178)          (78)          (47)
                                                       ----------    ----------    ----------
    Net investment income .......................             343           239            27
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........          40,148           177          --
  Cost of mutual fund shares sold ...............         (41,117)         (151)         --
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........            (969)           26          --
  Change in unrealized gain (loss)
    on investments ..............................            (646)          307            36
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............          (1,615)          333            36
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................             757           458           431
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        (515)        1,030           494
                                                       ==========    ==========    ==========



                                                                     StOpp2                                   StDisc2
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Investment Activity:
  Reinvested dividends ..........................   $     --            --             314          --            --          --
  Mortality and expense risk charges (note 3) ...       (1,373)       (1,191)         (870)         (252)         (174)       (190)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
    Net investment income .......................       (1,373)       (1,191)         (556)         (252)         (174)       (190)

                                                    ----------    ----------    ----------    ----------    ----------   ---------

  Proceeds from mutual funds shares sold ........       26,892        72,761        18,389         3,161         5,036      20,350
  Cost of mutual fund shares sold ...............      (20,517)      (58,513)      (13,936)       (3,228)       (5,748)    (19,537)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........        6,375        14,248         4,453           (67)         (712)        813
  Change in unrealized gain (loss)
    on investments ..............................      (17,982)       14,865        (4,471)          479          (845)     (1,342)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
    Net gain (loss) on investments ..............      (11,607)       29,113           (18)          412        (1,557)       (529)
                                                    ----------    ----------    ----------    ----------    ----------   ---------
  Reinvested capital gains ......................       22,271        15,628        16,130          --           3,517         367
                                                    ----------    ----------    ----------    ----------    ----------   ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    9,291        43,550        15,556           160         1,786        (352)
                                                    ==========    ==========    ==========    ==========    ==========   =========


                                                                     StIntStk2
                                                       --------------------------------------
                                                          2000         1999          1998
                                                       ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................   $        --              29           149
  Mortality and expense risk charges (note 3) ...            (384)         (205)       (1,320)
                                                       ----------    ----------    ----------
    Net investment income .......................            (384)         (176)       (1,171)
                                                       ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........         159,541         7,009         1,066
  Cost of mutual fund shares sold ...............        (125,442)       (8,522)       (1,378)
                                                       ----------    ----------    ----------
    Realized gain (loss) on investments .........          34,099        (1,513)         (312)
  Change in unrealized gain (loss)
    on investments ..............................         (45,895)       37,384          (546)
                                                       ----------    ----------    ----------
    Net gain (loss) on investments ..............         (11,796)       35,871          (858)
                                                       ----------    ----------    ----------
  Reinvested capital gains ......................            --            --            --
                                                       ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (12,180)       35,695        (2,029)
                                                       ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      MSUEmMkt                              MSUUSRealE
                                                    --------------------------------------    --------------------------------------
                                                        2000         1999          1998          2000          1999           1998
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $        89            87          --          1,848         1,317            38
  Mortality and expense risk charges (note 3) ...          (60)           (3)         --           (163)         (136)         (166)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Net investment income .......................           29            84          --          1,685         1,181          (128)
                                                    ----------    ----------    ----------   ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........       63,366             5          --          2,119        12,172        11,641
  Cost of mutual fund shares sold ...............      (62,133)           (5)         --           (236)      (15,219)      (12,855)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Realized gain (loss) on investments .........        1,233          --            --          1,883        (3,047)       (1,214)
  Change in unrealized gain (loss)
    on investments ..............................          (46)            9          --          1,347         1,207        (3,184)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
    Net gain (loss) on investments ..............        1,187             9          --          3,230        (1,840)       (4,398)
                                                    ----------    ----------    ----------   ----------    ----------    ----------
  Reinvested capital gains ......................         --            --            --            212          --             378
                                                    ----------    ----------    ----------   ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     1,216            93          --          5,127          (659)       (4,148)
                                                    ==========    ==========    ==========   ==========    ==========    ==========


                                                                   VEWwBd
                                                   --------------------------------------
                                                      2000         1999          1998
                                                   ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................  $       80            68            15
  Mortality and expense risk charges (note 3) ...         (14)          (14)          (31)
                                                   ----------    ----------    ----------
    Net investment income .......................          66            54           (16)
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........         113            66           129
  Cost of mutual fund shares sold ...............        (124)          (67)         (128)
                                                   ----------    ----------    ----------
    Realized gain (loss) on investments .........         (11)           (1)            1
  Change in unrealized gain (loss)
    on investments ..............................         (35)         (236)          184
                                                   ----------    ----------    ----------
    Net gain (loss) on investments ..............         (46)         (237)          185
                                                   ----------    ----------    ----------
  Reinvested capital gains ......................        --              30          --
                                                   ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $       20          (153)          169
                                                   ==========    ==========    ==========


                                                                  VEWwEmgMkt                                  VEWwHrdAst
                                                    ----------------------------------------  -------------------------------------
                                                        2000         1999          1998           2000          1999         1998
                                                    ----------    ----------    ----------    ----------    ----------    ---------
Investment Activity:
  Reinvested dividends ..........................  $      --            --              48            63            83           51
  Mortality and expense risk charges (note 3) ...         (315)          (68)          (23)          (95)          (44)        (140)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net investment income .......................         (315)          (68)           25           (32)           39          (89)
                                                    ----------    ----------    ----------    ----------    ----------    ---------

  Proceeds from mutual funds shares sold ........       28,289         1,781         2,898        61,551         3,182        8,612
  Cost of mutual fund shares sold ...............      (25,396)       (2,591)       (4,179)      (59,564)       (5,395)      (9,488)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Realized gain (loss) on investments .........        2,893          (810)       (1,281)        1,987        (2,213)        (876)
  Change in unrealized gain (loss)
    on investments ..............................      (29,019)        9,694        (1,171)        1,001         3,275       (3,152)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
    Net gain (loss) on investments ..............      (26,126)        8,884        (2,452)        2,988         1,062       (4,028)
                                                    ----------    ----------    ----------    ----------    ----------    ---------
  Reinvested capital gains ......................         --            --              43          --            --          1,261
                                                    ----------    ----------    ----------    ----------    ----------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   (26,441)        8,816        (2,384)        2,956         1,101       (2,856)
                                                    ==========    ==========    ==========    ==========    ==========    =========


                                                                     WPTGloPVC
                                                      --------------------------------------
                                                           2000          1999          1998
                                                      ----------    ----------    ----------
Investment Activity:
  Reinvested dividends ..........................    $      --            --            --
  Mortality and expense risk charges (note 3) ...           (101)           (9)           (5)
                                                      ----------    ----------    ----------
    Net investment income .......................           (101)           (9)           (5)
                                                      ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........            324            26          --
  Cost of mutual fund shares sold ...............           (180)          (19)         --
                                                      ----------    ----------    ----------
    Realized gain (loss) on investments .........            144             7          --
  Change in unrealized gain (loss)
    on investments ..............................         (7,659)          652            96
                                                      ----------    ----------    ----------
    Net gain (loss) on investments ..............         (7,515)          659            96
                                                      ----------    ----------    ----------
  Reinvested capital gains ......................          2,128          --            --
                                                      ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,488)          650            91
                                                      ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                    WPTIntEq                              WPTSmCoGr
                                                 -----------------------------------------  ----------------------------------------
                                                     2000           1999            1998        2000         1999          1998
                                                 -------------  ------------  ------------  ----------- -------------  -------------
Investment Activity:
  Reinvested dividends..............            $          184          317           156            -              -            -
  Mortality and expense risk charges (note 3)             (343)        (193)         (169)      (1,167)          (227)        (249)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Net investment income...........                      (159)         124           (13)      (1,167)          (227)        (249)
                                                -------------- ------------  ------------ ------------ --------------  -----------

  Proceeds from mutual funds shares sold                13,193       10,078         5,243       46,471         18,125       19,636
  Cost of mutual fund shares sold...                   (10,872)     (10,221)       (5,782)     (33,067)       (16,383)     (14,863)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Realized gain (loss) on investments                  2,321         (143)         (539)      13,404          1,742        4,773
  Change in unrealized gain (loss)
    on investments..................                   (20,240)      12,211         1,522      (84,285)        14,260       (5,217)
                                                -------------- ------------  ------------ ------------ --------------  -----------
    Net gain (loss) on investments..                   (17,919)      12,068           983      (70,881)        16,002         (444)
                                                -------------- ------------  ------------ ------------ --------------  -----------
  Reinvested capital gains..........                     4,418            -             -       24,133          1,415            -
                                                -------------- ------------  ------------ ------------ --------------  -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations...................            $      (13,660)      12,192           970      (47,915)        17,190         (693)
                                                ============== ============  ============ ============ ==============  ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            Total                                           ACVPAdv
                                         ---------------------------------------------  ------------------------------------------
                                             2000            1999            1998          2000            1999          1998
                                         -------------   -------------   -------------  -----------   -------------   ------------

Investment Activity:
  Net investment income...............   $       53,307          72,400         190,071       10,875           9,589         15,420
  Realized gain (loss) on investments        2,729,716       2,245,105         878,844       (5,340)        143,009         11,995
  Change in unrealized gain (loss)
    on investments....................     (13,121,314)       (974,176)      3,011,918      (64,108)       (113,316)        40,889
  Reinvested capital gains............       7,553,222       1,433,671       1,454,945       81,440          31,451         71,955
                                        --------------  --------------  --------------  -----------   -------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......      (2,785,069)      2,777,000       5,535,778       22,867          70,733        140,259
                                        --------------  --------------  --------------  -----------   -------------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners...................       3,315,966       3,913,784       4,210,270       31,723          54,404         68,519
  Transfers between funds.............               -               -               -     (490,930)        (25,227)       (21,014)
  Surrenders..........................       (2,639,355)     (2,800,317)     (1,087,106)     (33,598)       (521,315)       (29,005)
  Death benefits (note 4).............        (312,516)       (164,396)       (124,773)           -          (1,312)       (10,265)
  Policy loans (net of repayments)
    (note 5)..........................        (829,702)       (613,794)       (859,588)      15,282         (23,507)       (18,396)
  Deductions for surrender charges
    (note 2d).........................        (104,764)       (128,799)       (128,012)      (1,334)         (1,312)        (3,416)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................      (2,077,173)     (2,063,709)     (2,017,340)     (20,908)        (34,552)       (23,887)
                                        --------------  --------------  --------------  -----------   -------------   ------------
      Net equity transactions.........      (2,647,544)     (1,857,231)         (6,549)    (499,765)       (552,821)       (37,464)
                                        --------------  --------------  --------------  -----------   -------------   ------------

Net Change in Contract
  Owners' Equity......................      (5,432,613)        919,769       5,529,229     (476,898)       (482,088)       102,795
Contract Owners' Equity Beginning
  of Period...........................      35,759,604      34,839,835      29,310,606      476,898         958,986        856,191
                                        --------------  --------------  --------------  -----------   -------------   ------------
Contract Owners' Equity End
  of Period...........................  $   30,326,991      35,759,604      34,839,835            -         476,898        958,986
                                        ==============  ==============  ==============  ===========   =============   ============

CHANGES IN UNITS:
  Beginning units.....................       1,158,706       1,213,680       1,203,818       22,653          49,904         52,087
                                        --------------  --------------  --------------  -----------   -------------   ------------
  Units purchased.....................         238,345         193,910         199,065        1,628           3,689          5,124
  Units redeemed......................       (321,413)       (248,884)       (189,203)     (24,281)        (30,940)        (7,307)
                                        --------------  --------------  --------------  -----------   -------------   ------------
  Ending units........................      1,075,638       1,158,706       1,213,680            -          22,653         49,904
                                        ==============  ==============  ==============  ===========   =============   ============


                                                                  ACVPBal
                                          ----------------------------------------------
                                               2000            1999            1998
                                          --------------  --------------  --------------

Investment Activity:
  Net investment income...............            (969)            205             226
  Realized gain (loss) on investments               764              30             688
  Change in unrealized gain (loss)
    on investments....................          (11,287)           (969)           (436)
  Reinvested capital gains............              323           2,455           2,314
                                         --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......          (11,169)          1,721           2,792
                                         --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners...................           25,205           1,106             648
  Transfers between funds.............          408,353               -               -
  Surrenders..........................          (46,413)              -          (3,950)
  Death benefits (note 4).............                -               -               -
  Policy loans (net of repayments)
    (note 5)..........................             (207)              -               -
  Deductions for surrender charges
    (note 2d).........................           (1,842)              -            (465)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................          (13,896)           (732)           (626)
                                         --------------  --------------  --------------
      Net equity transactions.........          371,200             374          (4,393)
                                         --------------  --------------  --------------

Net Change in Contract
  Owners' Equity......................          360,031           2,095          (1,601)
Contract Owners' Equity Beginning
  of Period...........................           20,546          18,451          20,052
                                         --------------  --------------  --------------
Contract Owners' Equity End
  of Period..........................           380,577          20,546          18,451
                                         ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units.....................              974             955           1,192
                                         --------------  --------------  --------------
  Units purchased.....................           20,728              58              66
  Units redeemed......................           (3,021)            (39)           (303)
                                         --------------  --------------  --------------
  Ending units........................           18,681             974             955
                                         ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         ACVPCapAp                                        ACVPIncGr
                                       ---------------------------------------------    ------------------------------------------
                                           2000            1999            1998             2000            1999         1998
                                       -------------   -------------   -------------    -------------   -------------   ----------
Investment Activity:
  Net investment income...........     $       (1,571)           (466)           (377)           (168)           (113)          7
  Realized gain (loss) on investments          21,769          (1,256)         (3,774)            314              83          (6)
  Change in unrealized gain (loss)
    on investments................            (23,077)         33,920            (284)         (6,078)          2,755         159
  Reinvested capital gains........              5,238               -           3,128               -               -           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations...              2,359          32,198          (1,307)         (5,932)          2,725         160
                                       --------------  --------------  --------------  --------------   -------------   ---------

Equity Transactions:
  Purchase payments received from
    contract owners...............             14,286           4,479           8,237           3,700           2,249         402
  Transfers between funds.........            154,596          (8,485)        (10,313)         34,392          20,111       3,509
  Surrenders......................                  -            (878)         (9,003)              -          (4,066)          -
  Death benefits (note 4).........                  -               -               -               -               -           -
  Policy loans (net of repayments)
    (note 5)......................            (47,826)          1,012           4,905             186             439          (4)
  Deductions for surrender charges
    (note 2d).....................                  -             (50)         (1,060)              -            (233)          -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............             (7,872)         (3,092)         (3,356)         (2,784)         (1,231)       (189)
                                       --------------  --------------  --------------  --------------   -------------   ---------
      Net equity transactions.....            113,184          (7,014)        (10,590)         35,494          17,269       3,718
                                       --------------  --------------  --------------  --------------   -------------   ---------

Net Change in Contract
  Owners' Equity..................            115,543          25,184         (11,897)         29,562          19,994       3,878
Contract Owners' Equity Beginning
  of Period.......................             81,982          56,798          68,695          23,872           3,878           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
Contract Owners' Equity End
  of Period.......................     $      197,525          81,982          56,798          53,434          23,872       3,878
                                       ==============  ==============  ==============  ==============   =============   =========

CHANGES IN UNITS:
  Beginning units.................              3,518           3,978           4,670           1,877             357           -
                                       --------------  --------------  --------------  --------------   -------------   ---------
  Units purchased.................              6,486             437             668           3,101           1,990         380
  Units redeemed..................             (2,168)           (897)         (1,360)           (240)           (470)        (23)
                                       --------------  --------------  --------------  --------------   -------------   ---------
  Ending units....................              7,836           3,518           3,978           4,738           1,877         357
                                       ==============  ==============  ==============  ==============   =============   =========


                                                          ACVPInt
                                       ---------------------------------------------
                                           2000            1999            1998
                                       -------------   -------------   -------------
Investment Activity:
  Net investment income...........               (537)           (212)            (31)
  Realized gain (loss) on investments          (1,522)         12,855             854
  Change in unrealized gain (loss)
    on investments................            (15,405)          2,032           1,807
  Reinvested capital gains........                923               -           1,666
                                       --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations...            (16,541)         14,675           4,296
                                       --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners...............             10,771           2,872           2,509
  Transfers between funds.........            102,904          (9,012)          3,810
  Surrenders......................             (4,488)         (3,025)         (1,804)
  Death benefits (note 4).........             (3,671)              -               -
  Policy loans (net of repayments)
    (note 5)......................            (17,657)         (9,396)            175
  Deductions for surrender charges
    (note 2d).....................               (178)           (174)           (212)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............             (5,053)         (2,663)         (1,951)
                                       --------------  --------------  --------------
      Net equity transactions.....             82,628         (21,398)          2,527
                                       --------------  --------------  --------------

Net Change in Contract
  Owners' Equity..................             66,087          (6,723)          6,823
Contract Owners' Equity Beginning
  of Period.......................             27,851          34,574          27,751
                                       --------------  --------------  --------------
Contract Owners' Equity End
  of Period.......................             93,938          27,851          34,574
                                       ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units.................              1,038           2,097           1,983
                                       --------------  --------------  --------------
  Units purchased.................              4,494             161             400
  Units redeemed..................             (1,289)         (1,220)           (286)
                                       --------------  --------------  --------------
  Ending units....................              4,243           1,038           2,097
                                       ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         ACVPValue                                         DrySRGr
                                       ---------------------------------------------    -------------------------------------------
                                           2000            1999            1998             2000            1999          1998
                                       -------------   -------------   -------------    -------------   -------------   -----------
Investment Activity:
  Net investment income.............. $           32              10             (32)            (10)           (842)          (413)
  Realized gain (loss) on investments            (17)            (23)             (1)         32,380           2,857          3,265
  Change in unrealized gain (loss)
    on investments...................          1,322            (788)           (410)        (72,993)         26,276          8,420
  Reinvested capital gains...........            253             642               5               -           5,987          2,538
                                      --------------  --------------  --------------  --------------   -------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......          1,590            (159)           (438)        (40,623)         34,278         13,810
                                      --------------  --------------  --------------  --------------   -------------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners..................          1,672           1,576           7,146          24,178          13,239          2,861
  Transfers between funds............            284               -               -         193,577          70,107         17,202
  Surrenders.........................              -               -               -               -          (1,755)       (10,639)
  Death benefits (note 4)............              -               -               -         (29,129)              -              -
  Policy loans (net of repayments)
    (note 5).........................              -               -               -          (9,106)         (1,280)         6,949
  Deductions for surrender charges
    (note 2d)........................              -               -               -               -            (101)        (1,253)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................           (343)           (304)           (165)        (12,506)         (4,695)        (1,826)
                                      --------------  --------------  --------------  --------------   -------------   ------------
      Net equity transactions........          1,613           1,272           6,981         167,014          75,515         13,294
                                      --------------  --------------  --------------  --------------   -------------   ------------

Net Change in Contract
  Owners' Equity.....................          3,203           1,113           6,543         126,391         109,793         27,104
Contract Owners' Equity Beginning
  of Period..........................          7,656           6,543               -         179,752          69,959         42,855
                                      --------------  --------------  --------------  --------------   -------------   ------------
Contract Owners' Equity End
  of Period.......................... $       10,859           7,656           6,543         306,143         179,752         69,959
                                      ==============  ==============  ==============  ==============   =============   ============

CHANGES IN UNITS:
  Beginning units....................            590             496               -           4,918           2,470          1,942
                                      --------------  --------------  --------------  --------------   -------------   ------------
  Units purchased....................            151             116             512           6,072           2,701            860
  Units redeemed.....................            (27)            (22)            (16)         (1,500)           (253)          (332)
                                      --------------  --------------  --------------  --------------   -------------   ------------
  Ending units.......................            714             590             496           9,490           4,918          2,470
                                      ==============  ==============  ==============  ==============   =============   =============

                                                           DryStkIx
                                       ---------------------------------------------
                                           2000            1999            1998
                                       -------------   -------------   -------------
Investment Activity:
  Net investment income..............          1,017           1,668           2,317
  Realized gain (loss) on investments         87,852          43,714          31,082
  Change in unrealized gain (loss)
    on investments...................       (166,996)         53,685          58,442
  Reinvested capital gains...........         10,383           5,305             909
                                      --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......        (67,744)        104,372          92,750
                                      --------------  --------------  --------------

Equity Transactions:
  Purchase payments received from
    contract owners..................         99,972          58,338          44,706
  Transfers between funds............         65,713         180,391          55,914
  Surrenders.........................         (1,059)       (171,591)         (1,238)
  Death benefits (note 4)............        (28,000)              -               -
  Policy loans (net of repayments)
    (note 5).........................        (83,918)        112,849         (70,038)
  Deductions for surrender charges
    (note 2d)........................            (42)         (9,854)           (146)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................        (38,282)        (27,882)        (15,056)
                                      --------------  --------------  --------------
      Net equity transactions........         14,384         142,251          14,142
                                      --------------  --------------  --------------

Net Change in Contract
  Owners' Equity.....................        (53,360)        246,623         106,892
Contract Owners' Equity Beginning
  of Period..........................        683,922         437,299         330,407
                                      --------------  --------------  --------------
Contract Owners' Equity End
  of Period..........................        630,562         683,922         437,299
                                      ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units....................         20,349          15,567          14,960
                                      --------------  --------------  --------------
  Units purchased....................          5,272           8,333           4,523
  Units redeemed.....................         (4,775)         (3,551)         (3,916)
                                      --------------  --------------  --------------
  Ending units.......................         20,846          20,349          15,567
                                      ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                DryVApp                                    DryVGrinc
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000           1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $     (411)         (444)          596           (29)          (16)           20
  Realized gain (loss) on investments .........       34,531         2,248         1,161           182            21           (17)
  Change in unrealized gain (loss)
    on investments ............................      (39,784)       19,555        21,032        (1,309)        1,050           236
  Reinvested capital gains ....................          594           922             3           561           342            67
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (5,070)       22,281        22,792          (595)        1,397           306
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        6,407        16,973         1,324         3,087         1,932         6,636
  Transfers between funds .....................     (193,886)        9,636       168,936         4,215         1,587          --
  Surrenders ..................................       (2,431)         (275)         --            --            --            (491)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (50)          870          --          (1,109)           (4)          522
  Deductions for surrender charges
    (note 2d) .................................          (97)          (16)         --            --            --             (58)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (3,403)       (3,174)         (839)       (1,432)         (969)         (399)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (193,460)       24,014       169,421         4,761         2,546         6,210
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (198,530)       46,295       192,213         4,166         3,943         6,516
Contract Owners' Equity Beginning
  of Period ...................................      248,939       202,644        10,431        11,300         7,357           841
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   50,409       248,939       202,644        15,466        11,300         7,357
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       17,060        15,355         1,021           763           576            73
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          443         1,966        14,431           506           262           603
  Units redeemed ..............................      (13,998)         (261)          (97)         (175)          (75)         (100)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        3,505        17,060        15,355         1,094           763           576
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                  FidVEqin
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................          3,451         2,921         3,727
  Realized gain (loss) on investments .........          4,094        28,704        32,047
  Change in unrealized gain (loss)
    on investments ............................         (4,261)      (24,252)      (19,152)
  Reinvested capital gains ....................         24,393        13,676        24,794
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         27,677        21,049        41,416
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................         30,798        38,359        35,661
  Transfers between funds .....................        (15,048)       21,716      (133,030)
  Surrenders ..................................         (4,094)      (80,650)         (836)
  Death benefits (note 4) .....................           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         (6,197)        4,749        (2,005)
  Deductions for surrender charges
    (note 2d) .................................           (163)       (4,632)          (98)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................        (22,585)      (22,823)      (20,482)
                                                    ----------    ----------    ----------
      Net equity transactions .................        (17,289)      (43,281)     (120,790)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         10,388       (22,232)      (79,374)
Contract Owners' Equity Beginning
  of Period ...................................        395,379       417,611       496,985
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................        405,767       395,379       417,611
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         10,575        11,782        15,527
                                                    ----------    ----------    ----------
  Units purchased .............................            877         1,557         1,223
  Units redeemed ..............................         (1,362)       (2,764)       (4,968)
                                                    ----------    ----------    ----------
  Ending units ................................         10,090        10,575        11,782
                                                    ==========    ==========    ==========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   FidVGr                                 FidVHiIn
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $  (11,231)       (5,511)       (1,589)        6,333         4,009         4,122
  Realized gain (loss) on investments .........      139,914        30,269         6,368        (9,046)         (364)        1,040
  Change in unrealized gain (loss)
    on investments ............................     (473,214)      185,017       107,317       (17,028)        2,002       (10,637)
  Reinvested capital gains ....................      128,304        72,571        55,712          --             169         2,845
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (216,227)      282,346       167,808       (19,741)        5,816        (2,630)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      150,920        88,550        60,527         4,295         5,143        11,217
  Transfers between funds .....................      693,137       284,745        17,221        (4,529)       48,257        (6,831)
  Surrenders ..................................      (95,918)      (68,185)      (10,674)         --            --            (397)
  Death benefits (note 4) .....................      (12,824)         --            --         (24,545)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................      (87,861)      (15,221)         (194)       (2,700)         (824)         (540)
  Deductions for surrender charges
    (note 2d) .................................       (3,807)       (3,916)       (1,257)         --            --             (47)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (75,041)      (44,939)      (23,389)       (4,323)       (3,482)       (3,438)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      568,606       241,034        42,234       (31,802)       49,094           (36)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................      352,379       523,380       210,042       (51,543)       54,910        (2,666)
Contract Owners' Equity Beginning
  of Period ...................................    1,149,843       626,463       416,421       110,783        55,873        58,539
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $1,502,222     1,149,843       626,463        59,240       110,783        55,873
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       20,570        15,280        14,055         3,951         2,138         2,126
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       14,865         8,340         2,606           178         1,984           417
  Units redeemed ..............................       (5,005)       (3,050)       (1,381)       (1,382)         (171)         (405)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       30,430        20,570        15,280         2,747         3,951         2,138
                                                  ==========    ==========    ==========    ==========    ==========    ==========
                                                                    FidVOvSe
                                                     --------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             194           145           182
  Realized gain (loss) on investments .........           5,914           365           179
  Change in unrealized gain (loss)
    on investments ............................         (21,375)        9,665           503
  Reinvested capital gains ....................           3,964           554           987
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         (11,303)       10,729         1,851
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           3,973         8,077         3,023
  Transfers between funds .....................          11,885         6,491         2,264
  Surrenders ..................................            --          (3,970)         --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (1,104)        1,577        (1,604)
  Deductions for surrender charges
    (note 2d) .................................            --            (228)         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (2,019)       (1,270)       (1,083)
                                                     ----------    ----------    ----------
      Net equity transactions .................          12,735        10,677         2,600
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           1,432        21,406         4,451
Contract Owners' Equity Beginning
  of Period ...................................          43,240        21,834        17,383
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          44,672        43,240        21,834
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           1,611         1,151         1,025
                                                     ----------    ----------    ----------
  Units purchased .............................             599           662           314
  Units redeemed ..............................            (136)         (202)         (188)
                                                     ----------    ----------    ----------
  Ending units ................................           2,074         1,611         1,151
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 FidVAM                                      FidVCon
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $    2,294         2,357         3,220        (3,717)       (2,176)          (65)
  Realized gain (loss) on investments .........          616         2,457         5,316        21,113        58,083        16,873
  Change in unrealized gain (loss)
    on investments ............................      (14,373)        1,040        (5,723)     (166,599)       52,374        77,750
  Reinvested capital gains ....................        7,145         4,012        12,128        89,503        17,876        18,366
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (4,318)        9,866        14,941       (59,700)      126,157       112,924
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        2,838         2,307         9,641        44,572        35,053        21,970
  Transfers between funds .....................           81         6,926         1,888       160,955       131,699        22,252
  Surrenders ..................................         --        (114,038)         --         (10,833)      (74,832)       (3,320)
  Death benefits (note 4) .....................         --            --            --          (4,371)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (2,261)      104,742       (48,271)      (25,093)      (11,129)       (9,514)
  Deductions for surrender charges
    (note 2d) .................................         --          (6,549)         --            (430)       (4,298)         (391)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (3,554)       (4,274)       (3,950)      (24,462)      (15,216)       (7,785)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................       (2,896)      (10,886)      (40,692)      140,338        61,277        23,212
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       (7,214)       (1,020)      (25,751)       80,638       187,434       136,136
Contract Owners' Equity Beginning
  of Period ...................................       94,320        95,340       121,091       676,082       488,648       352,512
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   87,106        94,320        95,340       756,720       676,082       488,648
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        3,448         3,841         5,568        25,860        23,039        21,431
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          117           575           672         8,386         7,968         3,113
  Units redeemed ..............................         (224)         (968)       (2,399)       (3,001)       (5,147)       (1,505)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        3,341         3,448         3,841        31,245        25,860        23,039
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                    FidVGrOp
                                                     -------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................              14             1           (23)
  Realized gain (loss) on investments .........          (1,188)          638             8
  Change in unrealized gain (loss)
    on investments ............................          (3,051)         (381)          909
  Reinvested capital gains ....................             798           160            33
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          (3,427)          418           927
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           4,728         3,097         3,849
  Transfers between funds .....................           6,554         4,979         4,426
  Surrenders ..................................          (1,987)       (3,154)         --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (328)          662          (832)
  Deductions for surrender charges
    (note 2d) .................................             (79)         (181)         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (1,209)       (1,003)         (296)
                                                     ----------    ----------    ----------
      Net equity transactions .................           7,679         4,400         7,147
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           4,252         4,818         8,074
Contract Owners' Equity Beginning
  of Period ...................................          12,892         8,074          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          17,144        12,892         8,074
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             920           596          --
                                                     ----------    ----------    ----------
  Units purchased .............................             846           729           700
  Units redeemed ..............................            (279)         (405)         (104)
                                                     ----------    ----------    ----------
  Ending units ................................           1,487           920           596
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               NSATCapAp                                  NSATGvTBd
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $   (41,709)      (13,557)        1,535        82,779        83,198        84,358
  Realized gain (loss) on investments .........      597,887       766,321       265,336        (4,326)       28,348        14,670
  Change in unrealized gain (loss)
    on investments ............................   (3,576,680)     (967,555)    1,310,092        98,887      (174,887)       29,475
  Reinvested capital gains ....................    1,119,933       507,155       221,169          --           3,291         9,470
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (1,900,569)      292,364     1,798,132       177,340       (60,050)      137,973
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      638,934       916,931       706,503       212,963       268,752       575,305
  Transfers between funds .....................     (599,363)     (311,161)       82,239      (133,349)     (127,763)      (30,016)
  Surrenders ..................................     (336,235)     (369,726)     (232,748)     (155,854)     (185,683)      (61,261)
  Death benefits (note 4) .....................      (28,274)      (10,428)      (52,012)         --          (2,429)         --
  Policy loans (net of repayments)
    (note 5) ..................................     (123,756)     (270,092)     (192,222)       (9,053)      (11,574)      (17,667)
  Deductions for surrender charges
    (note 2d) .................................      (13,346)      (21,233)      (27,407)       (6,186)      (10,664)       (7,214)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (403,049)     (445,597)     (304,373)     (137,217)     (148,284)     (255,843)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (865,089)     (511,306)      (20,020)     (228,696)     (217,645)      203,304
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................   (2,765,658)     (218,942)    1,778,112       (51,356)     (277,695)      341,277
Contract Owners' Equity Beginning
  of Period ...................................    7,770,383     7,989,325     6,211,213     1,700,303     1,977,998     1,636,721
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $ 5,004,725     7,770,383     7,989,325     1,648,947     1,700,303     1,977,998
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      237,180       252,268       252,861        97,069       109,393        97,797
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       24,161        25,431        34,486        12,478        14,212        27,873
  Units redeemed ..............................      (51,745)      (40,519)      (35,079)      (25,230)      (26,536)      (16,277)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      209,596       237,180       252,268        84,317        97,069       109,393
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                                  NSATMMkt
                                                    --------------------------------------
                                                       2000          1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................         28,903         7,483        14,835
  Realized gain (loss) on investments .........           --            --            --
  Change in unrealized gain (loss)
    on investments ............................           --            --            --
  Reinvested capital gains ....................           --            --            --
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         28,903         7,483        14,835
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          8,344        76,835        17,951
  Transfers between funds .....................        156,715       208,709         7,464
  Surrenders ..................................        (69,187)      (59,742)      (21,098)
  Death benefits (note 4) .....................           --            --               1
  Policy loans (net of repayments)
    (note 5) ..................................         (1,118)       (9,203)        4,580
  Deductions for surrender charges
    (note 2d) .................................         (2,746)          (35)       (2,484)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................        (11,948)      (11,028)      (48,312)
                                                    ----------    ----------    ----------
      Net equity transactions .................         80,060       205,536       (41,898)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................        108,963       213,019       (27,063)
Contract Owners' Equity Beginning
  of Period ...................................        538,077       325,058       352,121
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................        647,040       538,077       325,058
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         38,841        24,405        27,608
                                                    ----------    ----------    ----------
  Units purchased .............................         11,685        16,090         1,720
  Units redeemed ..............................         (6,121)       (1,654)       (4,923)
                                                    ----------    ----------    ----------
  Ending units ................................         44,405        38,841        24,405
                                                    ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                  NSATSmCapV                               NSATSmCo
                                                  --------------------------------------   --------------------------------------
                                                      2000         1999          1998         2000          1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $      (460)          (61)         --         (1,459)         (296)         (390)
  Realized gain (loss) on investments .........          581          (373)         --         19,270         2,335         2,024
  Change in unrealized gain (loss)
    on investments ............................      (11,962)         (441)         --        (45,294)       12,177        (4,434)
  Reinvested capital gains ....................       14,955         4,831          --         38,742         2,834          --
                                                  ----------    ----------    ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        3,114         3,956          --         11,259        17,050        (2,800)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       15,587         5,032          --         20,049         7,905         7,939
  Transfers between funds .....................       35,026        25,094          --        208,465         7,081       (17,351)
  Surrenders ..................................       (3,248)         --            --        (24,363)         --          (1,102)
  Death benefits (note 4) .....................         --            --            --           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         (203)         --            --        (40,838)         (929)       (2,666)
  Deductions for surrender charges
    (note 2d) .................................         (129)         --            --           (967)         --            (130)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (1,878)         (134)         --         (9,288)       (2,659)       (2,320)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
      Net equity transactions .................       45,155        29,992          --        153,058        11,398       (15,630)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       48,269        33,948          --        164,317        28,448       (18,430)
Contract Owners' Equity Beginning
  of Period ...................................       33,948          --            --         70,784        42,336        60,766
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $    82,217        33,948          --        235,101        70,784        42,336
                                                  ==========    ==========    ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        3,128          --            --          3,052         2,608         3,751
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Units purchased .............................        4,235         3,142          --          9,468           713           784
  Units redeemed ..............................         (496)          (14)         --         (3,137)         (269)       (1,927)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Ending units ................................        6,867         3,128          --          9,383         3,052         2,608
                                                  ==========    ==========    ==========   ==========    ==========    ==========



                                                                NSATTotRtn
                                                    --------------------------------------
                                                       2000          1999          1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................        (30,130)      (28,276)       42,841
  Realized gain (loss) on investments .........      1,577,245     1,088,368       466,907
  Change in unrealized gain (loss)
    on investments ............................     (7,673,082)     (633,345)    1,557,136
  Reinvested capital gains ....................      5,650,701       694,887       738,779
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (475,266)    1,121,634     2,805,663
                                                    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      1,643,457     2,049,001     2,325,426
  Transfers between funds .....................     (1,676,093)     (681,338)      (61,885)
  Surrenders ..................................     (1,405,202)     (983,114)     (585,152)
  Death benefits (note 4) .....................       (174,055)     (125,106)      (62,497)
  Policy loans (net of repayments)
    (note 5) ..................................       (235,379)     (441,403)     (458,542)
  Deductions for surrender charges
    (note 2d) .................................        (55,776)      (56,460)      (68,905)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (1,099,335)   (1,153,250)   (1,193,693)
                                                    ----------    ----------    ----------
      Net equity transactions .................     (3,002,383)   (1,391,670)     (105,248)
                                                    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (3,477,649)     (270,036)    2,700,415
Contract Owners' Equity Beginning
  of Period ...................................     18,714,700    18,984,736    16,284,321
                                                    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................     15,237,051    18,714,700    18,984,736
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        533,407       574,062       576,775
                                                    ----------    ----------    ----------
  Units purchased .............................         51,747        62,241        77,463
  Units redeemed ..............................       (137,914)     (102,896)      (80,176)
                                                    ----------    ----------    ----------
  Ending units ................................        447,240       533,407       574,062
                                                    ==========    ==========    ==========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998




                                                               NBAMTBal                                     NBAMTGro
                                                  --------------------------------------   --------------------------------------
                                                      2000         1999          1998         2000          1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................  $    16,332        12,448        21,238        (2,380)         (512)         (359)
  Realized gain (loss) on investments .........       56,809        22,595           (55)       23,261           102           669
  Change in unrealized gain (loss)
    on investments ............................     (373,626)      356,062      (110,079)     (106,027)       30,035        (6,710)
  Reinvested capital gains ....................      238,178        35,116       232,254        19,527         3,161        15,182
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (62,307)      426,221       143,358       (65,619)       32,786         8,782
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................      142,627       168,578       200,479        26,378         9,886        10,274
  Transfers between funds .....................      (51,495)     (108,656)      (92,088)      289,380         8,223        (5,544)
  Surrenders ..................................     (276,263)      (69,176)      (78,898)       (6,172)       (3,023)       (9,851)
  Death benefits (note 4) .....................         --         (25,121)         --          (4,021)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................       24,584       (16,492)      (35,809)      (56,261)         (296)        6,335
  Deductions for surrender charges
    (note 2d) .................................      (10,966)       (3,973)       (9,291)         (245)         (174)       (1,160)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (99,127)      (91,724)      (75,520)      (15,668)       (4,673)       (4,235)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (270,640)     (146,564)      (91,127)      233,391         9,943        (4,181)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................     (332,947)      279,657        52,231       167,772        42,729         4,601
Contract Owners' Equity Beginning
  of Period ...................................    1,721,608     1,441,951     1,389,720       105,211        62,482        57,881
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................  $ 1,388,661     1,721,608     1,441,951       272,983       105,211        62,482
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       65,636        72,841        78,124         2,782         2,465         2,617
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................        5,358         8,674        12,806         7,496           703           491
  Units redeemed ..............................      (15,085)      (15,879)      (18,089)       (2,042)         (386)         (643)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       55,909        65,636        72,841         8,236         2,782         2,465
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                  NBAMTGuard
                                                     --------------------------------------
                                                       2000          1999          1998
                                                     ----------    ----------    ----------

Investment Activity:
  Net investment income .......................             (16)           (8)           (1)
  Realized gain (loss) on investments .........             515            30             5
  Change in unrealized gain (loss)
    on investments ............................             676            66            29
  Reinvested capital gains ....................            --            --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............           1,175            88            33
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           1,096           213            56
  Transfers between funds .....................          12,108           533           432
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (2,510)         --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (581)          (40)           (9)
                                                     ----------    ----------    ----------
      Net equity transactions .................          10,113           706           479
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          11,288           794           512
Contract Owners' Equity Beginning
  of Period ...................................           1,306           512          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          12,594         1,306           512
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             123            55          --
                                                     ----------    ----------    ----------
  Units purchased .............................           1,331            72            56
  Units redeemed ..............................            (272)           (4)           (1)
                                                     ----------    ----------    ----------
  Ending units ................................           1,182           123            55
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                             NBAMTLMat                                    NBAMTPart
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $      256           194           539            (9)          435          (265)
  Realized gain (loss) on investments .........         (171)          (81)          (42)       (2,093)        2,389        13,315
  Change in unrealized gain (loss)
    on investments ............................          158          (110)         (148)      (17,606)        1,608       (27,406)
  Reinvested capital gains ....................         --            --            --          19,026         2,679        17,062
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          243             3           349          (682)        7,111         2,706
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        1,749         1,410         1,277        10,907        20,665        19,544
  Transfers between funds .....................         --            --            --         (16,522)       54,078         3,492
  Surrenders ..................................         --            --            --          (2,923)      (75,056)      (11,127)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (2,056)       (7,950)            3        (1,929)        5,523       (12,996)
  Deductions for surrender charges
    (note 2d) .................................         --            --            --            (116)       (4,310)       (1,310)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (678)         (629)         (425)       (5,149)       (8,442)       (5,165)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................         (985)       (7,169)          855       (15,732)       (7,542)       (7,562)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         (742)       (7,166)        1,204       (16,414)         (431)       (4,856)
Contract Owners' Equity Beginning
  of Period ...................................        4,054        11,220        10,016       128,664       129,095       133,951
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $    3,312         4,054        11,220       112,250       128,664       129,095
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................          271           755           698         5,137         5,490         5,889
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          152           120           104           533         3,190           982
  Units redeemed ..............................         (214)         (604)          (47)       (1,184)       (3,543)       (1,381)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................          209           271           755         4,486         5,137         5,490
                                                  ==========    ==========    ==========    ==========    ==========    ==========




                                                                     OppBdVA
                                                     --------------------------------------
                                                        2000          1999          1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             351           458           (32)
  Realized gain (loss) on investments .........             (58)         (382)           31
  Change in unrealized gain (loss)
    on investments ............................               9          (454)          242
  Reinvested capital gains ....................            --              52            63
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............             302          (326)          304
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           1,449         2,690            13
  Transfers between funds .....................           4,974        (7,281)        7,798
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (170)         (122)         (277)
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (726)       (1,551)         (680)
                                                     ----------    ----------    ----------
      Net equity transactions .................           5,527        (6,264)        6,854
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................           5,829        (6,590)        7,158
Contract Owners' Equity Beginning
  of Period ...................................           4,652        11,242         4,084
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          10,481         4,652        11,242
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             263           621           239
                                                     ----------    ----------    ----------
  Units purchased .............................             351           152           450
  Units redeemed ..............................             (51)         (510)          (68)
                                                     ----------    ----------    ----------
  Ending units ................................             563           263           621
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               OppCapApVA                                  OppGlSecVA
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $   (1,972)         (148)          (13)       (1,086)           41           843
  Realized gain (loss) on investments .........       13,324           526           160        51,850         3,653         2,928
  Change in unrealized gain (loss)
    on investments ............................      (40,213)       11,947           546       (73,958)       48,273          (402)
  Reinvested capital gains ....................       11,366           490           280        33,053         2,005         4,626
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (17,495)       12,815           973         9,859        53,972         7,995
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       23,213         2,995         4,311        22,438         6,214         9,045
  Transfers between funds .....................      271,292        62,023         4,149       110,271        75,115         2,264
  Surrenders ..................................       (1,894)         --            --         (73,785)       (3,066)       (3,712)
  Death benefits (note 4) .....................         --            --            --          (2,173)         --            --
  Policy loans (net of repayments)
    (note 5) ..................................      (22,509)          (68)         --         (29,394)       (7,839)         (727)
  Deductions for surrender charges
    (note 2d) .................................          (75)         --            --          (2,929)         (176)         (437)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (12,971)       (1,376)         (369)       (8,121)       (3,174)       (2,073)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      257,056        63,574         8,091        16,307        67,074         4,360
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................      239,561        76,389         9,064        26,166       121,046        12,355
Contract Owners' Equity Beginning
  of Period ...................................       85,955         9,566           502       189,931        68,885        56,530
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $  325,516        85,955         9,566       216,097       189,931        68,885
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        4,757           744            48         6,515         3,715         3,451
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       15,443         4,114           742         4,233         3,582           678
  Units redeemed ..............................       (1,999)         (101)          (46)       (3,638)         (782)         (414)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................       18,201         4,757           744         7,110         6,515         3,715
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                     OppMltStVA
                                                     --------------------------------------
                                                        2000          1999            1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................             343           239            27
  Realized gain (loss) on investments .........            (969)           26          --
  Change in unrealized gain (loss)
    on investments ............................            (646)          307            36
  Reinvested capital gains ....................             757           458           431
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............            (515)        1,030           494
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          21,233         1,546         1,130
  Transfers between funds .....................          20,087          --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            (202)         --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (761)         (619)         (404)
                                                     ----------    ----------    ----------
      Net equity transactions .................          40,357           927           726
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          39,842         1,957         1,220
Contract Owners' Equity Beginning
  of Period ...................................          10,899         8,942         7,722
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          50,741        10,899         8,942
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             433           394           360
                                                     ----------    ----------    ----------
  Units purchased .............................           1,512            66            67
  Units redeemed ..............................             (36)          (27)          (33)
                                                     ----------    ----------    ----------
  Ending units ................................           1,909           433           394
                                                     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   StOpp2                                  StDisc2
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $   (1,373)       (1,191)         (556)         (252)         (174)         (190)
  Realized gain (loss) on investments .........        6,375        14,248         4,453           (67)         (712)          813
  Change in unrealized gain (loss)
    on investments ............................      (17,982)       14,865        (4,471)          479          (845)       (1,342)
  Reinvested capital gains ....................       22,271        15,628        16,130          --           3,517           367
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        9,291        43,550        15,556           160         1,786          (352)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................       24,397        16,088        14,991         4,803         2,606         6,563
  Transfers between funds .....................        4,378       (17,922)        7,055         7,133         3,108       (16,445)
  Surrenders ..................................       (6,929)       (3,157)       (5,800)         --            --          (1,636)
  Death benefits (note 4) .....................         --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................       (8,629)         (867)       (4,632)       (2,317)        1,246          (245)
  Deductions for surrender charges
    (note 2d) .................................         (275)         (181)         (683)         --            --            (193)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (9,855)       (9,022)       (5,924)       (1,435)       (1,182)         (918)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................        3,087       (15,061)        5,007         8,184         5,778       (12,874)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................       12,378        28,489        20,563         8,344         7,564       (13,226)
Contract Owners' Equity Beginning
  of Period ...................................      164,139       135,650       115,087        26,438        18,874        32,100
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $  176,517       164,139       135,650        34,782        26,438        18,874
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        4,055         4,485         4,286         1,306           972         1,759
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................          715           493           931           550           496           298
  Units redeemed ..............................         (637)         (923)         (732)         (197)         (162)       (1,085)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        4,133         4,055         4,485         1,659         1,306           972
                                                  ==========    ==========    ==========    ==========    ==========    ==========





                                                                     StIntStk2
                                                     --------------------------------------
                                                        2000          1999           1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................            (384)         (176)       (1,171)
  Realized gain (loss) on investments .........          34,099        (1,513)         (312)
  Change in unrealized gain (loss)
    on investments ............................         (45,895)       37,384          (546)
  Reinvested capital gains ....................            --            --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............         (12,180)       35,695        (2,029)
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           3,825         1,572         3,584
  Transfers between funds .....................           4,070        59,883          --
  Surrenders ..................................         (74,210)         --            (344)
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (3,032)       (6,007)         --
  Deductions for surrender charges
    (note 2d) .................................          (2,946)         --             (40)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................          (1,756)         (955)         (601)
                                                     ----------    ----------    ----------
      Net equity transactions .................         (74,049)       54,493         2,599
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................         (86,229)       90,188           570
Contract Owners' Equity Beginning
  of Period ...................................         102,614        12,426        11,856
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          16,385       102,614        12,426
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           6,083         1,368         1,233
                                                     ----------    ----------    ----------
  Units purchased .............................             377         5,470           261
  Units redeemed ..............................          (4,841)         (755)         (126)
                                                     ----------    ----------    ----------
  Ending units ................................           1,619         6,083         1,368
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 MSUEmMkt                                MSUUSRealE
                                                  --------------------------------------   --------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $       29            84          --          1,685         1,181          (128)
  Realized gain (loss) on investments .........        1,233          --            --          1,883        (3,047)       (1,214)
  Change in unrealized gain (loss)
    on investments ............................          (46)            9          --          1,347         1,207        (3,184)
  Reinvested capital gains ....................         --            --            --            212          --             378
                                                  ----------    ----------    ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        1,216            93          --          5,127          (659)       (4,148)
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................          125            75          --          2,527         3,249         3,108
  Transfers between funds .....................         (967)          576          --         24,231        (8,997)        8,994
  Surrenders ..................................         --            --            --           --             (45)       (2,261)
  Death benefits (note 4) .....................         --            --            --           --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................         --            --            --         (1,258)         (283)       (4,523)
  Deductions for surrender charges
    (note 2d) .................................         --            --            --           --              (3)         (266)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (219)          (27)         --         (1,156)       (1,059)       (1,008)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
      Net equity transactions .................       (1,061)          624          --         24,344        (7,138)        4,044
                                                  ----------    ----------    ----------   ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          155           717          --         29,471        (7,797)         (104)
Contract Owners' Equity Beginning
  of Period ...................................          717          --            --         13,058        20,855        20,959
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $      872           717          --         42,529        13,058        20,855
                                                  ==========    ==========    ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................           80          --            --            857         1,312         1,156
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Units purchased .............................           31            83          --          1,508           220           758
  Units redeemed ..............................          (23)           (3)         --           (168)         (675)         (602)
                                                  ----------    ----------    ----------   ----------    ----------    ----------
  Ending units ................................           88            80          --          2,197           857         1,312
                                                  ==========    ==========    ==========   ==========    ==========    ==========



                                                                      VEWwBd
                                                     --------------------------------------
                                                        2000          1999           1998
                                                     ----------    ----------    ----------
Investment Activity:
  Net investment income .......................              66            54           (16)
  Realized gain (loss) on investments .........             (11)           (1)            1
  Change in unrealized gain (loss)
    on investments ............................             (35)         (236)          184
  Reinvested capital gains ....................            --              30          --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............              20          (153)          169
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................             395           371           204
  Transfers between funds .....................            --            --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            --            --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (298)         (314)         (199)
                                                     ----------    ----------    ----------
      Net equity transactions .................              97            57             5
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................             117           (96)          174
Contract Owners' Equity Beginning
  of Period ...................................           1,680         1,776         1,602
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................           1,797         1,680         1,776
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................             120           116           117
                                                     ----------    ----------    ----------
  Units purchased .............................              29            26            20
  Units redeemed ..............................             (22)          (22)          (21)
                                                     ----------    ----------    ----------
  Ending units ................................             127           120           116
                                                     ==========    ==========    ==========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                 VEWwEmgMkt                                VEWwHrdAst
                                                  --------------------------------------   --------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                  ----------    ----------    ----------   ----------    ----------    ----------
Investment Activity:
  Net investment income .......................   $     (315)          (68)           25           (32)           39           (89)
  Realized gain (loss) on investments .........        2,893          (810)       (1,281)        1,987        (2,213)         (876)
  Change in unrealized gain (loss)
    on investments ............................      (29,019)        9,694        (1,171)        1,001         3,275        (3,152)
  Reinvested capital gains ....................         --            --              43          --            --           1,261
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (26,441)        8,816        (2,384)        2,956         1,101        (2,856)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................        4,769           863           218         1,099         1,211         1,314
  Transfers between funds .....................       30,577        12,547            (1)       (3,549)         (696)       (6,736)
  Surrenders ..................................         (507)         --            (248)          (55)         --            (232)
  Death benefits (note 4) .....................       (1,453)         --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................          (15)         (188)          537          (253)         (612)       (1,534)
  Deductions for surrender charges
    (note 2d) .................................          (20)         --             (29)           (2)         --             (27)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (2,559)         (349)       (2,697)       (1,169)         (788)         (579)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................       30,792        12,873        (2,220)       (3,929)         (885)       (7,794)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................        4,351        21,689        (4,604)         (973)          216       (10,650)
Contract Owners' Equity Beginning
  of Period ...................................       25,853         4,164         8,768         5,688         5,472        16,122
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................   $   30,204        25,853         4,164         4,715         5,688         5,472
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        2,253           721           992           388           448           904
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................        2,846         1,788           138            82           104           130
  Units redeemed ..............................         (535)         (256)         (409)         (179)         (164)         (586)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................        4,564         2,253           721           291           388           448
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                   WPTGloPVC
                                                    --------------------------------------
                                                       2000          1999           1998
                                                    ----------    ----------    ----------
Investment Activity:
  Net investment income .......................            (101)           (9)           (5)
  Realized gain (loss) on investments .........             144             7          --
  Change in unrealized gain (loss)
    on investments ............................          (7,659)          652            96
  Reinvested capital gains ....................           2,128          --            --
                                                     ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............          (5,488)          650            91
                                                     ----------    ----------    ----------

Equity Transactions:
  Purchase payments received from
    contract owners ...........................           2,127           114           908
  Transfers between funds .....................          19,010          --            --
  Surrenders ..................................            --            --            --
  Death benefits (note 4) .....................            --            --            --
  Policy loans (net of repayments)
    (note 5) ..................................            --            --            --
  Deductions for surrender charges
    (note 2d) .................................            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................            (704)          (38)          (21)
                                                     ----------    ----------    ----------
      Net equity transactions .................          20,433            76           887
                                                     ----------    ----------    ----------

Net Change in Contract
  Owners' Equity ..............................          14,945           726           978
Contract Owners' Equity Beginning
  of Period ...................................           1,704           978          --
                                                     ----------    ----------    ----------
Contract Owners' Equity End
  of Period ...................................          16,649         1,704           978
                                                     ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................              87            81          --
                                                     ----------    ----------    ----------
  Units purchased .............................           1,007             9            84
  Units redeemed ..............................             (37)           (3)           (3)
                                                     ----------    ----------    ----------
  Ending units ................................           1,057            87            81
                                                     ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               WPTIntEq                             WPTSmCoGr
                                            -------------------------------------------  -----------------------------------------
                                                2000            1999          1998           2000           1999           1998
                                            -------------  ------------  --------------  ------------   -----------   ------------
Investment Activity:
  Net investment income...............      $        (159)          124             (13)       (1,167)         (227)          (249)
  Realized gain (loss) on investments               2,321          (143)           (539)       13,404         1,742          4,773
  Change in unrealized gain (loss)
    on investments....................            (20,240)       12,211           1,522       (84,285)       14,260         (5,217)
  Reinvested capital gains............              4,418             -               -        24,133         1,415              -
                                            -------------  ------------  --------------  ------------   -----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......            (13,660)       12,192             970       (47,915)       17,190           (693)
                                            -------------  ------------  --------------  ------------   -----------   ------------

Equity Transactions:
  Purchase payments received from
    contract owners...................              6,750         7,449           7,022        11,600         3,779          4,229
  Transfers between funds.............              9,921         4,634          (4,285)      141,447        (1,711)       (15,770)
  Surrenders..........................               (571)            -               -        (1,136)         (795)          (279)
  Death benefits (note 4).............                  -             -               -             -             -              -
  Policy loans (net of repayments)
    (note 5)..........................             (4,504)       (9,355)            (94)      (38,951)       (2,822)          (262)
  Deductions for surrender charges
    (note 2d).........................                (23)            -               -           (45)          (46)           (33)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................             (2,920)       (1,884)         (1,109)       (8,933)       (2,610)        (2,146)
                                            -------------  ------------  --------------  ------------   -----------   ------------
      Net equity transactions.........              8,653           844           1,534       103,982        (4,205)       (14,261)
                                            -------------  ------------  --------------  ------------   -----------   ------------

Net Change in Contract
  Owners' Equity......................             (5,007)       13,036           2,504        56,067        12,985        (14,954)
Contract Owners' Equity Beginning
  of Period...........................             39,623        26,587          24,083        52,358        39,373         54,327
                                            -------------  ------------  --------------  ------------   -----------   ------------
Contract Owners' Equity End
  of Period...........................      $      34,616        39,623          26,587       108,425        52,358         39,373
                                            =============  ============  ==============  ============   ===========   ============

CHANGES IN UNITS:
  Beginning units.....................              2,203         2,250           2,130         2,005         2,529          3,363
                                            -------------  ------------  --------------  ------------   -----------   ------------
  Units purchased.....................              1,023           932             711         5,245           259            420
  Units redeemed......................               (608)         (979)           (591)       (2,139)         (783)        (1,254)
                                            -------------  ------------  --------------  ------------   -----------   ------------
  Ending units........................              2,618         2,203           2,250         5,111         2,005          2,529
                                            =============  ============  ==============  ============   ===========   ============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American
            Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
            Fidelity VIP - Growth Portfolio (FidVGr)
            Fidelity VIP - High Income Portfolio (FidVHiIn)
            Fidelity VIP - Overseas Portfolio (FidVOvSe)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMMkt)
            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRtn)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdVA)
            Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
            Oppenheimer Global Securities Fund/VA (OppGlSecVA)
            Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

         Strong Opportunity Fund II, Inc. (StOpp2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolio of the Universal Institutional Funds, Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
              (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
              (formerly Morgan Stanley - U.S. Real Estate Portfolio)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWwBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPTGloPVC)
            Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.




                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                                    UNIT         CONTRACT                   TOTAL
                                                                    UNITS       FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                                 -----------    -----------   --------------   ---------  ---------
      American Century VP -
       American Century VP Balanced ............................     18,681      $20.372425      $   380,577      0.74%    (3.42)%
      American Century VP -
       American Century VP Capital Appreciation ................      7,836       25.207415          197,525      1.12%      8.17%
      American Century VP -
       American Century VP Income and Growth ...................      4,738       11.277817           53,434      0.82%   (11.32)%
      American Century VP -
       American Century VP International .......................      4,243       22.139513           93,938      0.98%   (17.49)%
      American Century VP -
       American Century VP Value ...............................        714       15.208380           10,859      0.72%     17.21%
      The Dreyfus Socially Responsible
       Growth Fund, Inc. .......................................      9,490       32.259560          306,143      1.04%   (11.74)%
      Dreyfus Stock Index Fund .................................     20,846       30.248565          630,562      0.89%   (10.00)%
      Dreyfus VIF - Appreciation Portfolio .....................      3,505       14.382034           50,409      0.51%    (1.44)%
      Dreyfus VIF - Growth and Income Portfolio ................      1,094       14.137245           15,466      0.92%    (4.54)%
      Fidelity VIP - Equity-Income Portfolio ...................     10,090       40.214814          405,767      0.75%      7.56%
      Fidelity VIP - Growth Portfolio ..........................     30,430       49.366480        1,502,222      0.94%   (11.69)%
      Fidelity VIP - High Income Portfolio .....................      2,747       21.565326           59,240      0.77%   (23.09)%
      Fidelity VIP - Overseas Portfolio ........................      2,074       21.539183           44,672      0.99%   (19.75)%
      Fidelity VIP-II - Asset Manager Portfolio ................      3,341       26.071970           87,106      0.81%    (4.69)%
      Fidelity VIP-II - Contrafund Portfolio ...................     31,245       24.218904          756,720      0.86%    (7.36)%
      Fidelity VIP-III - Growth Opportunities Portfolio ........      1,487       11.528985           17,144      0.95%   (17.72)%
      Nationwide SAT - Capital Appreciation Fund ...............    209,596       23.877962        5,004,725      0.84%   (27.12)%
      Nationwide SAT - Government Bond Fund ....................     84,317       19.556523        1,648,947      0.77%     11.65%
      Nationwide SAT - Money Market Fund .......................     44,405       14.571330          647,040      0.77%      5.18%
      Nationwide SAT - Small Cap Value Fund ....................      6,867       11.972833           82,217      0.79%     10.32%
      Nationwide SAT - Small Company Fund ......................      9,383       25.056031          235,101      0.99%      8.03%
      Nationwide SAT - Total Return Fund .......................    447,240       34.069071       15,237,051      0.79%    (2.90)%
      Neuberger & Berman AMT - Balanced Portfolio ..............     55,909       24.837871        1,388,661      0.88%    (5.31)%
      Neuberger & Berman AMT - Growth Portfolio ................      8,236       33.145055          272,983      1.26%   (12.36)%
      Neuberger & Berman AMT - Guardian Portfolio ..............      1,182       10.654639           12,594      1.42%      0.33%
      Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio .........................        209       15.848178            3,312      0.95%      5.94%
      Neuberger & Berman AMT - Partners Portfolio ..............      4,486       25.022294          112,250      0.75%    (0.10)%
      Oppenheimer Bond Fund / VA ...............................        563       18.615856           10,481      0.58%      5.26%
      Oppenheimer Capital Appreciation Fund / VA ...............     18,201       17.884539          325,516      1.06%    (1.02)%

                                                                              UNIT         CONTRACT                   TOTAL
                                                                 UNITS     FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                              -----------  -----------   --------------   ---------  ---------

      Oppenheimer Global Securities Fund / VA ...............     7,110    30.393395            216,097    0.83%      4.26%
      Oppenheimer Multiple Strategies Fund / VA .............     1,909    26.579650             50,741    0.58%      5.59%
      Strong Opportunity Fund II, Inc. ......................     4,133    42.709091            176,517    0.81%      5.51%
      Strong VIF - Strong Discovery Fund II .................     1,659    20.965624             34,782    0.82%      3.57%
      Strong VIF - Strong International Stock Fund II .......     1,619    10.120684             16,385    0.65%   (40.00)%
      The Universal Institutional Funds, Inc -
       Emerging Markets Debt Portfolio
       (formerly Van Kampen LIT - Morgan Stanley -
       Emerging Markets Debt Portfolio) .....................        88     9.909218                872    0.88%     10.50%
      The Universal Institutional Funds, Inc. -
       U.S. Real Estate Portfolio
       (formerly Morgan Stanley -
       U.S. Real Estate Portfolio) ..........................     2,197    19.357784             42,529    0.78%***   14.61%***
      Van Eck WIT - Worldwide Bond Fund .....................       127    14.152095              1,797    0.81%      1.06%
      Van Eck WIT -
       Worldwide Emerging Markets Fund ......................     4,564     6.617911             30,204    1.12%   (42.33)%
      Van Eck - Worldwide Hard Assets Fund ..................       291    16.202633              4,715    1.83%     10.52%
      Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio ................     1,057    15.751152             16,649    1.10%   (19.58)%
      Warburg Pincus Trust -
       International Equity Portfolio .......................     2,618    13.222451             34,616    0.92%   (26.48)%
      Warburg Pincus Trust -
       Small Company Growth Portfolio .......................     5,111    21.214019            108,425    1.45%   (18.76)%
                                                                  =====    =========            -------
                                                                                          $  30,326,991
                                                                                          =============


    The following is a summary for 1999:
      American Century VP -
       American Century VP Advantage ........................         22,653   $21.052310 $     476,898    0.78%     13.85%
      American Century VP -
       American Century VP Balanced .........................            974    21.094348        20,546    0.77%      9.18%
      American Century VP -
       American Century VP Capital Appreciation .............          3,518    23.303640        81,982    0.67%     63.21%
      American Century VP -
       American Century VP Income and Growth ................          1,877    12.717991        23,872    0.84%     17.08%
      American Century VP -
       American Century VP International ....................          1,038    26.831062        27,851    0.68%     62.74%
      American Century VP -
       American Century VP Value ............................            590    12.975752         7,656    0.82%    (1.64)%
      The Dreyfus Socially Responsible
       Growth Fund, Inc. ....................................          4,918    36.549891       179,752    0.69%     29.04%
      Dreyfus Stock Index Fund ..............................         20,349    33.609618       683,922    0.78%     19.64%
      Dreyfus VIF - Appreciation Portfolio ..................         17,060    14.591996       248,939    0.81%     10.57%
      Dreyfus VIF - Growth and Income Portfolio .............            763    14.810164        11,300    0.77%     15.95%
      Fidelity VIP - Equity-Income Portfolio ................         10,575    37.388084       395,379    0.80%      5.48%
      Fidelity VIP - Growth Portfolio .......................         20,570    55.899014     1,149,843    0.75%     36.34%
      Fidelity VIP - High Income Portfolio ..................          3,951    28.039263       110,783    0.60%      7.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                  UNIT           CONTRACT                   TOTAL
                                                                    UNITS       FAIR VALUE   OWNERS' EQUITY    EXPENSES*   RETURN**
                                                                 -----------   -----------   --------------    ---------  ---------
       Fidelity VIP - Overseas Portfolio ................              1,611    26.840170          43,240         0.61%    41.49%
       Fidelity VIP-II - Asset Manager Portfolio ........              3,448    27.355020          94,320         0.85%    10.21%
       Fidelity VIP-II - Contrafund Portfolio ...........             25,860    26.143948         676,082         0.79%    23.26%
       Fidelity VIP-III - Growth Opportunities Portfolio                 920    14.012663          12,892         0.80%     3.44%
       Morgan Stanley - U.S. Real Estate Portfolio ......                857    15.237208          13,058         0.80%    (4.14)%
       Nationwide SAT - Capital Appreciation Fund .......            237,180    32.761545       7,770,383         0.81%     3.45%
       Nationwide SAT - Government Bond Fund ............             97,069    17.516435       1,700,303         0.79%    (3.13)%
       Nationwide SAT - Money Market Fund ...............             38,841    13.853330         538,077         0.33%     4.01%
       Nationwide SAT - Small Cap Value Fund ............              3,128    10.852975          33,948         0.36%    26.82%
       Nationwide SAT - Small Company Fund ..............              3,052    23.192622          70,784         0.52%    42.87%
       Nationwide SAT - Total Return Fund ...............            533,407    35.085217      18,714,700         0.81%     6.09%
       Neuberger & Berman AMT - Balanced Portfolio ......             65,636    26.229633       1,721,608         0.71%    32.50%
       Neuberger & Berman AMT - Growth Portfolio ........              2,782    37.818375         105,211         0.61%    49.20%
       Neuberger & Berman AMT - Guardian Portfolio ......                123    10.619652           1,306         0.88%    14.02%
       Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio .................                271    14.959827           4,054         0.41%     0.67%
       Neuberger & Berman AMT - Partners Portfolio ......              5,137    25.046437         128,664         0.86%     6.51%
       Oppenheimer Bond Fund / VA .......................                263    17.686402           4,652         1.01%    (2.30)%
       Oppenheimer Capital Appreciation Fund / VA .......              4,757    18.069110          85,955         0.40%    40.53%
       Oppenheimer Global Securities Fund / VA ..........              6,515    29.152831         189,931         0.52%    57.22%
       Oppenheimer Multiple Strategies Fund / VA ........                433    25.171538          10,899         0.79%    10.91%
       Strong Opportunity Fund II, Inc. .................              4,055    40.478200         164,139         0.79%    33.83%
       Strong VIF - Strong Discovery Fund II ............              1,306    20.243703          26,438         0.77%     4.25%
       Strong VIF - Strong International Stock Fund II ..              6,083    16.868902         102,614         0.36%    85.71%
       Van Eck WIT - Worldwide Bond Fund ................                120    14.003753           1,680         0.81%    (8.56)%
       Van Eck WIT -
        Worldwide Emerging Markets Fund .................              2,253    11.474995          25,853         0.45%    98.69%
       Van Eck - Worldwide Hard Assets Fund .............                388    14.660557           5,688         0.79%    20.04%
       Van Kampen LIT - Morgan Stanley -
        Emerging Markets Debt Portfolio .................                 80     8.967304             717         0.84%    28.35%
       Warburg Pincus Trust -
        Global Post-Venture Capital Portfolio ...........                 87    19.586645           1,704         0.67%    62.20%
       Warburg Pincus Trust -
        International Equity Portfolio ..................              2,203    17.985801          39,623         0.58%    52.21%
       Warburg Pincus Trust -
        Small Company Growth Portfolio ..................              2,005    26.113570          52,358         0.49%    67.73%
                                                                ============   ==========   -------------
                                                                                            $  35,759,604
                                                                                            =============



                                                                                  UNIT          CONTRACT               TOTAL
                                                                   UNITS       FAIR VALUE   OWNERS' EQUITY EXPENSES*  RETURN**
                                                                  -------     -----------   -------------- ---------  ---------
    The following is a summary for 1998:
       American Century VP -
         American Century VP Advantage ........................    24,904      $18.492009   $   460,525      0.83%      16.26%
        American Century VP -
         American Century VP Advantage
         Initial Funding by Depositor .........................    25,000       19.938436       498,461      0.00%      17.19%
        American Century VP -
         American Century VP Balanced .........................       955       19.320541        18,451      0.76%      14.85%
        American Century VP -
         American Century VP Capital Appreciation .............     3,978       14.277913        56,798      0.60%      (2.94)%
        American Century VP -
         American Century VP Income and Growth ................       357       10.862660         3,878      0.62%***   12.86%***
        American Century VP -
         American Century VP International ....................     2,097       16.487231        34,574      0.62%      17.81%
        American Century VP -
         American Century VP Value ............................       496       13.192098         6,543      0.98%       3.98%
        The Dreyfus Socially Responsible
         Growth Fund, Inc. ....................................     2,470       28.323603        69,959      0.93%      28.35%
        Dreyfus Stock Index Fund ..............................    15,567       28.091438       437,299      0.71%      27.19%
        Dreyfus VIF - Appreciation Portfolio ..................    15,355       13.197284       202,644      0.48%      29.18%
        Dreyfus VIF - Growth and Income Portfolio .............       576       12.772496         7,357      0.85%      10.92%
        Fidelity VIP - Equity-Income Portfolio ................    11,782       35.444796       417,611      0.71%      10.74%
        Fidelity VIP - Growth Portfolio .......................    15,280       40.998916       626,463      0.71%      38.38%
        Fidelity VIP - High Income Portfolio ..................     2,138       26.133234        55,873      0.62%      (5.09)%
        Fidelity VIP - Overseas Portfolio .....................     1,151       18.969496        21,834      0.78%      11.85%
        Fidelity VIP-II - Asset Manager Portfolio .............     3,841       24.821550        95,340      0.76%      14.13%
        Fidelity VIP-II - Contrafund Portfolio ................    23,039       21.209617       488,648      0.61%      28.94%
        Fidelity VIP-III - Growth Opportunities Portfolio .....       596       13.546531         8,074      0.79%      23.62%
        Morgan Stanley - U.S. Real Estate Portfolio ...........     1,312       15.895654        20,855      0.79%     (12.33)%
        Nationwide SAT - Capital Appreciation Fund ............   252,268       31.669989     7,989,325      0.79%      28.93%
        Nationwide SAT - Government Bond Fund .................   109,393       18.081576     1,977,998      0.85%       8.04%
        Nationwide SAT - Money Market Fund ....................    24,405       13.319323       325,058      0.85%       4.43%
        Nationwide SAT - Small Company Fund ...................     2,608       16.233001        42,336      0.76%       0.20%
        Nationwide SAT - Total Return Fund ....................   574,062       33.070880    18,984,736      0.80%      17.13%
        Neuberger & Berman AMT - Balanced Portfolio ...........    72,841       19.795868     1,441,951      0.84%      11.28%
        Neuberger & Berman AMT - Growth Portfolio .............     2,465       25.347646        62,482      0.60%      14.61%
        Neuberger & Berman AMT - Guardian Portfolio ...........        55        9.314041           512      0.58%***  (10.23)%***
        Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio ......................       755       14.860392        11,220      1.00%       3.56%
        Neuberger & Berman AMT - Partners Portfolio ...........     5,490       23.514569       129,095      0.61%       3.38%
        Oppenheimer Bond Fund / VA ............................       621       18.103341        11,242      1.33%       5.95%
        Oppenheimer Capital Appreciation Fund / VA ............       744       12.857977         9,566      0.72%      23.01%
        Oppenheimer Global Securities Fund / VA ...............     3,715       18.542353        68,885      0.62%      13.20%
        Oppenheimer Multiple Strategies Fund / VA .............       394       22.696024         8,942      0.56%       5.80%


                                                                     (Continued)

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                    UNIT          CONTRACT               TOTAL
                                                                   UNITS         FAIR VALUE   OWNERS' EQUITY EXPENSES*  RETURN**
                                                                  -------       -----------   -------------- ---------  ---------
          Strong Opportunity Fund II, Inc. ..............         4,485       30.245312       135,650         0.69%      12.64%
          Strong VIF - Strong Discovery Fund II .........           972       19.418031        18,874         0.75%       6.41%
          Strong VIF - Strong International Stock Fund II         1,368        9.083353        12,426         1.65%     (5.54)%
          Van Eck WIT - Worldwide Bond Fund .............           116       15.314274         1,776         1.84%      11.86%
          Van Eck WIT -
           Worldwide Emerging Markets Fund ..............           721        5.775322         4,164         0.36%    (34.66)%
          Van Eck - Worldwide Hard Assets Fund ..........           448       12.213207         5,472         1.30%    (31.52)%
          Warburg Pincus Trust -
           Global Post-Venture Capital Portfolio ........            81       12.075838           978         1.02%       5.66%
          Warburg Pincus Trust -
           International Equity Portfolio ...............         2,250       11.816371        26,587         0.67%       4.51%
          Warburg Pincus Trust -
           Small Company Growth Portfolio ...............         2,529       15.568525        39,373         0.53%     (3.63)%
                                                             ==========    ============        ======
                                                                                         $ 34,839,835
                                                                                         ============


        The following is a summary for 1997:
           American Century VP -
            American Century VP Advantage ...............        27,087   $   15.906088  $     430,848        0.81%       11.93%
           American Century VP -
            American Century VP Advantage
            Initial Funding by Depositor ................        25,000       17.013707        425,343        0.00%       12.83%
           American Century VP -
            American Century VP Balanced ................         1,192       16.822481         20,052        0.73%       14.88%
           American Century VP -
            American Century VP Capital Appreciation ....         4,670       14.709822         68,695        0.43%      (4.03)%
           American Century VP -
            American Century VP International ...........         1,983       13.994328         27,751        0.21%       17.69%
           The Dreyfus Socially Responsible
            Growth Fund, Inc. ...........................         1,942       22.067304         42,855        0.24%       27.41%
           Dreyfus Stock Index Fund .....................        14,960       22.086039        330,407        0.65%       31.90%
           Dreyfus VIF - Appreciation Portfolio .........         1,021       10.216196         10,431        1.00%***     4.62%***
           Dreyfus VIF - Growth and Income Portfolio ....            73       11.514756            841        0.50%       15.29%
           Fidelity VIP - Equity-Income Portfolio .......        15,527       32.007773        496,985        0.75%       27.09%
           Fidelity VIP - Growth Portfolio ..............        14,055       29.627929        416,421        0.80%       22.50%
           Fidelity VIP - High Income Portfolio .........         2,126       27.535006         58,539        0.74%       16.73%
           Fidelity VIP - Overseas Portfolio ............         1,025       16.959418         17,383        0.33%       10.67%
           Fidelity VIP-II - Asset Manager Portfolio ....         5,568       21.747656        121,091        0.37%       19.69%
           Fidelity VIP-II - Contrafund Portfolio .......        21,431       16.448700        352,512        0.68%       23.15%
           Nationwide SAT - Capital Appreciation Fund ...       252,861       24.563746      6,211,213        0.84%       33.42%
           Nationwide SAT - Government Bond Fund ........        97,797       16.735906      1,636,721        0.79%        8.79%
           Nationwide SAT - Money Market Fund ...........        27,608       12.754301        352,121        0.57%        4.42%
           Nationwide SAT - Small Company Fund ..........         3,751       16.199871         60,766        0.41%       16.41%
           Nationwide SAT - Total Return Fund ...........       576,775       28.233403     16,284,321        0.84%       28.40%



                                                                               UNIT             CONTRACT                  TOTAL
                                                            UNITS           FAIR VALUE      OWNERS' EQUITY   EXPENSES*    RETURN**
                                                           -------         -----------      --------------   ---------    ---------
     Neuberger & Berman AMT - Balanced Portfolio ...       78,124            17.788645         1,389,720        0.80%      18.50%
     Neuberger & Berman AMT - Growth Portfolio .....        2,617            22.117203            57,881        0.50%      27.98%
     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio ..............          698            14.349688            10,016        0.49%       5.89%
     Neuberger & Berman AMT - Partners Portfolio ...        5,889            22.746051           133,951        0.39%      30.21%
     Oppenheimer Bond Fund / VA ....................          239            17.086434             4,084        0.12%       8.38%
     Oppenheimer Capital Appreciation Fund / VA ....           48            10.452595               502        0.85%***    9.67%***
     Oppenheimer Global Securities Fund / VA .......        3,451            16.380762            56,530        0.35%      21.45%
     Oppenheimer Multiple Strategies Fund / VA .....          360            21.450954             7,722        0.48%      16.29%
     Strong Opportunity Fund II, Inc. ..............        4,286            26.851737           115,087        0.55%      24.46%
     Strong VIF - Strong Discovery Fund II .........        1,759            18.249145            32,100        0.28%      10.50%
     Strong VIF - Strong International Stock Fund II        1,233             9.615755            11,856        0.39%    (14.21)%
     Van Eck WIT - Worldwide Bond Fund .............          117            13.690999             1,602        0.56%       1.57%
     Van Eck WIT -
      Worldwide Emerging Markets Fund ..............          992             8.838307             8,768        0.42%    (12.31)%
     Van Eck - Worldwide Hard Assets Fund ..........          904            17.834480            16,122        0.39%     (2.46)%
     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio .............        1,156            18.130321            20,959        0.34%      20.51%
     Warburg Pincus Trust -
      International Equity Portfolio ...............        2,130            11.306660            24,083        0.32%     (3.04)%
     Warburg Pincus Trust -
      Small Company Growth Portfolio ...............        3,363            16.154327            54,327        0.39%      14.73%
                                                       ==========          ===========   ---------------        ====       =====
                                                                                          $   29,310,606
                                                                                         ===============

  The following is a summary at December 31, 1996:
     American Century VP -
      American Century VP Advantage ................       30,540        $   14.210999   $       434,004        0.64%       8.37%
     American Century VP -
      American Century VP Advantage
      Initial Funding by Depositor .................       25,000            15.079515           376,988        0.00%       9.25%
     American Century VP -
      American Century VP Balanced .................          879            14.642920            12,871        1.11%      11.31%
     American Century VP -
      American Century VP Capital Appreciation .....        3,507            15.327392            53,753        0.33%     (5.09)%
     American Century VP -
      American Century VP International ............        2,090            11.890858            24,852        0.38%      13.49%
     The Dreyfus Socially Responsible
      Growth Fund, Inc. ............................        1,769            17.319589            30,638        0.51%      20.26%
     Dreyfus Stock Index Fund ......................       11,799            16.744674           197,570        0.76%      21.56%
     Fidelity VIP - Equity-Income Portfolio ........        9,508            25.185570           239,464        0.34%      13.37%
     Fidelity VIP - Growth Portfolio ...............       12,891            24.186560           311,789        0.60%      13.79%
     Fidelity VIP - High Income Portfolio ..........        1,607            23.588786            37,907        0.47%      13.12%
     Fidelity VIP - Overseas Portfolio .............        1,301            15.324813            19,938        0.95%      12.31%
     Fidelity VIP-II - Asset Manager Portfolio .....        5,640            18.169993           102,479        0.77%      13.69%
     Fidelity VIP-II - Contrafund Portfolio ........        8,785            13.356323           117,335        0.51%      20.34%

                                                                     (Continued)

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                              UNIT            CONTRACT                     TOTAL
                                                               UNITS      FAIR VALUE     OWNERS' EQUITY        EXPENSES*  RETURN**
                                                              -------     -----------    --------------       ---------   ---------
       Nationwide SAT - Capital Appreciation Fund ......      244,631      18.410667          4,503,820          0.78%      25.13%
       Nationwide SAT - Government Bond Fund ...........       96,709      15.383251          1,487,699          0.76%       2.66%
       Nationwide SAT - Money Market Fund ..............       32,529      12.214743            397,333          0.70%       4.27%
       Nationwide SAT - Small Company Fund .............        2,876      13.915643             40,021          0.80%      21.85%
       Nationwide SAT - Total Return Fund ..............      580,335      21.988773         12,760,855          0.79%      20.87%
       Neuberger & Berman AMT - Balanced Portfolio .....       80,273      15.011230          1,204,996          0.78%       6.03%
       Neuberger & Berman AMT - Growth Portfolio .......        3,508      17.282005             60,625          1.07%       8.27%
       Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio ................          819      13.551318             11,099          0.87%       3.47%
       Neuberger & Berman AMT - Partners Portfolio .....        3,122      17.469360             54,539          0.37%      28.53%
       Oppenheimer Bond Fund / VA ......................          505      15.764821              7,961          0.93%       3.96%
       Oppenheimer Global Securities Fund / VA .........        1,704      13.457220             22,931          0.63%      16.59%
       Oppenheimer Multiple Strategies Fund / VA .......          229      18.446363              4,224          0.22%      14.57%
       Strong Opportunity Fund II, Inc. ................        2,742      21.575419             59,160          0.72%      17.20%
       Strong VIF - Strong Discovery Fund II ...........          952      16.514861             15,722          0.64%       0.00%
       Strong VIF - Strong International Stock Fund II .        1,185      11.208230             13,282          0.62%       9.50%
       Van Eck WIT - Worldwide Bond Fund ...............          126      13.479157              1,698          0.81%       1.70%
       Van Eck - Worldwide Hard Assets Fund ............        1,062      18.284590             19,418          0.38%      17.12%
       Van Kampen Lit - Morgan Stanley
        Real Estate Securities Portfolio ...............          306      15.045195              4,604          0.72%      39.41%
       Warburg Pincus Trust -
        International Equity Portfolio .................        1,670      11.660648             19,473          0.35%       9.10%
       Warburg Pincus Trust -
        Small Company Growth Portfolio .................        3,809      14.080553             53,633          0.11%      13.00%
                                                             ========    ===========     ==============
                                                                                         $   22,702,681
                                                                                         ==============












* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

***Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                         PART I - FINANCIAL INFORMATION

ITEM 1         UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)



                        Consolidated Statements of Income
                                   (Unaudited)
                                  (in millions)

                                                                         THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                           SEPTEMBER 30,                 SEPTEMBER 30,
                                                                     ---------------------------------------------------------
                                                                         2001          2000            2001          2000
==============================================================================================================================

REVENUES
  Policy charges                                                     $    243.9    $    284.8      $    768.0    $    823.5
  Life insurance premiums                                                  59.4          51.7           189.8         180.7
  Net investment income                                                   435.0         412.6         1,286.8       1,229.6
  Net realized gains (losses) on investments, hedging instruments
     and hedged items                                                      36.7          (2.1)           34.9         (15.9)
  Other                                                                     3.3           3.6            12.4          12.8
------------------------------------------------------------------------------------------------------------------------------
                                                                          778.3         750.6         2,291.9       2,230.7
------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
  Interest credited to policyholder account balances                      314.8         292.4           923.9         876.9
  Other benefits and claims                                                66.8          56.2           209.0         185.2
  Policyholder dividends on participating policies                          9.5           8.3            31.1          31.8
  Amortization of deferred policy acquisition costs                        85.2          91.6           265.2         263.7
  Interest expense on short-term borrowings                                 0.8           -               4.7           -
  Other operating expenses                                                109.8         125.2           327.3         365.7
------------------------------------------------------------------------------------------------------------------------------
                                                                          586.9         573.7         1,761.2       1,723.3
------------------------------------------------------------------------------------------------------------------------------

  Income before federal income tax expense and cumulative effect
   of adoption of accounting principles                                   191.4         176.9           530.7         507.4
Federal income tax expense                                                 52.8          50.9           141.9         157.2
------------------------------------------------------------------------------------------------------------------------------
  Income before cumulative effect of adoption of accounting
   principles                                                             138.6         126.0           388.8         350.2
Cumulative effect of adoption of accounting principles, net of tax          -             -              (7.1)          -
------------------------------------------------------------------------------------------------------------------------------
  Net income                                                         $    138.6    $    126.0      $    381.7    $    350.2
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets
                     (in millions, except per share amounts)

                                                                                           (UNAUDITED)
                                                                                          SEPTEMBER 30,       DECEMBER 31,
                                                                                               2001               2000
==============================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $16,964.3 in 2001; $15,245.8 in 2000)             $      17,573.4     $      15,443.0
      Equity securities (cost $106.3 in 2001; $103.5 in 2000)                                      96.5               109.0
   Mortgage loans on real estate, net                                                           6,809.7             6,168.3
   Real estate, net                                                                               191.3               310.7
   Policy loans                                                                                   586.8               562.6
   Other long-term investments                                                                    117.9               101.8
   Short-term investments                                                                         771.2               442.6
------------------------------------------------------------------------------------------------------------------------------
                                                                                               26,146.8            23,138.0
------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                               24.9                18.4
Accrued investment income                                                                         308.0               251.4
Deferred policy acquisition costs                                                               3,035.1             2,865.6
Other assets                                                                                      753.1               396.7
Assets held in separate accounts                                                               54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                       $      24,764.0     $      22,183.6
Short-term borrowings                                                                              25.0               118.7
Other liabilities                                                                               1,743.5             1,164.9
Liabilities related to separate accounts                                                       54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                               81,059.1            89,364.4
------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Capital shares, $1 par value.  Authorized 5.0 million shares, issued and
    outstanding 3.8 million shares                                                                  3.8                 3.8
  Additional paid-in capital                                                                      646.1               646.1
  Retained earnings                                                                             2,783.0             2,436.3
  Accumulated other comprehensive income                                                          302.5               116.7
------------------------------------------------------------------------------------------------------------------------------
                                                                                                3,735.4             3,202.9
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                 ACCUMULATED
                                                                 ADDITIONAL                         OTHER             TOTAL
                                                     COMMON       PAID-IN        RETAINED       COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK       CAPITAL        EARNINGS       INCOME (LOSS)         EQUITY
==================================================================================================================================

Balance as of January 1, 2000                      $     3.8    $    766.1    $    2,011.0    $       (15.9)    $      2,765.0

Comprehensive income:
  Net income                                             -             -             350.2              -                350.2
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -               45.5               45.5
                                                                                                                 -----------------
Total comprehensive income                                                                                               395.7
Dividends to shareholder                                 -             -             (90.0)             -                (90.0)
----------------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2000                   $     3.8    $    766.1    $    2,271.2    $        29.6     $      3,070.7
==================================================================================================================================

BALANCE AS OF JANUARY 1, 2001                      $     3.8    $    646.1    $    2,436.3    $       116.7     $      3,202.9

Comprehensive income:
  Net income                                             -             -             381.7              -                381.7
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -              176.1              176.1
  Cumulative effect of adoption of accounting
     principles, net of tax                              -             -               -                5.9                5.9
  Accumulated net gains on cash flow hedges,
     net of tax                                          -             -               -                3.8                3.8
                                                                                                                 -----------------
Total comprehensive income                                                                                               567.5
Dividends to shareholder                                 -             -             (35.0)             -                (35.0)
----------------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2001                   $     3.8    $    646.1    $    2,783.0    $       302.5     $      3,735.4
==================================================================================================================================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                2001              2000
============================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                 $      381.7      $     350.2
Adjustments to reconcile net income to net cash provided by operating activities:
  Interest credited to policyholder account balances                                              923.9            876.9
  Capitalization of deferred policy acquisition costs                                            (556.9)          (586.8)
  Amortization of deferred policy acquisition costs                                               265.2            263.7
  Amortization and depreciation                                                                   (23.4)            (7.4)
  Realized (gains) losses on investments, hedging instruments and hedged items                    (34.9)            15.9
  Cumulative effect of adoption of accounting principles                                           10.9              -
  Increase in accrued investment income                                                           (56.6)            (9.2)
  Increase in other assets                                                                       (186.8)           (53.3)
  Increase in policy liabilities                                                                   21.1              0.5
  Increase in other liabilities                                                                   248.6            269.7
  Other, net                                                                                        2.4             27.4
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                                     995.2          1,147.6
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities available-for-sale                                         3,076.6          2,479.2
Proceeds from sale of securities available-for-sale                                               247.7            432.3
Proceeds from repayments of mortgage loans on real estate                                         639.8            609.4
Proceeds from sale of real estate                                                                 168.5              2.2
Proceeds from repayments of policy loans and sale of other invested assets                         57.3             17.2
Cost of securities available-for-sale acquired                                                 (4,958.7)        (2,345.8)
Cost of mortgage loans on real estate acquired                                                 (1,246.8)          (950.1)
Cost of real estate acquired                                                                       (0.3)            (6.1)
Short-term investments, net                                                                      (328.6)          (197.3)
Other, net                                                                                       (150.9)          (116.8)
----------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                      (2,495.4)           (75.8)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of short-term borrowings                                               (93.7)             -
Cash dividends paid                                                                               (35.0)          (140.0)
Increase in investment and universal life insurance product account balances                    4,517.3          3,609.4
Decrease in investment and universal life insurance product account balances                   (2,881.9)        (4,544.0)
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) financing activities                                         1,506.7         (1,074.6)
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                                     6.5             (2.8)

Cash, beginning of period                                                                          18.4              4.8
----------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                        $       24.9      $       2.0
============================================================================================================================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 2001


(1)      Basis of Presentation
         ---------------------

         The accompanying unaudited consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (NLIC or collectively, the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and
         Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2000 included in the Company's annual report on Form 10-K.

(2)      New Accounting Principles
         -------------------------

         In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001.

         SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

         As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

         The Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

         In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to accumulated other comprehensive income.

         In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

         SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

         SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. Companies will also be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle.

         The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

         In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(3)      Derivatives
         -----------

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments, thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         In conjunction with the Company's medium-term note programs, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable US dollar rate.

         For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor.

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable US dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable US dollar rate, generally 3-month libor.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         Non-Hedging Derivatives

         The Company may enter into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company may not be able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps may not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         Changes in the fair value of derivative instruments designated as fair value hedges, and the corresponding changes in the fair value of the hedged asset or liability, attributable to the risk being hedged, are included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

         During the three and nine months ended September 30, 2001, losses of $4.2 million and $3.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instrument's change in value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         Changes in the fair value of derivative instruments designated as cash flow hedges are reported in accumulated other comprehensive income
         (AOCI). Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. In the event that a derivative instrument was liquidated and the hedged item remained on the books, the gain or loss on the derivative would be reclassified out of AOCI over the life of the underlying asset. The Company is not anticipating any reclassifications out of AOCI over the next 12-month period.

         The ineffective portion of cash flow hedges is included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. For the three months ended September 30, 2001, the ineffective portion of cash flow hedges was less than $0.1 million. There were no gains or losses attributable to the portion of the derivative instruments' change in value excluded from the assessment of hedge effectiveness.

         Other Derivative Instruments, Including Embedded Derivatives

         Net realized gains and losses on investments, hedging instruments and hedged items for the three and nine months ended September 30, 2001 include a gain of $0.4 million and a loss of $1.4 million, respectively, related to other derivative instruments, including embedded derivatives. For the three and nine months ended September 30, 2001 a $50.6 million gain and a $14.2 million loss, respectively, were recorded on the change in value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $50.4 million and a gain of $12.6 million were recorded to reflect the change in spot rates during the three and nine months ended September 30, 2001 on these variable rate liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(4)      Comprehensive Income (Loss)
         ---------------------------

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net gains on cash flow hedges. The related before and after federal income tax amounts are as follows:

                                                                       THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                         SEPTEMBER 30,                  SEPTEMBER 30,
           -------------------------------------------------------------------------------------------------------------------
           (in millions)                                            2001            2000            2001            2000
           ===================================================================================================================

           Unrealized gains (losses) on securities
            available-for-sale arising during the period:
                Transition adjustment - EITF 99-20              $      -        $      -        $      3.5     $      -
                Gross                                                229.3           116.0           381.4            86.6
                Adjustment to deferred policy acquisition costs      (78.1)          (34.9)         (122.2)          (25.8)
                Related federal income tax expense                   (52.9)          (28.4)          (91.9)          (21.3)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                              98.3            52.7           170.8            39.5
           -------------------------------------------------------------------------------------------------------------------

           Reclassification adjustment for net losses (gains)
              on securities available-for-sale realized during
              the period:
                Gross                                                  6.4            (2.9)           11.7             9.2
                Related federal income tax (benefit) expense          (2.2)            1.0            (4.1)           (3.2)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                               4.2            (1.9)            7.6             6.0
           -------------------------------------------------------------------------------------------------------------------

           Other comprehensive income on securities
               available-for-sale                                    102.5            50.8           178.4            45.5
           -------------------------------------------------------------------------------------------------------------------

           Accumulated net gain on cash flow hedges:
                 Transition adjustment - FAS 133                       -               -               5.6             -
                 Gross                                                 5.0             -               5.8             -
                 Related federal income tax expense                   (1.8)            -              (4.0)            -
           -------------------------------------------------------------------------------------------------------------------
                      Other comprehensive income on cash
                         flow hedges                                   3.2             -               7.4             -
           -------------------------------------------------------------------------------------------------------------------

           Total Other Comprehensive Income                    $     105.7      $     50.8      $    185.8  $         45.5
           ===================================================================================================================

(5)      Segment Disclosures
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Individual Annuity, Institutional Products and Life Insurance.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the three months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2001
         Net investment income                 $     135.7    $      211.8    $       80.7    $        6.8   $      435.0
         Other operating revenue                     134.4            47.3           121.6             3.3          306.6
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               270.1           259.1           202.3            10.1          741.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         111.0           159.2            44.6             -            314.8
         Amortization of deferred policy
            acquisition costs                         53.0            10.4            21.8             -             85.2
         Interest expense on short-term
            borrowings                                 -               -               -               0.8            0.8
         Other benefits and expenses                  52.7            40.5            92.5             0.4          186.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           216.7           210.1           158.9             1.2          586.9
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     53.4            49.0            43.4             8.9          154.7
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              36.7           36.7
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles  $      53.4    $       49.0    $       43.4    $       45.6   $      191.4
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2000
         Net investment income                $      119.5    $      203.7    $       73.5    $       15.9   $      412.6
         Other operating revenue                     153.6            68.9           114.0             3.6          340.1
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               273.1           272.6           187.5            19.5          752.7
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                          98.8           153.6            40.0             -            292.4
         Amortization of deferred policy
            acquisition costs                         60.9            15.2            15.5             -             91.6
         Other benefits and expenses                  41.6            46.0            92.9             9.2          189.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           201.3           214.8           148.4             9.2          573.7
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     71.8            57.8            39.1            10.3          179.0
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -              (2.1)          (2.1)
         -------------------------------------------------------------------------------------------------------------------

         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles             $       71.8    $       57.8    $       39.1    $        8.2   $      176.9
         ===================================================================================================================

         --------------

         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the nine months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2001
         Net investment income                  $    387.3    $      635.3    $      241.7    $       22.5   $    1,286.8
         Other operating revenue                     422.8           158.6           376.7            12.1          970.2
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               810.1           793.9           618.4            34.6        2,257.0
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         316.4           476.0           131.5             -            923.9
         Amortization of deferred policy
            acquisition costs                        164.2            36.2            64.8             -            265.2
         Interest expense on short-term
            borrowings                                 -               -               -               4.7            4.7
         Other benefits and expenses                 152.4           123.3           286.2             5.5          567.4
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           633.0           635.5           482.5            10.2        1,761.2
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    177.1           158.4           135.9            24.4          495.8
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              34.9           34.9
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles   $    177.1    $      158.4    $      135.9    $       59.3   $      530.7
         ===================================================================================================================

         Assets as of period end                $ 39,944.9    $   33,120.7    $    8,548.1    $    3,180.8   $   84,794.5
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2000
         Net investment income                $      361.1    $      612.2    $      214.2    $       42.1   $    1,229.6
         Other operating revenue                     476.0           192.7           335.5            12.8        1,017.0
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               837.1           804.9           549.7            54.9        2,246.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         296.8           465.5           114.6             -            876.9
         Amortization of deferred policy
            acquisition costs                        175.1            39.2            49.4             -            263.7
         Other benefits and expenses                 150.6           127.4           276.8            27.9          582.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           622.5           632.1           440.8            27.9        1,723.3
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    214.6           172.8           108.9            27.0          523.3
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (15.9)         (15.9)
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles $      214.6    $      172.8    $      108.9    $       11.1   $      507.4
         ===================================================================================================================

         Assets as of period end              $   47,255.8    $   40,005.9    $    7,939.0    $    2,486.5   $   97,687.2
         ===================================================================================================================

         ----------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

(6)      Contingencies
         --------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

ITEM 2        MANAGEMENT'S NARRATIVE ANALYSIS OF THE RESULTS OF OPERATIONS

              INTRODUCTION

              The following analysis of unaudited consolidated results of operations of the Company should be read in conjunction with the unaudited consolidated financial statements and related notes included elsewhere herein.

              Management's discussion and analysis contains certain forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995 with respect to the results of operations and businesses of the Company. These forward-looking statements involve certain risks and uncertainties. Factors that may cause actual results to differ materially from those contemplated or projected, forecast, estimated or budgeted in such forward looking statements include, among others, the following possibilities: (i) the potential impact on the Company's reported net income that could result from the adoption of certain accounting standards issued by the Financial Accounting Standards Board; (ii) tax law changes impacting the tax treatment of life insurance and investment products; (iii) heightened competition, including specifically the intensification of price competition, the entry of new competitors and the development of new products by new and existing competitors; (iv) adverse state and federal legislation and regulation, including limitations on premium levels, increases in minimum capital and reserves, and other financial viability requirements; (v) failure to expand distribution channels in order to obtain new customers or failure to retain existing customers;
              (vi) inability to carry out marketing and sales plans, including, among others, development of new products and/or changes to certain existing products and acceptance of the new and/or revised products in the market; (vii) changes in interest rates and the capital markets causing a reduction of investment income and/or asset fees, reduction in the value of the Company's investment portfolio or a reduction in the demand for the Company's products;
              (viii) general economic and business conditions which are less favorable than expected; (ix) unanticipated changes in industry trends and ratings assigned by nationally recognized rating organizations; and (x) inaccuracies in assumptions regarding future persistency, mortality, morbidity and interest rates used in calculating reserve amounts.

              RESULTS OF OPERATIONS

              Revenues

              Total operating revenues, which exclude net realized gains and losses on investments, hedging instruments and hedged items for third quarter 2001 increased to $741.6 million compared to $752.7 million for the same period in 2000. For the first nine months of 2001 and 2000, total operating revenues were $2.26 billion and $2.25 billion, respectively.

              Policy charges include asset fees, which are primarily earned from separate account assets generated from sales of individual and group variable annuities and investment life insurance products; cost of insurance charges earned on universal life insurance products; administration fees, which include fees charged per contract on a variety of the Company's products and premium loads on universal life insurance products; and surrender fees, which are charged as a percentage of premiums withdrawn during a specified period of annuity and certain life insurance contracts. Policy charges for the comparable periods of 2001 and 2000 were as follows:

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Asset fees                                    $    149.7    $    185.6    $    466.6    $    541.5
                  Cost of insurance charges                           51.5          40.4         147.7         112.5
                  Administrative fees                                 26.4          35.7          98.8          99.6
                  Surrender fees                                      16.3          23.1          54.9          69.9
                  -----------------------------------------------------------------------------------------------------
                    Total policy charges                        $    243.9    $    284.8    $    768.0    $    823.5
                  =====================================================================================================

              The decline in asset fees reflects a decrease in total average separate account assets of $12.07 billion (18%) and $5.28 billion (8%) for the three and nine months ended September 30, 2001, respectively, compared to the same periods a year ago. Market depreciation on variable annuity and investment life insurance products, partially offset by net flows into these products, have resulted in the decrease in average separate account balances.

              Cost of insurance charges are assessed on the net amount at risk on universal life insurance policies. The net amount at risk is equal to a policy's death benefit minus the related policyholder account value. The amount charged is based on the insured's age and other underwriting factors. The increase in cost of insurance charges is due primarily to growth in the net amount at risk related to corporate and individual investment life insurance reflecting expanded distribution and increased acceptance by producers and consumers. The net amount at risk related to corporate and individual investment life insurance grew to $32.0 billion as of September 30, 2001 compared to $26.30 billion a year ago.

              The decline in administrative fees in third quarter 2001 compared to a year ago is partially attributable to a decrease in premiums on individual investment life policies and certain corporate-owned life policies where the Company collects a premium load. Also contributing to the decline are case terminations in the Institutional Products segment that generated additional administrative fees in third quarter 2000. Surrender charges decreased as a result of continued improvement in customer retention in the Individual Annuity segment in the first nine months of 2001 compared to the same period a year ago.

              Net investment income includes the investment income earned on investments supporting fixed annuities and certain life insurance products as well as the yield on the Company's general account invested assets which are not allocated to product segments, net of related investment expenses. General account assets supporting insurance products are closely correlated to the underlying reserves on these products. Net investment income grew from $412.6 million in the third quarter of 2000 to $435.0 million in the third quarter of 2001 and from $1.23 billion in the first nine months of 2000 to $1.29 billion in the first nine months of 2001. The increases were primarily due to increased invested assets to support growth in individual fixed annuity, institutional products and life insurance policy reserves, partially offset by lower yields. General account reserves supporting these products increased $2.96 billion to $24.76 billion as of the end of third quarter 2001 compared to $21.80 billion a year ago.

              Realized gains and losses on investments, hedging instruments and hedged items are not considered by the Company to be recurring components of earnings. The Company makes decisions concerning the sale of invested assets based on a variety of market, business, tax and other factors. In addition, included in this caption are changes in the fair value of items qualifying as fair value hedges, the related hedged items and the ineffective portion of cash flow hedges, all of which are not considered recurring components of earnings.

              Other income includes management fees, commissions and other income earned by subsidiaries of the Company that provide investment management, marketing, distribution and administration services.

              Benefits and Expenses

              Interest credited to policyholder account balances totaled $314.8 million in third quarter 2001 compared to $292.4 million in third quarter 2000, while year-to-date 2001 interest credited totaled $923.9 million compared to $876.9 million a year ago and principally relates to fixed annuities, both individual and institutional, and investment life insurance products. The growth in interest credited reflects the increase in policy reserves for these products, partially offset by lower crediting rates in the Institutional segment.

              The decline in amortization of deferred policy acquisition costs
              (DAC), which totaled $85.2 million and $91.6 million in the third quarter of 2001 and 2000, respectively, is consistent with lower earnings in the Individual Annuity segment. On a year-to-date basis, DAC amortization totaled $265.2 million in 2001 compared to $263.7 million in 2000.

              Operating expenses decreased 12% to $109.8 million in third quarter 2001 compared to $125.2 million in third quarter 2000. For the first nine months of 2001, operating expenses were $327.3 million, down 11% from $365.7 million for the first nine months of 2000. The decrease reflects the Company's commitment to aggressive expense management in response to volatile equity markets.

              Federal income tax expense was $52.8 million in third quarter 2001 compared to $50.9 million in third quarter 2000, representing effective tax rates of 27.6% and 28.8% for third quarter 2001 and 2000 respectively. For the first nine months of 2001 and 2000 federal income tax expense was $141.9 million and $157.2 million, representing effective tax rates of 26.7% and 31.0%, respectively. An increase in tax exempt income and investment tax credits resulted in the decrease in effective rates.

              Other Data

              In managing business, the Company analyzes operating performance using a non-GAAP measure called net operating income. The Company calculates net operating income by adjusting net income to exclude net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of change in accounting principles. Net operating income or similar measures are commonly used in the insurance industry as a measure of ongoing earnings performance.

              The excluded items are important in understanding the Company's overall results of operations. Net operating income should not be viewed as a substitute for net income determined in accordance with GAAP, and you should note that the Company's definition of net operating income may differ from that used by other companies. However, the Company believes that the presentation of net operating income as it is measured for management purposes enhances the understanding of the Company's results of operations by highlighting the results from ongoing operations and the underlying profitability factors of the Company's business. The Company excludes net realized gains and losses on investments, hedging instruments and hedged items from net operating income because the timing of transactions resulting in recognition of gains or losses is largely at the Company's discretion and the amount of these gains and losses is heavily influenced by and fluctuates in part according to the availability of market opportunities. Including the fluctuating effects of these transactions could distort trends in the underlying profitability of the Company's business.

              The following table reconciles the Company's reported net income to net operating income for the periods indicated.

                                                                              THREE MONTHS ENDED        NINE MONTHS ENDED
                                                                                 SEPTEMBER 30,            SEPTEMBER 30,
                                                                            -------------------------------------------------
                  (in millions)                                                2001         2000        2001        2000
                  ===========================================================================================================

                  Net income                                                 $   138.6    $   126.0   $   381.7   $   350.2
                  Net realized (gains) losses on investments,
                     hedging instruments and hedged items, net of tax            (23.9)         1.3       (22.7)       10.3
                  Cumulative effect of adoption of accounting principles,
                     net of tax                                                    -            -           7.1         -
                  -----------------------------------------------------------------------------------------------------------
                    Net operating income                                    $    114.7    $   127.3   $   366.1   $   360.5
                  ===========================================================================================================

              Recently Issued Accounting Pronouncements

              See note 2 to the unaudited consolidated financial statements for a discussion of recently issued accounting pronouncements.

              Sales Information

              In managing business, the Company regularly monitors and reports a non-GAAP measure titled sales. Sales or similar measures are commonly used in the insurance industry as a measure of business generated in the period.

              Sales should not be viewed as a substitute for revenues determined in accordance with GAAP, and the Company's definition of sales might differ from that used by other companies. Sales generate assets, which ultimately drive revenues from policy charges. Sales are comprised of statutory premiums or deposits on annuities, pension plans and life insurance products sold to a wide variety of customer bases. Statutory premiums and deposits are calculated in accordance with accounting practices prescribed or permitted by regulatory authorities and then adjusted to arrive at sales. Sales also include deposits on administration only group pension plans.

              Sales are stated net of internal replacements, which in the Company's opinion provides a more meaningful disclosure of sales. In addition, sales exclude: funding agreements issued to secure notes issued to foreign and domestic investors through an unrelated third party trust under the Company's two medium-term note programs; BOLI; large case pension plan acquisitions; and deposits into Nationwide employee and agent benefit plans. Although these products contribute to asset and earnings growth, they do not produce steady production flow that lends itself to meaningful comparisons and are therefore excluded from sales.

              The Company believes that the presentation of sales as measured for management purposes enhances the understanding of the Company's business and helps depict trends that may not be apparent in the results of operations due to differences between the timing of sales and revenue recognition.

              The Company's flagship products are marketed under The BEST of AMERICA(R) brand, and include individual and group variable annuities and variable life insurance. The BEST of AMERICA products allow customers to choose from investment options managed by premier mutual fund managers. The Company has also developed private label variable and fixed annuity products in conjunction with other financial services providers which allow those providers to sell products to their own customer bases under their own brand name.

              The Company also markets group deferred compensation retirement plans to employees of state and local governments for use under Internal Revenue Code (IRC) Section 457. The Company utilizes its sponsorship by the National Association of Counties and The United States Conference of Mayors when marketing IRC Section 457 products.

              Sales by product and segment for the comparable periods of 2001 and 2000 are summarized as follows:

                                                                THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                   SEPTEMBER 30,               SEPTEMBER 30,
                                                            --------------------------------------------------------
              (in millions)                                     2001          2000          2001          2000
              ======================================================================================================

              The BEST of AMERICA products                  $     895.1   $   1,398.3   $   2,948.3   $   4,282.1
              Private label annuities                             359.7         235.6       1,116.7         784.3
              Other                                                 -             5.8           2.8          81.0
              ------------------------------------------------------------------------------------------------------
                Total individual variable annuity sales         1,254.8       1,639.7       4,067.8       5,147.4
              ------------------------------------------------------------------------------------------------------

              Deferred fixed annuities                            543.7         133.5       1,296.9         325.0
              Immediate fixed annuities                            29.4          26.2         102.5          95.8
              ------------------------------------------------------------------------------------------------------
                Total individual fixed annuity sales              573.1         159.7       1,399.4         420.8
              ------------------------------------------------------------------------------------------------------
                  Total individual annuity sales            $   1,827.9   $   1,799.4   $   5,467.2   $   5,568.2
              ======================================================================================================

              The BEST of AMERICA products                  $     716.4   $     897.3   $   2,425.0   $   3,046.4
              Other                                                16.6          11.1          43.9          37.4
              ------------------------------------------------------------------------------------------------------
                Total private sector pension plan sales           733.0         908.4       2,468.9       3,083.8
              ------------------------------------------------------------------------------------------------------

                Total public sector pension plan sales -
                   IRC Section 457 annuities                      366.8         427.5       1,156.9       1,732.8
              ------------------------------------------------------------------------------------------------------
                  Total institutional products sales        $   1,099.8   $   1,335.9   $   3,625.8   $   4,816.6
              ======================================================================================================

              The BEST of AMERICA variable life series      $     120.4   $     155.8   $     409.9   $     419.2
              Corporate-owned life insurance                       78.0         152.9         593.7         476.2
              Traditional/Universal life insurance                 56.7          59.2         178.9         179.8
              ------------------------------------------------------------------------------------------------------
              Total life insurance sales                    $     255.1   $     367.9   $   1,182.5   $   1,075.2
              ======================================================================================================

              The Company sells its products through a broad distribution network. Unaffiliated entities that sell the Company's products to their own customer base include independent broker/dealers, brokerage firms, financial institutions, pension plan administrators and life insurance specialists. Representatives of the Company who market products directly to a customer base identified by the Company consists of Nationwide Retirement Solutions. The Company also distributes savings products through the agency distribution force of its ultimate parent company, Nationwide Mutual Insurance Company.

              Sales by distribution channel are summarized as follows.

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Independent broker/dealers                    $      937.2  $   1,456.2   $  3,198.7    $  4,593.4
                  Brokerage firms                                      568.5        294.5      1,598.2         902.7
                  Financial institutions                               818.8        736.6      2,361.8       2,148.1
                  Pension plan administrators                          224.7        228.7        767.8         819.6
                  Life insurance specialists                            78.1        154.9        593.8         482.5
                  Nationwide agents                                    171.2        184.6        533.7         619.5
                  Nationwide Retirement Solutions                      384.3        447.7      1,221.5       1,894.2
                  -----------------------------------------------------------------------------------------------------

              The decrease in sales in the independent broker/dealer channel reflects lower demand for variable annuities due to volatile equity markets and a shift in private sector pension plan sales from group annuities issued by the Company to trust products issued by an affiliate, Nationwide Trust Company.

              Sales through brokerage firms increased 93% in third quarter 2001 compared to third quarter 2000 and are up 77% for the first nine months, principally due to the addition of Waddell & Reed as a distributor.

              Sales through financial institutions grew 11% in third quarter 2001 compared to a year ago, and grew 10% for the first nine months of 2001 compared to the first nine months of 2000, driven mainly by the appointment of new distributors in the bank channel who sell fixed annuity products.

              The increase in sales through life insurance specialists during the first nine months of 2001 compared to the same period a year ago reflects increased sales of COLI products that occurred in the first half of 2001. Third quarter 2001 sales through this channel were impacted by the volatile economic climate as fewer businesses are creating new employee benefit programs.

              Nationwide Retirement Solutions sales reached $384.3 million during third quarter 2001, a 14% decrease from a year ago. In this channel, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits. The decline in sales is also attributable to a shift in both Private and Public sector sales from group annuity contracts issued by the Company to administration only and Trust Company products provided by affiliates. Lower sales through this channel for the first nine months of 2001 compared to the same period a year ago reflects the impact of previously lost cases on recurring deposits.



              BUSINESS SEGMENTS

              The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

              The following table summarizes operating income before federal income tax expense for the Company's business segments for the periods indicated.

                                                                             THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
                 (in millions)                                               2001          2000          2001          2000
              =================================================================================================================

                 Individual Annuity                                        $  53.4       $  71.8       $ 177.1       $ 214.6
                 Institutional Products                                       49.0          57.8         158.4         172.8
                 Life Insurance                                               43.4          39.1         135.9         108.9
                 Corporate                                                     8.9          10.3          24.4          27.0
              -----------------------------------------------------------------------------------------------------------------
                   Operating income before federal income tax expense      $ 154.7       $ 179.0       $ 495.8       $ 523.3
              =================================================================================================================

              Individual Annuity

              The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

              The following table summarizes certain selected financial data for the Company's Individual Annuity segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Policy charges                                          $      120.2  $      147.0  $      374.9  $     437.8
                Net investment income                                          135.7         119.5         387.3        361.1
                Premiums on immediate annuities                                 14.2           6.6          47.9         38.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               270.1         273.1         810.1        837.1
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             111.0          98.8         316.4        296.8
                Other benefits                                                  16.4           7.5          52.0         39.4
                Amortization of deferred policy acquisition costs               53.0          60.9         164.2        175.1
                Other operating expenses                                        36.3          34.1         100.4        111.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               216.7         201.3         633.0        622.5
              -----------------------------------------------------------------------------------------------------------------
              Operating income before federal income tax expense        $       53.4  $       71.8  $      177.1  $     214.6
              =================================================================================================================

              OTHER DATA
              Sales:
                Individual variable annuities                           $    1,254.8  $    1,639.7  $    4,067.8  $    5,147.4
                Individual fixed annuities                                     573.1         159.7       1,399.4         420.8
              -----------------------------------------------------------------------------------------------------------------
                 Total individual annuity sales                         $    1,827.9  $    1,799.4  $    5,467.2  $    5,568.2
              =================================================================================================================

              Average account balances:
                General account                                         $    7,808.8  $    6,893.1  $     7,336.1  $   6,965.6
                Separate account                                            32,754.8      39,008.8       34,006.6     38,146.1
              -----------------------------------------------------------------------------------------------------------------
                 Total average account balances                         $   40,563.6  $   45,901.9  $    41,342.7  $  45,111.7
              =================================================================================================================

              Account balances as of period end:
                Individual variable annuities                           $   32,758.2  $   41,645.8
                Individual fixed annuities                                   5,164.1       3,792.0
              -----------------------------------------------------------------------------------------------------------------
                 Total account balances                                 $   37,922.3  $   45,437.8
              =================================================================================================================

              Return on average equity                                          12.0%         21.5%          14.3%         20.9%
              Pre-tax operating income to average account balances              0.53%         0.63%          0.57%         0.63%
              ------------------------------------------------------------------------------------ -----------------------------

              Pre-tax operating earnings totaled $53.4 million in third quarter 2001, down 26% compared to a year ago earnings of $71.8 million. For the first nine months of 2001 pre-tax operating earnings were $177.1 million compared to $214.6 million for the first nine months of 2000.

              Asset fees decreased to $103.1 million in the third quarter of 2001, down 17% from $124.1 million in the same period a year ago. For the first nine months of 2001, asset fees totaled $318.7 million down 12% from the first nine months of 2000 total of $361.9 million. Asset fees are calculated daily and charged as a percentage of separate account assets. The decrease in asset fees is due to market depreciation on investments underlying reserves. For the three and nine months ended September 30, 2001, average separate account assets decreased 16% to $32.75 billion and 11% to $34.01 billion respectively, compared to the same periods a year ago.

              Surrender fees decreased by $5.6 million to $12.8 million in the third quarter of 2001 compared to a year ago. For the first nine months of 2001, surrender fees totaled $42.3 million compared to $61.3 million in the same period a year ago. These decreases were due to improved persistency in individual variable and fixed annuities.

              Operating expenses were $36.3 million in third quarter 2001, an increase of 6% over third quarter 2000. During the first nine months of 2001, operating expenses totaled $100.4 million, a decrease of 10% over the first nine months of 2000 total of $111.2 million reflecting management's focus on expense management in response to volatile equity markets.

              The following table depicts the interest spread on average general account reserves in the Individual Annuity segment for the periods indicated.

                                                                  THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
              ========================================================================================================

              Net investment income                                  7.50%         7.89%         7.65%         7.84%
              Interest credited                                      5.69          5.73          5.75          5.68
              --------------------------------------------------------------------------------------------------------
                   Interest spread                                   1.81%         2.16%         1.90%         2.16%
              ========================================================================================================

              Interest spreads narrowed in the third quarter of 2001 and on a year-to-date basis compared to the prior year. A combination of the current competitive environment, a sharp decline in interest rates and a by-product of the Company's investment strategy all contributed to the reduction in spreads. As a strategic move to maintain market share, the Company did not lower crediting rates in the third quarter as quickly as earned rates declined. In addition, throughout 2001, the Company had a significant increase in cash flows in the general account due to strong fixed annuity sales. During the time between when a commitment is made to purchase a commercial mortgage loan or private placement bond and closing, typically 30 to 60 days, the cash is invested short-term. This strategy, while sound over the long-term, can provide short-term pressure on spreads, especially in a declining interest rate environment.

              Led by variable product deposits of $1.42 billion offset by withdrawals and surrenders of $1.09 billion, Individual Annuity segment deposits in third quarter 2001 of $1.99 billion offset by withdrawals and surrenders totaling $1.17 billion generated net flows of $825.7 million compared to the $641.1 million achieved a year ago. Despite the competitive nature of the individual annuity market, the Company has demonstrated the ability to generate positive net flows by expanding its broad distribution network and innovative product development resources.

              The decrease in pre-tax operating income to average assets in third quarter and the first nine months of 2001 compared to the same periods in 2000 is primarily a result of the Company's expense structure not being as elastic as the revenue stream.

              Individual Annuity sales, which exclude internal replacements, during third quarter 2001 were $1.83 billion, up slightly from $1.80 billion in the year ago quarter, while year-to-date 2001 sales of individual annuities were $5.47 billion compared to $5.57 billion in 2000. The addition of new selling arrangements and volatile equity markets drove the growth in sales of deferred fixed annuities which totaled $543.7 million in the third quarter 2001 compared to $133.5 million in third quarter 2000, offsetting the decline in variable annuity sales. Sales of deferred fixed annuities for the first nine months of 2001 were $1.30 billion compared to $325.0 million for the first nine months of 2000.

              Institutional Products

              The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities. The sales figures do not include business generated through the Company's two medium-term note programs, large case pension plan acquisitions and Nationwide employee and agent benefit plans, however the income statement data does reflect this business.

              The following table summarizes certain selected financial data for the Company's Institutional Products segment for the periods indicated.

                                                                              THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Asset fees                                              $       42.4  $       57.2  $      135.4  $     167.8
                Net investment income                                          211.8         203.7         635.3        612.2
                Other                                                            4.9          11.7          23.2         24.9
              -----------------------------------------------------------------------------------------------------------------
                                                                               259.1         272.6         793.9        804.9
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             159.2         153.6         476.0        465.5
                Other benefits and expenses                                     50.9          61.2         159.5        166.6
              -----------------------------------------------------------------------------------------------------------------
                                                                               210.1         214.8         635.5        632.1
              -----------------------------------------------------------------------------------------------------------------
                  Operating income before federal income tax expense    $       49.0  $       57.8  $      158.4  $     172.8
              =================================================================================================================

              OTHER DATA
              Sales:
                Private sector pension plans                            $      733.0  $      908.4  $    2,468.9  $   3,083.8
                Public sector pension plans                                    366.8         427.5       1,156.9      1,732.8
              -----------------------------------------------------------------------------------------------------------------
                  Total institutional products sales                    $    1,099.8  $    1,335.9  $    3,625.8  $   4,816.6
              =================================================================================================================

              Average account balances:
                General account                                         $   11,769.0  $   10,344.4  $   11,427.7  $  10,461.6
                Separate account                                            22,714.2      28,628.2      23,692.3     28,220.0
              -----------------------------------------------------------------------------------------------------------------
                  Total average account balances                        $   34,483.2  $   38,972.6  $   35,120.0  $  38,681.6
              =================================================================================================================

              Account balances as of period end:
                Private sector pension plans                            $   15,334.0  $   19,482.3
                Public sector pension plans                                 14,600.5      18,950.4
                Medium-term notes                                            2,880.5       1,287.2
              -----------------------------------------------------------------------------------------------------------------
                  Total account balances                                $   32,815.0  $   39,719.9
              =================================================================================================================

              Return on average equity                                          20.6%         26.9%         22.8%         26.0%
              Pre-tax operating income to average account balances              0.57%         0.59%         0.60%         0.60%
              -----------------------------------------------------------------------------------------------------------------

              Asset fees declined 26% to $42.4 million in the quarter ended September 30, 2001 compared to a year ago, while year-to-date 2001 asset fees were $135.4 million compared to $167.8 million in 2000. The decline was driven by a 21% decrease in average separate account assets in the quarter compared to the quarter ended a year ago and a 16% drop in year-to-date average separate account assets for the first nine months of 2001 compared to the same period a year ago.

              Net investment income increased to $211.8 million (4%) in the third quarter of 2001 compared to a year ago. Year-to-date net investment income also increased 4% from the same period a year ago. Driving these increases were 14% and 9% increases in the average general account balance in the third quarter and first nine months of 2001, respectively, compared to the same periods a year ago, offset by lower yields.

              Institutional Products segment results reflect an increase in interest spread income attributable to growth in average general account assets. Interest spread is the differential between net investment income and interest credited to policyholder account balances. Interest spreads vary depending on crediting rates offered by competitors, performance of the investment portfolio, including the rate of prepayments, changes in market interest rates and other factors.

              The following table depicts the interest spread on average general account reserves in the Institutional Products segment for the periods indicated.

                                                                   THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
                 =====================================================================================================

                 Net investment income                               7.20%         7.88%         7.41%         7.80%
                 Interest credited                                   5.41          5.94          5.55          5.93
                 -----------------------------------------------------------------------------------------------------
                    Interest spread                                  1.79%         1.94%         1.86%         1.87%
                 =====================================================================================================

              Interest spread on average general account reserves decreased from the prior year for the quarter and year-to-date. For Institutional pension products, the Company sets interest crediting rates prior to the start of the quarter. In addition, the time between when a deposit is received and an investment commitment is made, and the actual close on a commercial mortgage loan or private placement bond can be 30 to 60 days. These practices will put pressure on spreads in a declining interest rate environment. In addition, the Company experienced a significant amount of transfers into the general account placing further pressure on spreads.

              Other benefits and expenses in third quarter 2001 decreased 17% compared to a year ago. For the first nine months of 2001 other benefits and expenses totaled $159.5 million, down 4% from the first nine months of 2000. The decreases are the result of expense reductions in the group public sector pension business in response to a lower revenue base.

              Institutional Product sales during third quarter 2001 reached $1.10 billion compared to sales of $1.34 billion in third quarter 2000. For the first nine months of 2001, sales reached $3.63 billion compared to sales of $4.82 billion for the same period a year ago. The Private Sector continues to be impacted by the volatile equity markets, which reduced the average plan size of take-over cases and a slowing economy, which has resulted in reduced demand for new cases. In the Public Sector, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits.

              Institutional Products segment deposits in third quarter 2001 of $1.13 billion offset by participant withdrawals and surrenders totaling $918.7 million generated net flows from participant activity of $214.7 million, a 18% increase over third quarter 2000. Year-to-date 2001 net flows decreased 8% to $426.5 million compared to year-to-date 2000 net flows of $464.3 million.

              Life Insurance

              The Life Insurance segment consists of insurance products, including universal life insurance, COLI and BOLI products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

              The following table summarizes certain selected financial data for the Company's Life Insurance segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Total policy charges                                    $     76.3    $     68.9    $    234.5    $    193.0
                Net investment income                                         80.7          73.5         241.7         214.2
                Other                                                         45.3          45.1         142.2         142.5
              -----------------------------------------------------------------------------------------------------------------
                                                                             202.3         187.5         618.4         549.7
              -----------------------------------------------------------------------------------------------------------------

              Benefits                                                       104.6          97.0         319.6         292.2
              Operating expenses                                              54.3          51.4         162.9         148.6

              -----------------------------------------------------------------------------------------------------------------
                                                                             158.9         148.4         482.5         440.8
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense      $     43.4    $     39.1    $    135.9    $    108.9
              =================================================================================================================

              OTHER DATA
              Sales:
                The BEST of AMERICA variable life series                $    120.4    $    155.8    $    409.9    $    419.2
                Corporate-owned life insurance                                78.0         152.9         593.7         476.2
                Traditional/Universal life insurance                          56.7          59.2         178.9         179.8
              -----------------------------------------------------------------------------------------------------------------
                  Total life insurance sales                            $    255.1    $    367.9    $  1,182.5    $  1,075.2
              =================================================================================================================

              Policy reserves as of period end:
                Corporate investment life insurance                     $  2,981.6    $  2,378.8
                Individual investment life insurance                       1,944.7       2,152.1
                Traditional life insurance                                 1,853.2       1,807.0
                Universal life insurance                                     779.4         770.7
              -----------------------------------------------------------------------------------------------------------------
                  Total policy reserves                                 $  7,558.9    $  7,108.6
              =================================================================================================================

              Return on average equity                                        10.8%         12.6%         12.0%         12.1%
              -----------------------------------------------------------------------------------------------------------------

              Life Insurance segment results reflect increased revenues driven by growth in investment life insurance in force. Life Insurance segment earnings increased 11% to $43.4 million for the third quarter 2001, up from $39.1 million a year ago. On a year-to-date basis segment earnings increased 25% to $135.9 million in 2001 from $108.9 million in 2000. The increase in Life Insurance segment earnings is attributable to strong sales and increased investment life earnings due to reserve growth in both individual and corporate investment life insurance products.

              Driven primarily by increased policy charges, revenues from investment life products increased to $97.6 million in third quarter 2001 compared to $83.9 million in third quarter 2000, while year-to-date revenues increased to $296.9 million for 2001 compared to $232.9 million for 2000. The revenue growth reflects significantly increased policy reserve levels driven by corporate investment life reserves, which include both BOLI and COLI products, which reached $2.98 billion as of September 30, 2001, up from $2.38 billion in the same period a year ago.

              Pre-tax operating earnings from investment life products totaled $25.1 million in third quarter 2001 a 20% increase from $20.9 million in third quarter 2000, while the first nine months of 2001 reached $77.4 compared to $61.1 million a year ago, a 27% increase. The strong revenue growth discussed previously was offset by higher life insurance benefits due to the growth in the number of policies in-force in the third quarter and first nine months of 2001.

              Traditional/Universal life pre-tax operating earnings increased slightly to $18.3 million in third quarter 2001 compared to $18.2 million in the same period a year ago. For the first nine months of 2001, pre-tax operating earnings increased 22% to $58.5 million compared to $47.8 million for the first nine months of 2000, reflecting higher investment earnings and lower operating expenses.

              Total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, decreased 31% to $255.1 million in third quarter 2001 compared to $367.9 million during the same period in 2000. For the first nine months of 2001, total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, increased $107.3 million over 2000 and totaled $1.18 billion. In the quarter, individual market sales were adversely impacted by uncertainty surrounding estate planning. While the number of applications and policies issued are in line with prior year, the average size is down. COLI sales are down given the depressed economic environment where corporations are not forming new executive benefit plans and existing plans are being funded at lower levels.

              Corporate

              The following table summarizes certain selected financial data for the Company's Corporate segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Operating revenues(1)                                     $     10.1    $     19.5    $     34.6    $     54.9
              Operating expenses                                               1.2           9.2          10.2          27.9
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense(1)   $      8.9    $     10.3    $     24.4    $     27.0
              =================================================================================================================

              ----------

              (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

              The Corporate segment consists of net investment income on invested assets not allocated to the three product segments, unallocated expenses and interest expense on short-term borrowings. The decline in revenues reflects a decrease in net investment income on real estate investments and fewer investments retained in the corporate segment as more capital and the related investments earnings are allocated to the product segments to support growth.

              In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment. The Company realized net investment gains of $37.4 million and net losses on hedges and hedged items of $0.7 million during the third quarter of 2001 compared to realized net investment losses of $2.1 million during the third quarter of 2000. For the first nine months of 2001, the Company realized net investment gains of $33.0 million and net gains on hedges and hedged items of $1.9 million compared to realized net investment losses of $15.9 million during the first nine months of 2000. During the third quarter and first nine months of 2001, a net investment gain of $44.4 million was realized upon the reduction of an interest in a real estate partnership investment. In addition, the Company realized an after tax loss of $4.8 million related to the adoption of FAS 133 in first quarter 2001 and an after tax loss of $2.3 related to the adoption of EITF 99-20 in second quarter 2001.

ITEM 3        QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

              Omitted due to reduced disclosure format.

                           PART II - OTHER INFORMATION

                                        CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 17 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 127 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-7:

1.     Power of Attorney dated April 4, 2001                   Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VLI Separate Account-3 (File No. 811-6140),
       adopted                                                 and hereby incorporated herein by reference.

3.     Distribution Contracts                                  Included with the Post-Effective - 14 of the Registration
                                                               Statement (File No. 33-44296), and hereby incorporated
                                                               herein by reference.

4.     Form of Security                                        Included with the Registration Statement on Form S-6 for
                                                               the Nationwide VLI Separate Account-3 (File No. 33-44296),
                                                               and hereby incorporated herein by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account-3 (File No. 811-6140),
                                                               and hereby incorporated herein by reference.

6.     Application form of Security                            Included with the Registration Statement on Form S-6 for
                                                               the Nationwide VLI Separate Account-3 (File No. 33-44296),
                                                               and hereby incorporated herein by reference.

7.     Opinion of Counsel                                      Included with the Registration Statement on Form S-6 for
                                                               the Nationwide VLI Separate Account-3 (File No. 33-44296),
                                                               and hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account - 3:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                                       KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 17 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 15th day of January, 2002.


                                            NATIONWIDE VLI SEPARATE ACCOUNT-3
                                    --------------------------------------------
                                                      (Registrant)
(Seal)                                      NATIONWIDE LIFE INSURANCE COMPANY
                                    --------------------------------------------
Attest:                                               (Depositor)
By:      /s/ GLENN W. SODEN            By:        /s/ STEVEN SAVINI
------------------------------------   -----------------------------------------
                Glenn W. Soden                      Steven Savini
              Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of January, 2002.



               SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart


                                                  By /s/ STEVEN SAVINI
                                      ------------------------------------------
                                                      Steven Savini
                                                    Attorney-in-Fact